UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	March 31, 2016

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

(formerly Limited Duration Portfolio)

Semi-Annual Report
March 31, 2016

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
U.S. Privacy Policy	31
Trustee and Officer Information	34

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Short Duration Income Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2016

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Expense Example (unaudited)

Short Duration Income Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2016 and held for the entire six-month period (unless otherwise noted).

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/15	Actual Ending Account Value 3/31/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Short Duration Income Portfolio Class I	$1,000.00	$1,030.00	$1,022.85	$2.18	*	$2.17	*	0.43%
Short Duration Income Portfolio Class A	1,000.00	1,029.80	1,022.40	2.64	*	2.63	*	0.52
Short Duration Income Portfolio Class L	1,000.00	1,027.80	1,019.85	5.22	*	5.20	*	1.03
Short Duration Income Portfolio Class C	1,000.00	1,024.90	1,017.60	7.49	*	7.47	*	1.48
Short Duration Income Portfolio Class IS	1,000.00	1,030.90	1,010.51	0.56	**	0.56	**	0.25

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 81/366 (to reflect actual days one-half year period).

*** Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (95.0%)
Agency Adjustable Rate Mortgages (7.2%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.47%, 6/1/38	$580	$613
2.56%, 7/1/38	498	523
2.60%, 8/1/35 - 5/1/40	2,612	2,760
2.61%, 7/1/38	682	720
2.63%, 6/1/37	242	257
2.69%, 9/1/35	1,090	1,150
2.81%, 9/1/40	324	341
Federal National Mortgage Association,
Conventional Pools:
2.02%, 9/1/37	776	797
2.44%, 9/1/38	642	667
2.51%, 10/1/35 - 9/1/38	1,171	1,240
2.60%, 9/1/39	261	277
2.61%, 5/1/39	895	942
Government National Mortgage Association,
Various Pools:
1.75%, 2/20/41	315	326
2.00%, 11/20/39	161	167
		10,780
Agency Bond — Consumer Discretionary (U.S. Government Guaranteed) (0.4%)
Safina Ltd.
2.00%, 12/30/23	660	666
Agency Bonds — Sovereign (U.S. Government Guaranteed) (1.8%)
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	1,705	1,797
Tunisia Government AID Bonds
1.69%, 7/16/19	885	903
		2,700
Agency Fixed Rate Mortgages (7.2%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	713	763
6.50%, 9/1/19 - 4/1/24	3	4
7.50%, 11/1/19 - 5/1/35	44	54
8.00%, 8/1/32	25	31
8.50%, 8/1/31	26	34
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 - 1/1/44	2,822	3,073
5.00%, 12/1/23 - 11/1/44	3,900	4,300
6.00%, 2/1/37 - 9/1/37	520	594
6.50%, 2/1/28 - 10/1/32	298	343
7.00%, 7/1/29 - 3/1/37	404	482
7.50%, 8/1/37	60	75
8.00%, 4/1/33	106	132
8.50%, 10/1/32	45	57
	Face Amount (000)	Value (000)
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	$220	$249
7.50%, 11/15/32	302	358
8.50%, 7/15/30	134	152
9.00%, 11/15/16 - 12/15/16	5	5
		10,706
Asset-Backed Securities (8.8%)
Ally Auto Receivables Trust,
1.20%, 8/15/18	460	460
1.47%, 4/15/20	650	652
American Homes 4 Rent
4.69%, 10/17/45 (a)	176	174
CAM Mortgage LLC
3.38%, 7/15/64 (a)	224	224
Capital One Multi-Asset Execution Trust,
1.45%, 8/16/21	474	476
1.48%, 7/15/20	550	553
Citibank Credit Card Issuance Trust
2.88%, 1/23/23	450	471
Colony American Homes
1.59%, 5/17/31 (a)(b)	407	400
Discover Card Execution Note Trust
0.87%, 7/15/21 (b)	670	671
Ford Credit Auto Owner Trust,
1.39%, 7/15/20	400	401
2.26%, 11/15/25 (a)	1,165	1,181
Green Tree Agency Advance Funding Trust I
3.09%, 10/15/48 (a)	227	227
Hyundai Auto Lease Securitization Trust
0.99%, 7/16/18 (a)(b)	600	600
Invitation Homes Trust,
1.58%, 12/17/30 (a)(b)	592	586
1.78%, 6/17/32 (a)(b)	392	385
3.18%, 8/17/32 (a)(b)	666	635
Nationstar HECM Loan Trust,
2.88%, 11/25/25 (a)	230	230
2.98%, 2/25/26 (a)	476	476
3.84%, 5/25/18 (a)	231	231
North Carolina State Education Assistance Authority
1.42%, 7/25/25 (b)	548	538
Panhandle-Plains Higher Education Authority, Inc.
1.56%, 7/1/24 (b)	163	162
RMAT LLC
4.83%, 6/25/35 (a)	467	459
SBA Small Business Investment Cos.
2.25%, 9/10/22	608	613
SPS Servicer Advance Receivables Trust
2.92%, 7/15/47 (a)	350	350
Sunset Mortgage Loan Co., LLC
3.72%, 11/16/44 (a)	161	160
Volkswagen Credit Auto Master Trust
1.40%, 7/22/19 (a)	398	394

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
VOLT NPL X LLC
4.75%, 10/26/54 (a)	$282	$276
VOLT XIX LLC
5.00%, 4/25/55 (a)	200	197
VOLT XXII LLC
4.25%, 2/25/55 (a)	200	192
VOLT XXX LLC
4.75%, 10/25/57 (a)	200	195
VOLT XXXI LLC
4.50%, 2/25/55 (a)	200	195
VOLT XXXIII LLC
4.25%, 3/25/55 (a)	347	336
		13,100
Collateralized Mortgage Obligations — Agency Collateral Series (6.8%)
Federal Home Loan Mortgage Corporation,
1.44%, 1/25/19	437	439
1.56%, 10/25/18	194	195
1.62%, 9/25/18	465	468
1.66%, 11/25/16	2,202	2,204
1.78%, 10/25/20	496	501
1.87%, 1/25/18	6	6
1.88%, 5/25/19	843	857
2.06%, 10/25/20	585	595
2.09%, 3/25/19	265	271
2.26%, 10/25/20	322	328
2.30%, 9/25/18	320	328
2.32%, 10/25/18	285	292
3.03%, 10/25/20 (b)	483	512
REMIC
7.50%, 9/15/29	821	956
Federal National Mortgage Association,
0.62%, 6/25/18 (b)	241	240
1.55%, 4/25/18	250	251
1.63%, 2/25/18	300	302
2.17%, 9/25/19 (b)	587	600
Government National Mortgage Association,
IO
5.00%, 11/20/38	972	59
5.80%, 3/20/43 (b)	882	147
6.06%, 8/16/39 (b)	899	81
6.07%, 5/20/40 (b)	1,068	188
6.16%, 1/16/40 (b)	646	109
6.36%, 8/16/36 (b)	1,151	258
		10,187
Commercial Mortgage-Backed Securities (1.2%)
BLCP Hotel Trust
1.39%, 8/15/29 (a)(b)	581	568
CDGJ Commercial Mortgage Trust
1.74%, 12/15/27 (a)(b)	544	540
Citigroup Commercial Mortgage Trust
2.11%, 1/12/30 (a)	165	166
	Face Amount (000)	Value (000)
Hilton USA Trust
1.44%, 11/5/30 (a)(b)	$154	$154
Hudsons Bay Simon JV Trust
2.02%, 8/5/34 (a)(b)	185	185
JP Morgan Chase Commercial Mortgage Securities Trust
1.42%, 7/15/31 (a)(b)	177	176
		1,789
Corporate Bonds (57.2%)
Finance (26.7%)
ABN Amro Bank N.V.
2.50%, 10/30/18 (a)	630	639
American Express Credit Corp.,
Series G
1.80%, 7/31/18	425	427
2.25%, 8/15/19	675	684
Automatic Data Processing, Inc.
2.25%, 9/15/20	350	360
Bank of America Corp.,
MTN
2.63%, 10/19/20	780	786
Bank of America NA
1.25%, 2/14/17	1,450	1,452
Bank of Montreal,
MTN
1.80%, 7/31/18	475	477
Bank of New York Mellon Corp. (The),
MTN
2.45%, 11/27/20	525	536
Bank of Nova Scotia (The),
1.70%, 6/11/18	550	551
1.95%, 1/15/19	725	731
BB&T Corp.,
MTN
2.25%, 2/1/19	580	590
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	500	507
BNP Paribas SA, MTN
2.70%, 8/20/18	610	624
BNZ International Funding Ltd.
2.35%, 3/4/19 (a)	650	654
BPCE SA,
MTN
2.25%, 1/27/20	600	602
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	310	310
Capital One Financial Corp.
2.45%, 4/24/19	1,005	1,016
Citigroup, Inc.
2.05%, 12/7/18	475	477
Commonwealth Bank of Australia
2.50%, 9/20/18	600	612
Compass Bank
1.85%, 9/29/17	600	601

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Cooperatieve Rabobank UA
3.38%, 1/19/17	$330	$336
Credit Agricole SA
2.13%, 4/17/18 (a)	775	781
Credit Suisse AG, Series G
2.30%, 5/28/19	650	656
DBS Group Holdings Ltd.
2.25%, 7/16/19 (a)	650	657
Discover Bank
2.00%, 2/21/18	665	662
DNB Bank ASA
3.20%, 4/3/17 (a)	610	621
ERP Operating LP
2.38%, 7/1/19	550	554
Goldman Sachs Group, Inc. (The)
2.38%, 1/22/18	880	892
HSBC USA, Inc.,
1.63%, 1/16/18	725	724
2.25%, 6/23/19	659	661
ING Bank N.V.
2.05%, 8/17/18 (a)	1,075	1,081
Intesa Sanpaolo SpA
3.88%, 1/16/18	355	363
Jackson National Life Global Funding
1.88%, 10/15/18 (a)	275	276
JPMorgan Chase & Co.,
1.85%, 3/22/19	1,170	1,175
2.20%, 10/22/19	325	331
LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)	500	499
Macquarie Bank Ltd., 2.35%, 1/15/19 (a)	725	729
2.60%, 6/24/19 (a)	605	611
Manufacturers & Traders Trust Co.
2.10%, 2/6/20	560	559
Metropolitan Life Global Funding I
2.00%, 4/14/20 (a)	550	547
Mizuho Bank Ltd.
1.85%, 3/21/18 (a)	645	645
National Australia Bank Ltd.
1.25%, 3/17/17 (a)	400	400
New York Life Global Funding,
1.30%, 10/30/17 (a)	475	476
1.55%, 11/2/18 (a)	375	376
PNC Bank NA
1.95%, 3/4/19	875	884
Principal Financial Group, Inc.
1.85%, 11/15/17	725	727
Protective Life Global Funding
2.70%, 11/25/20 (a)	525	534
	Face Amount (000)	Value (000)
QBE Insurance Group Ltd.
2.40%, 5/1/18 (a)	$200	$201
Royal Bank of Canada
1.80%, 7/30/18	500	503
Santander Bank NA
2.00%, 1/12/18	525	521
Santander UK Group Holdings PLC
2.88%, 10/16/20	200	199
Skandinaviska Enskilda Banken AB
1.75%, 3/19/18 (a)	380	380
Standard Chartered PLC
1.50%, 9/8/17 (a)	900	893
Sumitomo Mitsui Banking Corp.
2.45%, 1/10/19	630	640
Swedbank AB
1.75%, 3/12/18 (a)	305	305
Synchrony Financial
3.00%, 8/15/19	800	813
Toronto-Dominion Bank (The),
1.95%, 1/22/19	1,450	1,463
MTN
2.63%, 9/10/18	650	666
UBS AG,
MTN
2.38%, 8/14/19	925	939
UnitedHealth Group, Inc.
2.70%, 7/15/20	500	520
Visa, Inc.
2.20%, 12/14/20	500	513
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 9/17/19 (a)	600	605
Wells Fargo & Co.
2.15%, 1/15/19	360	367
Wells Fargo Bank NA
1.65%, 1/22/18	725	731
Westpac Banking Corp.
1.95%, 11/23/18	375	378
		40,030
Industrials (28.1%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (a)	745	747
AbbVie, Inc.
2.50%, 5/14/20	575	586
Actavis Funding SCS
3.00%, 3/12/20	835	861
Altera Corp.
2.50%, 11/15/18	300	309
Amazon.com, Inc.
2.60%, 12/5/19	525	547
American Honda Finance Corp.,
MTN
2.45%, 9/24/20	550	567

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Anadarko Petroleum Corp.
5.95%, 9/15/16	$575	$585
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/1/19	775	786
AstraZeneca PLC
1.75%, 11/16/18	525	530
AT&T, Inc.
2.45%, 6/30/20	1,225	1,243
Baidu, Inc.
3.25%, 8/6/18	225	231
BAT International Finance PLC
2.75%, 6/15/20 (a)	450	463
Baxalta, Inc.
2.88%, 6/23/20 (a)	550	550
Bayer US Finance LLC
2.38%, 10/8/19 (a)	600	619
Becton Dickinson and Co.
2.68%, 12/15/19	300	308
Biogen, Inc.
2.90%, 9/15/20	525	541
Caterpillar Financial Services Corp.,
1.50%, 2/23/18	425	427
1.80%, 11/13/18	300	304
CBS Corp.
2.30%, 8/15/19	625	632
Celgene Corp.
2.88%, 8/15/20	525	541
Chevron Corp.
1.79%, 11/16/18	300	304
Cisco Systems, Inc.
1.60%, 2/28/19	700	710
Coca-Cola Co.
1.88%, 10/27/20	500	508
Comcast Corp.
5.70%, 5/15/18	520	569
CVS Health Corp.
1.90%, 7/20/18	550	558
Daimler Finance North America LLC
2.38%, 8/1/18 (a)	750	762
Dominion Gas Holdings LLC
2.50%, 12/15/19	825	838
EMD Finance LLC
2.40%, 3/19/20 (a)	575	575
Enbridge, Inc.
1.08%, 6/2/17 (b)	175	168
Enterprise Products Operating LLC
2.55%, 10/15/19	325	326
Experian Finance PLC
2.38%, 6/15/17 (a)	600	599
Exxon Mobil Corp.
1.71%, 3/1/19	775	786
	Face Amount (000)	Value (000)
Ford Motor Credit Co., LLC
5.00%, 5/15/18	$825	$872
General Motors Financial Co., Inc.
3.15%, 1/15/20	600	602
Gilead Sciences, Inc.
2.55%, 9/1/20	500	515
Goldcorp, Inc.
2.13%, 3/15/18	520	513
Harley-Davidson Financial Services, Inc.,
1.55%, 11/17/17 (a)	258	259
2.15%, 2/26/20 (a)	350	351
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	400	416
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	240	240
Hyundai Capital America,
2.00%, 3/19/18 (a)	525	529
2.50%, 3/18/19 (a)	775	782
2.60%, 3/19/20 (a)	325	325
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 1/15/19	335	343
Intel Corp.
2.45%, 7/29/20	550	570
JM Smucker Co. (The)
2.50%, 3/15/20	225	228
John Deere Capital Corp.
1.95%, 1/8/19	275	279
Kinder Morgan, Inc.
3.05%, 12/1/19	650	640
L-3 Communications Corp.
1.50%, 5/28/17	275	274
Lockheed Martin Corp.
2.50%, 11/23/20	225	231
LVMH Moet Hennessy Louis Vuitton SE
1.63%, 6/29/17 (a)	525	528
McDonald's Corp.,
MTN
2.20%, 5/26/20	550	561
Mead Johnson Nutrition Co.
3.00%, 11/15/20	175	180
Medtronic, Inc.
2.50%, 3/15/20	550	569
Nissan Motor Acceptance Corp., 2.00%, 3/8/19 (a)	575	580
2.65%, 9/26/18 (a)	720	736
Orange SA
2.75%, 2/6/19	625	645
PepsiCo, Inc.
1.50%, 2/22/19	450	456
Reynolds American, Inc.
2.30%, 6/12/18	525	536
Rio Tinto Finance USA PLC
1.38%, 6/17/16	325	325

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Ryder System, Inc.,
MTN
2.65%, 3/2/20	$125	$125
5.85%, 11/1/16	475	487
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	575	578
Shell International Finance BV
1.25%, 11/10/17	675	676
Siemens Financieringsmaatschappij N.V.
2.15%, 5/27/20 (a)	550	558
Southwest Airlines Co.
2.75%, 11/6/19	600	618
Thomson Reuters Corp.,
1.30%, 2/23/17	325	324
1.65%, 9/29/17	150	150
Time Warner Cable, Inc.
6.75%, 7/1/18	400	440
Toyota Motor Credit Corp.
1.70%, 2/19/19	725	732
TSMC Global Ltd.
1.63%, 4/3/18 (a)	800	796
Tyson Foods, Inc.
2.65%, 8/15/19	600	616
Union Pacific Corp.
2.25%, 6/19/20	550	562
Verizon Communications, Inc.
2.55%, 6/17/19	1,250	1,287
Viacom, Inc.
2.50%, 9/1/18	625	630
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)	550	539
Walt Disney Co. (The)
1.65%, 1/8/19	100	102
Waste Management, Inc.
2.60%, 9/1/16	725	730
Wesfarmers Ltd.
2.98%, 5/18/16 (a)	395	396
Wm Wrigley Jr. Co.
1.40%, 10/21/16 (a)	600	601
		42,112
Utilities (2.4%)
Energy Transfer Partners LP
2.50%, 6/15/18	575	557
Engie
1.63%, 10/10/17 (a)	650	651
Eversource Energy
1.45%, 5/1/18	525	521
Origin Energy Finance Ltd.
3.50%, 10/9/18 (a)	200	189
Sempra Energy
2.40%, 3/15/20	600	603
	Face Amount (000)	Value (000)
Southern Co. (The)
2.15%, 9/1/19	$725	$729
Xcel Energy, Inc.
1.20%, 6/1/17	275	274
		3,524
		85,666
Mortgages — Other (2.0%)
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	273	279
Fannie Mae Connecticut Avenue Securities
1.59%, 5/25/25 (b)	261	260
FDIC Guaranteed Notes Trust
0.99%, 2/25/48 (a)(b)	61	61
Freddie Mac Structured Agency Credit Risk Debt Notes,
1.34%, 10/25/27 (b)	229	228
1.44%, 2/25/24 (b)	165	165
1.89%, 7/25/28 (b)	493	493
2.19%, 9/25/28 (b)	350	351
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 (a)(b)	257	264
3.75%, 8/25/55 (b)	465	482
Sequoia Mortgage Trust
1.05%, 8/20/34 (b)	508	478
		3,061
Sovereign (0.8%)
Korea Development Bank (The)
1.50%, 1/22/18	690	691
Spain Government International Bond
4.00%, 3/6/18 (a)	500	522
		1,213
U.S. Agency Security (1.6%)
Private Export Funding Corp.
1.45%, 8/15/19	2,300	2,329
Total Fixed Income Securities (Cost $140,606)		142,197
	Shares
Short-Term Investments (4.7%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $5,689)	5,688,861	5,689
	Face Amount (000)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill, 0.51%, 6/9/16 (c)(d) (Cost $1,349)	$1,350	1,350
Total Short-Term Investments (Cost $7,038)		7,039
Total Investments (99.7%) (Cost $147,644) (e)(f)		149,236
Other Assets in Excess of Liabilities (0.3%)		408
Net Assets (100.0%)		$149,644

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.

(c)  Rate shown is the yield to maturity at March 31, 2016.

(d)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(e)  Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.

(f)  At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,990,000 and the aggregate gross unrealized depreciation is approximately $398,000 resulting in net unrealized appreciation of approximately $1,592,000.

AID  Agency for International Development.

FDIC  Federal Deposit Insurance Corporation.

IO  Interest Only.

MTN  Medium Term Note.

REMIC  Real Estate Mortgage Investment Conduit.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC		$9	AUD	13	4/5/16	$—	@
UBS AG	AUD	13		$10	4/5/16	(—	@)
						$—	@

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 5 yr. Note	211	$(25,565)	Jun-16	$31
U.S. Treasury 2 yr. Note	133	(29,094)	Jun-16	(123)
U.S. Treasury 10 yr. Note	17	(2,217)	Jun-16	4
				$(88)

@    Value is less than $500.

AUD  —  Australian Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	28.2%
Finance	26.8
Other*	15.0
Asset-Backed Securities	8.8
Agency Adjustable Rate Mortgages	7.2
Agency Fixed Rate Mortgages	7.2
Collateralized Mortgage Obligations — Agency Collateral Series	6.8
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open short futures contracts with an underlying face amount of approximately $56,876,000 with net unrealized depreciation of approximately $88,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities	March 31, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $141,955)	$143,547
Investment in Security of Affiliated Issuer, at Value (Cost $5,689)	5,689
Total Investments in Securities, at Value (Cost $147,644)	149,236
Interest and Paydown Receivable	686
Receivable for Portfolio Shares Sold	172
Due from Adviser	1
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	—	@
Receivable from Affiliate	—	@
Due from Broker	—	@
Other Assets	93
Total Assets	150,188
Liabilities:
Payable for Portfolio Shares Redeemed	267
Payable for Variation Margin on Futures Contracts	63
Payable for Reorganization Expense	53
Payable for Professional Fees	38
Payable for Custodian Fees	32
Payable for Sub Transfer Agency Fees — Class A	14
Payable for Shareholder Services Fees — Class A	10
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	10
Payable for Trustees' Fees and Expenses	7
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	4
Payable for Transfer Agency Fees — Class C	—	@
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	—	@
Other Liabilities	46
Total Liabilities	544
Net Assets	$149,644
Net Assets Consist Of:
Paid-in-Capital	$380,755
Accumulated Undistributed Net Investment Income	491
Accumulated Net Realized Loss	(233,106)
Unrealized Appreciation (Depreciation) on:
Investments	1,592
Futures Contracts	(88)
Foreign Currency Translations	—	@
Net Assets	$149,644

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2016 (000)
CLASS I:
Net Assets	$99,309
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	12,632,281
Net Asset Value, Offering and Redemption Price Per Share	$7.86
CLASS A:
Net Assets	$49,794
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	6,320,040
Net Asset Value, Offering and Redemption Price Per Share	$7.88
CLASS L:
Net Assets	$426
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	54,160
Net Asset Value, Offering and Redemption Price Per Share	$7.86
CLASS C:
Net Assets	$105
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	13,369
Net Asset Value, Offering and Redemption Price Per Share	$7.84
CLASS IS:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,307
Net Asset Value, Offering and Redemption Price Per Share	$7.86

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Short Duration Income Portfolio

Statement of Operations	Six Months Ended March 31, 2016 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$1,436
Dividends from Security of Affiliated Issuer (Note G)	3
Total Investment Income	1,439
Expenses:
Advisory Fees (Note B)	151
Professional Fees	56
Administration Fees (Note C)	49
Shareholder Services Fees — Class A (Note D)	28
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	1
Custodian Fees (Note F)	30
Shareholder Reporting Fees	18
Sub Transfer Agency Fees — Class I	16
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Registration Fees	16
Pricing Fees	15
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	— @
Trustees' Fees and Expenses	1
Other Expenses	5
Total Expenses	393
Waiver of Advisory Fees (Note B)	(108)
Reimbursement of Class Specific Expenses — Class I (Note B)	(8)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(— @)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	273
Net Investment Income	1,166
Realized Gain (Loss):
Investments Sold	2,989
Foreign Currency Forward Exchange Contracts	2
Foreign Currency Transactions	— @
Futures Contracts	(690)
Swap Agreements	(65)
Net Realized Gain	2,236
Change in Unrealized Appreciation (Depreciation):
Investments	799
Foreign Currency Forward Exchange Contracts	(2)
Foreign Currency Translations	— @
Futures Contracts	104
Swap Agreements	73
Net Change in Unrealized Appreciation (Depreciation)	974
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	3,210
Net Increase in Net Assets Resulting from Operations	$4,376

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Short Duration Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2016 (unaudited) (000)		Year Ended September 30, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,166		$1,904
Net Realized Gain (Loss)	2,236		(804)
Net Change in Unrealized Appreciation (Depreciation)	974		(1,030)
Net Increase in Net Assets Resulting from Operations	4,376		70
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,019)		(1,478)
Class A:
Net Investment Income	(158)		(14)
Class L:
Net Investment Income	(3)		(2)
Class C:
Net Investment Income	(1)		(— @)*
Class IS:
Net Investment Income	(—	@)**	—
Total Distributions	(1,181)		(1,494)
Capital Share Transactions:(1)
Class I:
Subscribed	2,855		6,678
Issued due to a tax-free reorganization	604		—
Distributions Reinvested	1,018		1,477
Redeemed	(9,855)		(23,006)
Class A:
Subscribed	2,758		2,156
Issued due to a tax-free reorganization	47,269		—
Distributions Reinvested	157		14
Redeemed	(3,457)		(1,330)
Class L:
Subscribed	162		367
Issued due to a tax-free reorganization	112		—
Distributions Reinvested	2		1
Redeemed	(297)		(124)
Class C:
Subscribed	32		72 *
Distributions Reinvested	—	@	— @*
Redeemed	(—	@)	(1)*
Class IS:
Subscribed	10	**	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	41,370		(13,696)
Total Increase (Decrease) in Net Assets	44,565		(15,120)
Net Assets:
Beginning of Period	105,079		120,199
End of Period (Including Accumulated Undistributed Net Investment Income of $491 and $506)	$149,644		$105,079

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Short Duration Income Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2016 (unaudited) (000)	Year Ended September 30, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	373	859
Shares Issued due to a tax-free reorganization	79	—
Shares Issued on Distributions Reinvested	133	190
Shares Redeemed	(1,285)	(2,959)
Net Decrease in Class I Shares Outstanding	(700)	(1,910)
Class A:
Shares Subscribed	360	277
Shares Issued due to a tax-free reorganization	6,163	—
Shares Issued on Distributions Reinvested	21	2
Shares Redeemed	(452)	(171)
Net Increase in Class A Shares Outstanding	6,092	108
Class L:
Shares Subscribed	21	47
Shares Issued due to a tax-free reorganization	15	—
Shares Issued on Distributions Reinvested	— @@	—	@@
Shares Redeemed	(39)	(16)
Net Increase (Decrease) in Class L Shares Outstanding	(3)	31
Class C:
Shares Subscribed	4	9	*
Shares Issued on Distributions Reinvested	— @@	—	@@*
Shares Redeemed	(— @@)	(—	@@)*
Net Increase in Class C Shares Outstanding	4	9
Class IS:
Shares Subscribed	1 **	—

*  For the period April 30, 2015 through September 30, 2015.

**  For the period January 11, 2016 through March 31, 2016.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Short Duration Income Portfolio

	Class I
	Six Months Ended March 31, 2016		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012		2011
Net Asset Value, Beginning of Period	$7.71		$7.81	$7.76	$7.80	$7.71		$7.79
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.13	0.12	0.11	0.15		0.16
Net Realized and Unrealized Gain (Loss)	0.16		(0.12)	0.04	(0.03)	0.11		(0.10)
Total from Investment Operations	0.23		0.01	0.16	0.08	0.26		0.06
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.11)	(0.11)	(0.12)	(0.17)		(0.14)
Net Asset Value, End of Period	$7.86		$7.71	$7.81	$7.76	$7.80		$7.71
Total Return++	3.00	%**#	0.06%	2.06%	1.09%	3.35%		0.71%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$99,309		$102,808	$119,059	$122,958	$145,387		$167,811
Ratio of Expenses to Average Net Assets (1)	0.43	%+^^*	0.53%+	0.53%+	0.71%+^	0.63	%+	0.59%+
Ratio of Net Investment Income to Average Net Assets (1)	1.91	%+^^*	1.72%+	1.49%+	1.45%+^	1.92	%+	2.12%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00	%§	0.00%§
Portfolio Turnover Rate	40	%#	41%	60%	66%	51%		35%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.62	%*	0.63%	0.78%	0.72%	N/A		N/A
Net Investment Income to Average Net Assets	1.72	%*	1.62%	1.24%	1.44%	N/A		N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 2.62% due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 0.38%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.53% for Class I shares.

^^  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.30% for Class I shares. Prior to January 11, 2016, the maximum ratio was 0.53% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Short Duration Income Portfolio

	Class A
	Six Months Ended March 31, 2016		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012		2011
Net Asset Value, Beginning of Period	$7.72		$7.83	$7.77	$7.80	$7.71		$7.79
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.11	0.09	0.09	0.13		0.15
Net Realized and Unrealized Gain (Loss)	0.16		(0.14)	0.05	(0.01)	0.11		(0.12)
Total from Investment Operations	0.23		(0.03)	0.14	0.08	0.24		0.03
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.08)	(0.08)	(0.11)	(0.15)		(0.11)
Net Asset Value, End of Period	$7.88		$7.72	$7.83	$7.77	$7.80		$7.71
Total Return++	2.98	%**#	(0.41)%	1.78%	0.84%	3.22%		0.45%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$49,794		$1,761	$940	$749	$145		$194
Ratio of Expenses to Average Net Assets (1)	0.52	%+^^*	0.88%+	0.88%+	0.97%+^	0.88	%+	0.84%+
Ratio of Net Investment Income to Average Net Assets (1)	1.91	%+^^*	1.40%+	1.14%+	1.15%+^	1.70	%+	1.87%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00	%§	0.00%§
Portfolio Turnover Rate	40	%#	41%	60%	66%	51%		35%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.73	%*	1.22%	1.10%	1.00%	N/A		N/A
Net Investment Income to Average Net Assets	1.70	%*	1.06%	0.92%	1.12%	N/A		N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period. Effective January 11, 2016, the sales charges on Class A shares were eliminated.

**  Performance was positively impacted by approximately 2.61% due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 0.37%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.88% for Class A shares.

^^  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.55% for Class A shares. Prior to January 11, 2016, the maximum ratio was 0.88% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Short Duration Income Portfolio

	Class L
	Six Months Ended March 31, 2016		Year Ended September 30,				Period from April 27, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		September 30, 2012
Net Asset Value, Beginning of Period	$7.70		$7.80	$7.75	$7.80		$7.76
Income (Loss) from Investment Operations:
Net Investment Income†	0.05		0.08	0.06	0.07		0.04
Net Realized and Unrealized Gain (Loss)	0.16		(0.13)	0.05	(0.03)		0.04
Total from Investment Operations	0.21		(0.05)	0.11	0.04		0.08
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.05)	(0.06)	(0.09)		(0.04)
Net Asset Value, End of Period	$7.86		$7.70	$7.80	$7.75		$7.80
Total Return++	2.78	%**#	(0.68)%	1.38%	0.48%		1.06	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$426		$439	$200	$95		$10
Ratio of Expenses to Average Net Assets (1)	1.03	%+^^^*	1.23%+	1.23%+	1.24	%+^^	1.21	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.32	%+^^^*	1.05%+	0.79%+	0.85	%+^^	1.14	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00	%§*
Portfolio Turnover Rate	40	%#	41%	60%	66%		51	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.51	%*	1.80%	3.48%	1.34%		N/A
Net Investment Income (Loss) to Average Net Assets	0.84	%*	0.48%	(1.46)%	0.75%		N/A

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 2.61% due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 0.17%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.23% for Class L shares.

^^^  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class L shares. Prior to January 11, 2016, the maximum ratio was 1.23% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Short Duration Income Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2016 (unaudited)		Period from April 30, 2015^ to September 30, 2015
Net Asset Value, Beginning of Period	$7.69		$7.78
Income (Loss) from Investment Operations:
Net Investment Income†	0.03		0.02
Net Realized and Unrealized Gain (Loss)	0.16		(0.09)
Total from Investment Operations	0.19		(0.07)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.02)
Net Asset Value, End of Period	$7.84		$7.69
Total Return++	2.49	%**#	(0.92	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$105		$71
Ratios of Expenses to Average Net Assets (1)	1.48	%+^^*	1.63	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.85	%+^^*	0.73	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§
Portfolio Turnover Rate	40	%#	41	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.46	%*	6.73	%*
Net Investment Loss to Average Net Assets	(1.13	)%*	(4.37	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

**  Performance was positively impacted by approximately 2.61% due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately (0.12)%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class C shares. Prior to January 11, 2016, the maximum ratio was 1.63% for Class C shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Short Duration Income Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from January 11, 2016^ to March 31, 2016 (unaudited)
Net Asset Value, Beginning of Period	$7.65
Income from Investment Operations:
Net Investment Income†	0.04
Net Realized and Unrealized Gain	0.20
Total from Investment Operations	0.24
Distributions from and/or in Excess of:
Net Investment Income	(0.03)
Net Asset Value, End of Period	$7.86
Total Return++	3.09	%**#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratios of Expenses to Average Net Assets (1)	0.25	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.27	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	14.33	%*
Net Investment Loss to Average Net Assets	(11.81	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 2.62% due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class IS shares would have been approximately 0.47%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Short Duration Income Portfolio (name changed on January 11, 2016, formerly Limited Duration Portfolio). The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Portfolio has suspended offering Class L and Class C shares to all investors. Class L and Class C shareholders of the Portfolio do not have the option of purchasing additional Class L and Class C shares, respectively. However, existing Class L and Class C shareholders may invest through reinvestment of dividends and distributions.

On January 11, 2016, the Portfolio commenced offering Class IS shares.

On January 11, 2016, the Portfolio acquired the net assets of Morgan Stanley Limited Duration U.S. Government Trust ("Limited Duration U.S. Government Trust"), an open-end investment company, based on the respective valuations as of the close of business on January 8, 2016, pursuant to a Plan of Reorganization approved by the shareholders of Limited Duration U.S. Government Trust on June 9, 2015 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc. (the "Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 78,397 Class I shares of the Portfolio at a net asset value of $7.65 for 68,223 Class I shares of Limited Duration U.S. Government Trust; 528 Class I shares of the Portfolio at a net asset value of $7.65 for 460 Class Advisor shares of Limited Duration U.S. Government Trust; 6,162,897 Class A shares of the Portfolio at a net asset value of $7.67 for 5,378,737 Class Advisor shares of Limited Duration U.S. Government Trust; 14,702 Class L shares of the Portfolio at a net asset value of $7.65 for 12,798 Class Advisor shares of Limited Duration U.S. Government Trust. The net assets of Limited Duration U.S. Government Trust before the Reorganization were approximately $47,986,000, including unrealized appreciation of approximately $462,000 at January 8, 2016. The investment portfolio of Limited Duration U.S. Government Trust, with a fair value of approximately $47,575,000 and identified cost of approximately $47,113,000 on January 8, 2016, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Limited Duration U.S. Government Trust was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $100,541,000. Immediately after the merger, the net assets of the Portfolio were approximately $148,527,000.

Upon closing of the Reorganization, shareholders of Limited Duration U.S. Government Trust received shares of the Portfolio as follows:

Limited Duration U.S. Government Trust	Short Duration Income Portfolio
Class I	Class I
Class Advisor	Class I
Class Advisor	Class A
Class Advisor	Class L

Assuming the acquisition had been completed on October 1, 2015, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended March 31, 2016, are as follows:

Net investment income(1)	$2,579,000
Net realized gain and unrealized gain(2)	$2,745,000
Net increase in net assets resulting from operations	$5,324,000

(1) Approximately $1,166,000 as reported, plus approximately $898,000 Limited Duration U.S. Government Trust prior to Reorganization, plus approximately $515,000 of estimated pro-forma eliminated expenses.

(2) Approximately $3,210,000 as reported, plus approximately $(465,000) Limited Duration U.S. Government Trust prior to Reorganization.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Limited Duration U.S. Government Trust that have been included in the Portfolio's Statement of Operations since January 11, 2016.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$10,780		$—	$10,780
Agency Bond — Consumer Discretionary (U.S. Government Guaranteed)	—	666		—	666
Agency Bonds — Sovereign (U.S. Government Guaranteed)	—	2,700		—	2,700
Agency Fixed Rate Mortgages	—	10,706		—	10,706
Asset-Backed Securities	—	13,100		—	13,100
Collateralized Mortgage Obligations — Agency Collateral Series	—	10,187		—	10,187
Commercial Mortgage-Backed Securities	—	1,789		—	1,789
Corporate Bonds	—	85,666		—	85,666
Mortgages — Other	—	3,061		—	3,061
Sovereign	—	1,213		—	1,213
U.S. Agency Security	—	2,329		—	2,329
Total Fixed Income Securities	—	142,197		—	142,197
Short-Term Investments
Investment Company	5,689	—		—	5,689
U.S. Treasury Security	—	1,350		—	1,350
Total Short-Term Investments	5,689	1,350		—	7,039
Foreign Currency Forward Exchange Contract	—	—	@	—	—	@
Futures Contracts	35	—		—	35
Total Assets	5,724	143,547		—	149,271
Liabilities:
Foreign Currency Forward Exchange Contract	—	(—	@)	—	(—	@)
Futures Contract	(123)	—		—	(123)
Total Liabilities	(123)	(—	@)	—	(123)
Total	$5,601	$143,547		$—	$149,148

@  Value is less than $500.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2016, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Portfolio's maximum risk of loss from counterparty

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk		$—	@
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk		35	(a)
Total				$35
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$	(—	@)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk		(123	)(a)
Total				$(123)

@  Amount is less than $500.

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$2
Interest Rate Risk	Futures Contracts	(690)
Credit Risk	Swap Agreements	(15)
Interest Rate Risk	Swap Agreements	(50)
	Total	$(753)
Change in Unrealized Appreciation (Depreciation)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(2)
Interest Rate Risk	Futures Contracts	104
Credit Risk	Swap Agreements	22
Interest Rate Risk	Swap Agreements	51
	Total	$175

At March 31, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)		Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$—	@	$	(—	@)

@  Amount is less than $500.

(b)  Excludes exchange traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
HSBC Bank PLC	$—	@	$—	$—	$—	@
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
UBS AG	$—	@	$—	$—	$—	@

@ Amount is less than $500.

For the six months ended March 31, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$669,000
Futures Contracts:
Average monthly original value	$70,229,000
Swap Agreements:
Average monthly notional amount	$323,000
5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.30% of the average daily net assets of the Portfolio. Effective January 11, 2016, the advisory fees were reduced to 0.20% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation),

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

will not exceed 0.53% for Class I shares, 0.88% for Class A shares, 1.23% for Class L shares and 1.63% for Class C shares. Effective January 11, 2016, pursuant to the Reorganization, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses will not exceed 0.30% for Class I shares, 0.55% for Class A shares, 0.80% for Class L shares, 1.30% for Class C shares and 0.25% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2016, approximately $108,000 of advisory fees were waived and approximately $11,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $29,045,000 and $25,619,000, respectively. For the six months ended March 31, 2016, purchases and sales of long-term U.S. Government securities were approximately $18,205,000 and $22,795,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2016 is as follows:

Value September 30, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2016 (000)
$750	$42,216	$37,277	$3	$5,689

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From: Ordinary Income (000)	2014 Distributions Paid From: Ordinary Income (000)
$1,494	$1,703

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments and an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at September 30, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(172)	$7,240	$(7,068)

At September 30, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$490	$—

At September 30, 2015, the Portfolio had available for Federal income tax purposes unused short term and long term capital losses of approximately $485,000 and $416,000, respectively, that do not have an expiration date.

In addition, at September 30, 2015, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$265	September 30, 2016
200,864	September 30, 2017
33,504	September 30, 2018

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Capital loss carryforwards of approximately $7,068,000 expired during the year ended September 30, 2015.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Other: At March 31, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 91.7%.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTLDSAN
1481281 EXP. 05.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Semi-Annual Report

March 31, 2016

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	20
U.S. Privacy Policy	32
Trustee and Officer Information	35

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Core Plus Fixed Income Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2016

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2016 and held for the entire six-month period (unless otherwise noted).

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/15	Actual Ending Account Value 3/31/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$1,066.00	$1,022.65	$2.43	$2.38	0.47%
Core Plus Fixed Income Portfolio Class A	1,000.00	1,063.90	1,020.95	4.18	4.09	0.81
Core Plus Fixed Income Portfolio Class L	1,000.00	1,062.70	1,019.70	5.47	5.35	1.06
Core Plus Fixed Income Portfolio Class C	1,000.00	1,059.60	1,017.25	7.98	7.82	1.55

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (94.4%)
Agency Adjustable Rate Mortgage (0.2%)
Federal Home Loan Mortgage Corporation, Conventional Pool 2.58%, 7/1/45	$284	$291
Agency Fixed Rate Mortgages (21.0%)
Federal Home Loan Mortgage Corporation, April TBA:
3.00%, 4/1/46 (a)	570	584
3.50%, 4/1/31 - 4/1/46 (a)	5,930	6,209
Gold Pools:
3.50%, 1/1/44 - 2/1/45	2,579	2,710
4.00%, 6/1/44 - 10/1/44	1,452	1,550
5.41%, 7/1/37 - 8/1/37	55	60
5.44%, 1/1/37 - 6/1/38	133	149
5.46%, 5/1/37 - 4/1/38	128	142
5.48%, 8/1/37 - 10/1/37	146	162
5.50%, 8/1/37 - 4/1/38	162	180
5.52%, 9/1/37 - 1/1/38	29	33
5.62%, 12/1/36 - 12/1/37	103	115
6.00%, 10/1/36 - 8/1/38	427	484
6.50%, 12/1/25 - 8/1/33	203	233
7.00%, 6/1/28 - 11/1/31	57	63
Federal National Mortgage Association, April TBA:
2.50%, 4/1/31 (a)	300	308
3.00%, 4/1/31 (a)	590	616
4.00%, 4/1/46 (a)	2,078	2,220
Conventional Pools:
3.00%, 5/1/30 - 4/1/45	1,865	1,929
3.50%, 4/1/29 - 8/1/45	1,453	1,534
4.00%, 11/1/41 - 1/1/46	6,263	6,725
4.50%, 3/1/41 - 11/1/44	2,728	3,023
5.00%, 3/1/41	421	469
5.50%, 6/1/35 - 1/1/37	125	142
5.62%, 12/1/36	35	39
6.50%, 4/1/24 - 1/1/34	1,736	1,998
7.00%, 11/1/17 - 1/1/34	324	351
9.50%, 4/1/30	245	284
Government National Mortgage Association, April TBA:
3.50%, 4/20/46 (a)	1,761	1,861
Various Pools:
3.50%, 12/15/43	790	839
4.00%, 8/20/41 - 3/20/43	1,049	1,129
5.48%, 9/20/37	10	10
5.56%, 7/20/37	22	24
		36,175
Asset-Backed Securities (5.0%)
American Homes 4 Rent
6.07%, 10/17/45 (b)	500	501
ContiMortgage Home Equity Loan Trust
8.10%, 8/15/25	26	21
	Face Amount (000)		Value (000)
CVS Pass-Through Trust
6.04%, 12/10/28	$408		$458
Invitation Homes Trust,
4.44%, 9/17/31 (b)(c)	1,000		942
5.18%, 8/17/32 (b)(c)	997		949
Mid-State Trust IV
8.33%, 4/1/30	10		11
Nationstar HECM Loan Trust
4.36%, 2/25/26 (b)	650		651
RMAT LLC
4.83%, 6/25/35 (b)	890		877
Silver Bay Realty Trust
3.98%, 9/17/31 (b)(c)	700		641
Skopos Auto Receivables Trust,
3.10%, 12/15/23 (b)	154		153
3.55%, 2/15/20 (b)	167		167
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	760		776
VOLT NPL X LLC
4.75%, 10/26/54 (b)	493		483
VOLT XIX LLC
5.00%, 4/25/55 (b)	300		295
VOLT XXII LLC
4.25%, 2/25/55 (b)	299		288
VOLT XXX LLC
4.75%, 10/25/57 (b)	399		390
VOLT XXXI LLC
4.50%, 2/25/55 (b)	399		389
VOLT XXXIII LLC
4.25%, 3/25/55 (b)	694		671
			8,663
Collateralized Mortgage Obligations — Agency Collateral Series (2.9%)
Federal Home Loan Mortgage Corporation,
3.60%, 6/25/48 (b)(c)	483		367
3.95%, 10/25/48 (b)(c)	750		568
IO REMIC
5.56%, 11/15/43 (c)	2,023		304
5.61%, 4/15/39 (c)	1,987		256
IO STRIPS
7.50%, 12/1/29	48		11
PAC REMIC
9.50%, 4/15/20	—	@	—	@
Federal National Mortgage Association, IO
5.95%, 9/25/20 (c)	3,851		662
IO PAC REMIC
8.00%, 9/18/27	195		34
IO REMIC
6.00%, 7/25/33	136		30
IO STRIPS
6.50%, 9/25/29 - 12/25/29	750		150
8.00%, 4/25/24	192		28
8.50%, 10/25/25	66		16
9.00%, 11/25/26	61		14

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont'd)
REMIC
7.00%, 9/25/32	$341	$394
8.72%, 10/25/41 (d)	101	102
61.84%, 9/25/20 (d)	1	1
Government National Mortgage Association, IO
3.50%, 5/20/43	1,961	387
5.00%, 2/16/41	428	92
5.61%, 11/16/40 (c)	2,631	520
5.66%, 7/16/33 (c)	3,275	297
5.80%, 3/20/43 (c)	1,018	170
6.07%, 5/20/40 (c)	1,225	216
IO PAC
5.72%, 10/20/41 (c)	3,779	352
		4,971
Commercial Mortgage-Backed Securities (7.6%)
Citigroup Commercial Mortgage Trust,
3.37%, 9/15/27 (b)(c)	800	725
IO
0.91%, 11/10/48 (c)	2,835	165
0.99%, 9/10/58 (c)	9,857	662
COMM Mortgage Trust,
4.91%, 4/10/47 (b)(c)	883	723
5.05%, 8/10/46 (b)(c)	800	780
IO
0.31%, 7/10/45 (c)	15,363	133
1.01%, 10/10/47 (c)	4,674	231
1.28%, 7/15/47 (c)	4,219	269
Commercial Mortgage Pass-Through Certificates
4.61%, 2/10/47 (b)(c)	575	474
CSMC Trust
4.59%, 3/15/17 (b)(c)	200	194
GS Mortgage Securities Trust,
4.77%, 8/10/46 (b)(c)	500	448
IO
0.88%, 9/10/47 (c)	5,911	292
1.38%, 10/10/48 (c)	5,432	496
HILT Mortgage Trust
4.19%, 7/15/29 (b)(c)	600	522
JP Morgan Chase Commercial Mortgage Securities Trust,
4.57%, 7/15/47 (b)(c)	1,135	896
5.46%, 12/12/43	600	581
IO
0.58%, 4/15/46 (c)	6,956	240
1.15%, 7/15/47 (c)	10,601	577
JPMBB Commercial Mortgage Securities Trust,
4.68%, 4/15/47 (b)(c)	775	623
IO
1.11%, 8/15/47 (c)	4,540	300
LB-UBS Commercial Mortgage Trust
6.24%, 9/15/45 (c)	550	539
	Face Amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust,
3.94%, 8/15/50 (b)	$945	$709
4.50%, 9/15/58 (b)(c)	471	361
WF-RBS Commercial Mortgage Trust,
3.80%, 11/15/47 (b)(c)	950	694
3.99%, 5/15/47 (b)	580	422
4.14%, 5/15/45 (b)(c)	425	372
4.98%, 9/15/46 (b)(c)	805	744
		13,172
Corporate Bonds (35.3%)
Finance (15.5%)
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	600	613
ACE INA Holdings, Inc.
3.35%, 5/15/24	400	419
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19	380	379
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	275	297
Ally Financial, Inc.
3.25%, 2/13/18	10	10
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	250	253
American International Group, Inc.
4.88%, 6/1/22	275	303
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)	400	428
Bank of America Corp., MTN
4.00%, 1/22/25	830	833
4.20%, 8/26/24	225	230
4.25%, 10/22/26	113	115
5.00%, 1/21/44	180	199
Bank of New York Mellon Corp. (The), MTN
3.65%, 2/4/24	400	424
BNP Paribas SA,
5.00%, 1/15/21	175	196
MTN
4.25%, 10/15/24 (e)	200	203
Boston Properties LP
3.80%, 2/1/24	175	184
BPCE SA
5.15%, 7/21/24 (b)	600	614
Brookfield Asset Management, Inc.
5.80%, 4/25/17	235	245
Capital One Financial Corp.
2.45%, 4/24/19	150	152
Citigroup, Inc.,
5.50%, 9/13/25	325	356
6.68%, 9/13/43	120	146
8.13%, 7/15/39	175	260

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23 (e)	$540	$524
Cooperatieve Rabobank UA
3.95%, 11/9/22	650	667
Credit Agricole SA,
3.88%, 4/15/24 (b)(e)	500	531
7.88%, 1/23/24 (b)(c)(f)	200	190
Credit Suisse AG
6.50%, 8/8/23 (b)	425	459
Discover Bank
7.00%, 4/15/20	250	285
Discover Financial Services
3.95%, 11/6/24	300	298
Extra Space Storage LP
3.13%, 10/1/35 (b)	375	429
Five Corners Funding Trust
4.42%, 11/15/23 (b)	500	525
GE Capital International Funding Co.
4.42%, 11/15/35 (b)	215	234
Genworth Holdings, Inc.
7.20%, 2/15/21	200	173
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	490	587
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	492
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	295	328
HBOS PLC, Series G
6.75%, 5/21/18 (b)	813	881
Healthcare Trust of America Holdings LP
3.70%, 4/15/23 (e)	350	345
HSBC Finance Corp.
6.68%, 1/15/21	820	942
HSBC Holdings PLC,
4.25%, 3/14/24	200	202
6.38%, 9/17/24 (c)(e)(f)	200	186
HSBC USA, Inc.
3.50%, 6/23/24 (e)	225	229
ING Bank N.V.
5.80%, 9/25/23 (b)	520	567
ING Groep N.V.
6.00%, 4/16/20 (c)(e)(f)	200	188
Intesa Sanpaolo SpA
5.25%, 1/12/24	410	443
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	380	331
JPMorgan Chase & Co.,
3.13%, 1/23/25	950	954
4.63%, 5/10/21	380	422
LeasePlan Corp. N.V.
2.88%, 1/22/19 (b)	475	474
	Face Amount (000)	Value (000)
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (b)	$150	$144
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)(e)	490	558
Nationwide Building Society,
3.90%, 7/21/25 (b)	200	211
6.25%, 2/25/20 (b)	645	736
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	210	221
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	550	596
Realty Income Corp.
3.25%, 10/15/22	400	395
Santander UK Group Holdings PLC,
2.88%, 10/16/20	375	374
3.13%, 1/8/21	350	353
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20 (b)	500	506
Standard Chartered PLC,
3.05%, 1/15/21 (b)	325	327
3.95%, 1/11/23 (b)(e)	310	298
TD Ameritrade Holding Corp.
3.63%, 4/1/25	500	524
UBS Group Funding Co.
2.95%, 9/24/20 (b)(e)	525	527
UnitedHealth Group, Inc.
2.88%, 3/15/23	800	822
Visa, Inc.
3.15%, 12/14/25	425	444
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%, 10/5/20 (b)(e)	450	460
Wells Fargo & Co.,
4.13%, 8/15/23	170	182
Series M
3.45%, 2/13/23	320	328
		26,751
Industrials (18.4%)
21st Century Fox America, Inc.
4.75%, 9/15/44	275	286
Actavis Funding SCS,
3.80%, 3/15/25	95	99
4.75%, 3/15/45	215	227
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)	250	264
Altria Group, Inc.
5.38%, 1/31/44	285	350
Amazon.com, Inc.
3.80%, 12/5/24	475	521
Anadarko Petroleum Corp.,
5.55%, 3/15/26	275	278
6.45%, 9/15/36	250	250

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24 (e)	$250	$268
4.90%, 2/1/46	425	476
Apple, Inc.
4.45%, 5/6/44	300	317
AT&T, Inc.,
5.55%, 8/15/41	525	566
6.30%, 1/15/38	100	115
Barrick Gold Corp.
4.10%, 5/1/23	255	249
Baxalta, Inc.
4.00%, 6/23/25 (b)	625	636
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	150	153
Boston Scientific Corp.
3.85%, 5/15/25	425	442
BP Capital Markets PLC,
3.25%, 5/6/22	275	283
3.51%, 3/17/25 (e)	375	381
CBS Corp.
4.60%, 1/15/45	175	165
CCO Safari II LLC
6.48%, 10/23/45 (b)	300	335
Celgene Corp.
3.88%, 8/15/25 (e)	650	685
CEVA Group PLC
7.00%, 3/1/21 (b)	370	297
CNH Industrial Capital LLC
4.38%, 11/6/20 (e)	300	296
Coca-Cola Co.
3.20%, 11/1/23	375	403
Comcast Corp.
4.60%, 8/15/45	230	256
DCP Midstream LLC
5.35%, 3/15/20 (b)	169	146
Eldorado Gold Corp.
6.13%, 12/15/20 (b)	380	349
Ensco PLC
5.75%, 10/1/44	225	112
Experian Finance PLC
2.38%, 6/15/17 (b)	635	635
Exxon Mobil Corp.
4.11%, 3/1/46	300	319
Ford Motor Credit Co., LLC
3.20%, 1/15/21	400	409
General Motors Co.
6.60%, 4/1/36	450	497
Goldcorp, Inc.
3.70%, 3/15/23 (e)	293	287
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)(e)	630	696
	Face Amount (000)	Value (000)
HCA, Inc.
4.75%, 5/1/23	$445	$454
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)	525	570
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (b)	525	541
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/1/25 (b)	315	273
Home Depot, Inc.
5.88%, 12/16/36	225	293
Illumina, Inc.
0.00%, 6/15/19 (e)	328	342
Intel Corp.
2.95%, 12/15/35 (e)	356	453
Kinder Morgan, Inc.
4.30%, 6/1/25 (e)	650	619
Lockheed Martin Corp.
3.10%, 1/15/23	725	753
Lundin Mining Corp.
7.50%, 11/1/20 (b)	502	482
LyondellBasell Industries N.V.
4.63%, 2/26/55	300	269
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (b)	500	444
MasTec, Inc.
4.88%, 3/15/23	515	444
McDonald's Corp., MTN
4.60%, 5/26/45	325	343
Medtronic, Inc.
4.63%, 3/15/45	325	365
Motorola Solutions, Inc.
4.00%, 9/1/24 (e)	300	277
NBC Universal Media LLC
5.95%, 4/1/41	150	192
NetApp, Inc.
2.00%, 12/15/17	200	200
Netflix, Inc.
5.50%, 2/15/22	255	268
Noble Energy, Inc.,
3.90%, 11/15/24	225	212
5.05%, 11/15/44 (e)	200	171
NOVA Chemicals Corp.
5.25%, 8/1/23 (b)	463	454
Novartis Capital Corp.
4.40%, 5/6/44	250	287
Nuance Communications, Inc.
2.75%, 11/1/31	286	287
Omnicom Group, Inc.
3.65%, 11/1/24	230	238
ON Semiconductor Corp., Series B
2.63%, 12/15/26	290	315

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (b)	$450	$448
Oracle Corp.
2.95%, 5/15/25	131	134
PepsiCo, Inc.
3.60%, 3/1/24	475	521
Philip Morris International, Inc.
2.50%, 8/22/22	495	510
Phillips 66 Partners LP
4.68%, 2/15/45	150	125
QVC, Inc.
4.38%, 3/15/23	400	392
Rowan Cos., Inc.
5.85%, 1/15/44	175	102
SanDisk Corp.
0.50%, 10/15/20	575	600
Shell International Finance BV
3.25%, 5/11/25	400	404
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	201
Southern Copper Corp.
5.25%, 11/8/42	300	248
Spectra Energy Capital LLC
3.30%, 3/15/23	475	421
Telstra Corp., Ltd.
3.13%, 4/7/25 (b)(e)	240	242
Tiffany & Co.
4.90%, 10/1/44	80	75
Tyco International Finance SA
3.90%, 2/14/26	350	364
United Airlines Pass-Through Trust, Series A
4.00%, 4/11/26	655	677
United Rentals North America, Inc.
5.75%, 11/15/24	370	372
United Technologies Corp.
4.50%, 6/1/42	165	179
Verizon Communications, Inc.
4.67%, 3/15/55	775	747
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (b)	525	515
Wal-Mart Stores, Inc.
5.25%, 9/1/35	440	546
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	390	391
Whole Foods Market, Inc.
5.20%, 12/3/25 (b)	475	499
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	175	152
Yahoo!, Inc.
0.00%, 12/1/18	550	546
	Face Amount (000)		Value (000)
ZF North America Capital, Inc.
4.50%, 4/29/22 (b)		$475	$486
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39		220	255
			31,746
Utilities (1.4%)
Enable Midstream Partners LP
3.90%, 5/15/24		200	158
Exelon Generation Co., LLC
6.25%, 10/1/39		445	461
Jersey Central Power & Light Co.
4.70%, 4/1/24 (b)		700	752
Petroleos Mexicanos
6.88%, 8/4/26 (b)(e)		675	732
PPL WEM Ltd./Western Power Distribution Ltd.
3.90%, 5/1/16 (b)		375	376
			2,479
			60,976
Mortgages — Other (9.5%)
Alternative Loan Trust,
0.62%, 5/25/47 (c)		240	190
Banc of America Alternative Loan Trust,
1.09%, 7/25/46 (c)		353	235
5.50%, 10/25/35		1,574	1,426
5.86%, 10/25/36		785	492
6.00%, 4/25/36		226	229
Banc of America Funding Trust,
5.25%, 7/25/37		434	434
ChaseFlex Trust,
6.00%, 2/25/37		1,161	807
Fannie Mae Connecticut Avenue Securities,
4.44%, 5/25/25 (c)		671	653
5.34%, 11/25/24 (c)		698	705
5.44%, 7/25/25 (c)		500	501
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		637	491
Freddie Mac Structured Agency Credit Risk Debt Notes,
3.74%, 10/25/27 (c)		400	380
4.19%, 9/25/24 (c)		602	558
4.44%, 8/25/24 (c)		312	303
4.69%, 11/25/23 (c)		700	692
4.99%, 10/25/24 (c)		948	943
Freddie Mac Whole Loan Securities Trust,
3.50%, 5/25/45 - 9/25/45		1,418	1,471
3.88%, 5/25/45 (b)(c)		249	216
4.00%, 5/25/45		187	195
Grifonas Finance PLC,
0.15%, 8/28/39 (c)	EUR	571	453
HarborView Mortgage Loan Trust,
0.62%, 1/19/38 (c)		$292	236
IM Pastor 3 FTH,
0.01%, 3/22/43 (c)	EUR	582	501

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
Impac CMB Trust,
1.17%, 4/25/35 (c)		$295	$232
JP Morgan Mortgage Trust,
2.80%, 6/25/37 (c)		279	257
6.00%, 6/25/37		218	211
Lehman Mortgage Trust,
5.50%, 11/25/35 - 2/25/36		1,239	1,166
6.50%, 9/25/37		1,498	1,129
RALI Trust,
5.50%, 12/25/34		967	953
6.00%, 11/25/36		346	278
			16,337
Municipal Bonds (1.4%)
City of Chicago, IL, O'Hare International Airport Revenue
6.40%, 1/1/40		255	337
City of New York, NY, Series G-1
5.97%, 3/1/36		270	349
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34		477	624
Municipal Electric Authority of Georgia,
6.64%, 4/1/57		283	351
6.66%, 4/1/57		320	384
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27		320	379
			2,424
Sovereign (8.6%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	3,450	778
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	1,525	1,776
Hungary Government International Bond,
5.75%, 11/22/23		$1,348	1,538
Indonesia Government International Bond,
5.88%, 1/15/24		1,150	1,294
Italy Buoni Poliennali Del Tesoro,
2.35%, 9/15/24 (b)	EUR	861	1,146
Mexican Bonos,
10.00%, 12/5/24	MXN	23,000	1,712
New Zealand Government Bond,
5.50%, 4/15/23	NZD	2,000	1,646
Peruvian Government International Bond,
7.35%, 7/21/25		$1,300	1,713
Petroleos de Venezuela SA,
6.00%, 11/15/26		550	171
Petroleos Mexicanos,
6.38%, 1/23/45		225	210
	Face Amount (000)		Value (000)
Poland Government Bond,
2.50%, 7/25/26	PLN	3,875	$1,009
Romania Government Bond,
4.75%, 2/24/25	RON	4,795	1,359
South Africa Government Bond,
8.00%, 1/31/30	ZAR	8,178	490
			14,842
U.S. Treasury Security (2.9%)
U.S. Treasury Inflation Indexed Bond
0.25%, 1/15/25		4,996	5,042
Total Fixed Income Securities (Cost $163,160)			162,893
	Shares
Short-Term Investments (14.6%)
Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)		2,888,955	2,889
	Face Amount (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $211; fully collateralized by a U.S. Government obligation; 4.50% due 8/15/39; valued at $215)		$211	211
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $295; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $301)		295	295
			506
Total Securities held as Collateral on Loaned Securities (Cost $3,395)			3,395
	Shares
Investment Company (11.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $20,211)		20,211,134	20,211
	Face Amount (000)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill
0.51%, 6/9/16 (g)(h) (Cost $1,486)		$1,488	1,488
Total Short-Term Investments (Cost $25,092)			25,094
Total Investments (109.0%) (Cost $188,252) Including $8,570 of Securities Loaned (i)(j)			187,987
Liabilities in Excess of Other Assets (–9.0%)			(15,459)
Net Assets (100.0%)			$172,528

(a)  Security is subject to delayed delivery.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2016.

(e)  All or a portion of this security was on loan at March 31, 2016.

(f)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2016.

(g)  Rate shown is the yield to maturity at March 31, 2016.

(h)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(i)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(j)  At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,957,000 and the aggregate gross unrealized depreciation is approximately $5,222,000 resulting in net unrealized depreciation of approximately $265,000.

IO  Interest Only.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	438		$476	4/5/16	$(23)
Citibank NA		$20	EUR	18	4/5/16	— @
HSBC Bank PLC	BRL	868		$238	4/5/16	(4)
HSBC Bank PLC	EUR	3,902		$4,235	4/5/16	(204)
HSBC Bank PLC	MXN	29,080		$1,617	4/5/16	(66)
HSBC Bank PLC	SEK	15		$2	4/5/16	(— @)
HSBC Bank PLC		$16	AUD	23	4/5/16	1
JPMorgan Chase Bank NA	CAD	6		$4	4/5/16	(— @)
JPMorgan Chase Bank NA	PLN	86		$22	4/5/16	(1)
JPMorgan Chase Bank NA	RON	5,094		$1,236	4/5/16	(61)
JPMorgan Chase Bank NA	TRY	60		$20	4/5/16	(1)
JPMorgan Chase Bank NA		$14	HUF	4,011	4/5/16	— @
JPMorgan Chase Bank NA	ZAR	33		$2	4/5/16	(— @)
UBS AG	BRL	1,953		$530	4/5/16	(13)
UBS AG	NZD	2,250		$1,484	4/5/16	(71)
UBS AG	PLN	3,794		$967	4/5/16	(49)
UBS AG		$793	BRL	2,821	4/5/16	(8)
UBS AG		$32	EUR	29	4/5/16	2
UBS AG		$1,184	EUR	1,072	4/5/16	36
UBS AG		$11	EUR	10	4/5/16	— @
UBS AG		$10	JPY	1,109	4/5/16	— @
UBS AG		$6	NOK	53	4/5/16	— @
UBS AG	ZAR	762		$49	4/5/16	(3)
UBS AG	ZAR	6,455		$418	4/5/16	(19)
UBS AG	BRL	2,821		$787	5/4/16	9
						$(475)

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	143	$31,281	Jun-16	$9
U.S. Treasury 5 yr. Note	68	8,239	Jun-16	42
U.S. Treasury Long Bond	13	2,138	Jun-16	15
U.S. Treasury Ultra Bond	62	10,697	Jun-16	(79)
Short:
U.S. Treasury Ultra Long Bond	111	(15,623)	Jun-16	(145)
				$(158)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$995	1.00%	3/20/19	$19	$(40)	$(21)	BBB+
Deutsche Bank AG CMBX.NA.BB.60	Sell	515	5.00	5/11/63	3	(61)	(58)	NR
Morgan Stanley & Co., LLC* CDX.NA.IG.24	Buy	2,975	1.00	6/20/20	(56)	40	(16)	NR
		$4,485			$(34)	$(61)	$(95)

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

NR    Not rated.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

EUR  —  Euro

HUF  —  Hungarian Forint

JPY  —  Japanese Yen

MXN  —  Mexican Peso

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

RON  —  Romanian New Leu

SEK  —  Swedish Krona

TRY  —  Turkish Lira

ZAR  —  South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	19.6%
Industrials	17.2
Finance	14.5
Other***	12.9
Short-Term Investments	11.8
Mortgages — Other	8.9
Sovereign	8.0
Commercial Mortgage-Backed Securities	7.1
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with an underlying face amount of approximately $67,978,000 with net unrealized depreciation of approximately $158,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $475,000 and does not include open swap agreements with net unrealized depreciation of approximately $61,000.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	March 31, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $165,152)	$164,887
Investment in Security of Affiliated Issuer, at Value (Cost $23,100)	23,100
Total Investments in Securities, at Value (Cost $188,252)	187,987
Cash	683
Receivable for Investments Sold	5,446
Interest and Paydown Receivable	1,363
Receivable for Variation Margin on Futures Contracts	456
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	48
Premium Paid on Open Swap Agreements	22
Due from Adviser	6
Receivable from Affiliate	4
Receivable for Portfolio Shares Sold	4
Other Assets	86
Total Assets	196,105
Liabilities:
Payable for Investments Purchased	17,435
Collateral on Securities Loaned, at Value	4,078
Payable for Portfolio Shares Redeemed	1,142
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	523
Payable for Trustees' Fees and Expenses	140
Unrealized Depreciation on Swap Agreements	101
Payable for Professional Fees	56
Payable for Custodian Fees	42
Payable for Administration Fees	11
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Variation Margin on Swap Agreements	—	@
Other Liabilities	42
Total Liabilities	23,577
Net Assets	$172,528
Net Assets Consist Of:
Paid-in-Capital	$624,658
Accumulated Undistributed Net Investment Income	3,018
Accumulated Net Realized Loss	(454,203)
Unrealized Appreciation (Depreciation) on:
Investments	(265)
Futures Contracts	(158)
Swap Agreements	(61)
Foreign Currency Forward Exchange Contracts	(475)
Foreign Currency Translations	14
Net Assets	$172,528

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2016 (000)
CLASS I:
Net Assets	$167,063
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	15,770,416
Net Asset Value, Offering and Redemption Price Per Share	$10.59
CLASS A:
Net Assets	$4,366
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	411,530
Net Asset Value, Redemption Price Per Share	$10.61
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.47
Maximum Offering Price Per Share	$11.08
CLASS L:
Net Assets	$362
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	34,172
Net Asset Value, Offering and Redemption Price Per Share	$10.60
CLASS C:
Net Assets	$737
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	69,824
Net Asset Value, Offering and Redemption Price Per Share	$10.56
(1) Including: Securities on Loan, at Value:	$8,570

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended March 31, 2016 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$3,634
Dividends from Security of Affiliated Issuer (Note G)	22
Income from Securities Loaned — Net	12
Total Investment Income	3,668
Expenses:
Advisory Fees (Note B)	360
Sub Transfer Agency Fees — Class I	103
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	77
Professional Fees	54
Custodian Fees (Note F)	49
Pricing Fees	26
Registration Fees	21
Shareholder Reporting Fees	18
Shareholder Services Fees — Class A (Note D)	5
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	2
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Trustees' Fees and Expenses	3
Other Expenses	10
Total Expenses	738
Waiver of Advisory Fees (Note B)	(166)
Reimbursement of Class Specific Expenses — Class I (Note B)	(106)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(7)
Net Expenses	455
Net Investment Income	3,213
Realized Gain (Loss):
Investments Sold	6,518
Foreign Currency Forward Exchange Contracts	120
Foreign Currency Transactions	28
Futures Contracts	468
Swap Agreements	(334)
Net Realized Gain	6,800
Change in Unrealized Appreciation (Depreciation):
Investments	1,032
Foreign Currency Forward Exchange Contracts	(535)
Foreign Currency Translations	15
Futures Contracts	(79)
Swap Agreements	307
Net Change in Unrealized Appreciation (Depreciation)	740
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	7,540
Net Increase in Net Assets Resulting from Operations	$10,753

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2016 (unaudited) (000)	Year Ended September 30, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,213	$6,672
Net Realized Gain	6,800	2,949
Net Change in Unrealized Appreciation (Depreciation)	740	(7,292)
Net Increase in Net Assets Resulting from Operations	10,753	2,329
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(4,587)	(6,016)
Class A:
Net Investment Income	(77)	(96)
Class L:
Net Investment Income	(7)	(7)
Class C:
Net Investment Income	(6)	(—	@)*
Total Distributions	(4,677)	(6,119)
Capital Share Transactions:(1)
Class I:
Subscribed	14,445	41,541
Distributions Reinvested	4,581	6,008
Redeemed	(54,872)	(39,648)
Class A:
Subscribed	1,376	2,479
Distributions Reinvested	77	96
Redeemed	(819)	(1,892)
Class L:
Subscribed	77	225
Distributions Reinvested	7	6
Redeemed	(68)	—
Class C:
Subscribed	650	50	*
Distributions Reinvested	6	—	@*
Redeemed	(— @)	(—	@)*
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(34,540)	8,865
Total Increase (Decrease) in Net Assets	(28,464)	5,075
Net Assets:
Beginning of Period	200,992	195,917
End of Period (Including Accumulated Undistributed Net Investment Income of $3,018 and $4,482)	$172,528	$200,992
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,439	4,007
Shares Issued on Distributions Reinvested	459	583
Shares Redeemed	(5,494)	(3,848)
Net Increase (Decrease) in Class I Shares Outstanding	(3,596)	742
Class A:
Shares Subscribed	137	239
Shares Issued on Distributions Reinvested	8	9
Shares Redeemed	(82)	(183)
Net Increase in Class A Shares Outstanding	63	65
Class L:
Shares Subscribed	7	21
Shares Issued on Distributions Reinvested	1	1
Shares Redeemed	(7)	—
Net Increase in Class L Shares Outstanding	1	22
Class C:
Shares Subscribed	64	5	*
Shares Issued on Distributions Reinvested	1	—	@@*
Shares Redeemed	(— @@)	(—	@@)*
Net Increase in Class C Shares Outstanding	65	5

*  For the period April 30, 2015 through September 30, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2016		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.18		$10.36		$9.91	$10.48	$9.92	$9.96
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.33		0.31	0.32	0.39	0.38
Net Realized and Unrealized Gain (Loss)	0.48		(0.20)		0.45	(0.36)	0.63	(0.02)
Total from Investment Operations	0.65		0.13		0.76	(0.04)	1.02	0.36
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.31)		(0.31)	(0.53)	(0.46)	(0.40)
Net Asset Value, End of Period	$10.59		$10.18		$10.36	$9.91	$10.48	$9.92
Total Return++	6.60	%**#	1.15%		7.82%	(0.42)%	10.62%	3.74%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$167,063		$197,057		$192,868	$187,014	$227,331	$295,226
Ratio of Expenses to Average Net Assets (1)	0.47	%+^^^*	0.51	%+^^	0.61%+	0.71%+^	0.62%+	0.66%+
Ratio of Net Investment Income to Average Net Assets (1)	3.36	%+^^^*	3.24	%+^^	3.02%+	3.14%+^	3.88%+	3.88%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.01%	0.01%	0.01%	0.00%§
Portfolio Turnover Rate	126	%#	348%		296%	226%	189%	225%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.76	%*	0.73%		0.81%	0.73%	N/A	N/A
Net Investment Income to Average Net Assets	3.07	%*	3.02%		2.82%	3.12%	N/A	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 4.24% due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 2.36%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^^  Effective January 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.42% for Class I shares. Prior to January 1, 2016, the maximum ratio was 0.52% for Class I shares.

^^  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.52% for Class I shares. Prior to October 6, 2014, the maximum ratio was 0.62% for Class I shares.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.62% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Core Plus Fixed Income Portfolio

	Class A
	Six Months Ended March 31, 2016		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.19		$10.37		$9.93	$10.50	$9.94	$9.97
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.30		0.27	0.29	0.37	0.36
Net Realized and Unrealized Gain (Loss)	0.49		(0.21)		0.45	(0.36)	0.62	(0.02)
Total from Investment Operations	0.64		0.09		0.72	(0.07)	0.99	0.34
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.27)		(0.28)	(0.50)	(0.43)	(0.37)
Net Asset Value, End of Period	$10.61		$10.19		$10.37	$9.93	$10.50	$9.94
Total Return++	6.39	%**#	0.90%		7.35%	(0.68)%	10.31%	3.57%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,366		$3,553		$2,941	$3,152	$3,673	$4,654
Ratio of Expenses to Average Net Assets (1)	0.81	%+^^^*	0.86	%+^^	0.96%+	0.96%+^	0.87%+	0.91%+
Ratio of Net Investment Income to Average Net Assets (1)	3.01	%+^^^*	2.87	%+^^	2.67%+	2.89%+^	3.63%+	3.63%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.01%	0.01%	0.01%	0.00%§
Portfolio Turnover Rate	126	%#	348%		296%	226%	189%	225%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.08	%*	1.07%		1.11%	0.98%	N/A	N/A
Net Investment Income to Average Net Assets	2.74	%*	2.66%		2.52%	2.87%	N/A	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

**  Performance was positively impacted by approximately 4.22% due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 2.17%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^^  Effective January 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.77% for Class A shares. Prior to January 1, 2016, the maximum ratio was 0.87% for Class A shares.

^^  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.87% for Class A shares. Prior to October 6, 2014, the maximum ratio was 0.97% for Class A shares.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.97% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Core Plus Fixed Income Portfolio

	Class L
	Six Months Ended March 31, 2016		Year Ended September 30,					Period from April 27, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013		September 30, 2012
Net Asset Value, Beginning of Period	$10.18		$10.37		$9.92	$10.49		$10.14
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.27		0.25	0.27		0.11
Net Realized and Unrealized Gain (Loss)	0.48		(0.21)		0.45	(0.36)		0.35
Total from Investment Operations	0.62		0.06		0.70	(0.09)		0.46
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.25)		(0.25)	(0.48)		(0.11)
Net Asset Value, End of Period	$10.60		$10.18		$10.37	$9.92		$10.49
Total Return++	6.27	%**#	0.59%		7.19%	(0.95)%		4.59	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$362		$333		$108	$88		$130
Ratio of Expenses to Average Net Assets (1)	1.06	%+^^^^*	1.11	%+^^^	1.21%+	1.21	%+^^	1.16	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.74	%+^^^^*	2.65	%+^^^	2.42%+	2.64	%+^^	2.60	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.02%		0.01%	0.01%		0.01	%*
Portfolio Turnover Rate	126	%#	348%		296%	226%		189	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.70	%*	1.76%		3.10%	1.27%		N/A
Net Investment Income to Average Net Assets	2.10	%*	2.00%		0.53%	2.58%		N/A

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 4.22% due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 2.05%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^^^  Effective January 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.02% for Class L shares. Prior to January 1, 2016, the maximum ratio was 1.12% for Class L shares.

^^^  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.12% for Class L shares. Prior to October 6, 2014, the maximum ratio was 1.22% for Class L shares.

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.22% for Class L shares.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Core Plus Fixed Income Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2016 (unaudited)		Period from April 30, 2015^ to September 30, 2015
Net Asset Value, Beginning of Period	$10.16		$10.44
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.10
Net Realized and Unrealized Gain (Loss)	0.48		(0.31)
Total from Investment Operations	0.59		(0.21)
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.07)
Net Asset Value, End of Period	$10.56		$10.16
Total Return++	5.96	%**#	(2.02	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$737		$49
Ratios of Expenses to Average Net Assets (1)	1.55	%+^^*	1.61	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.26	%+^^*	2.23	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%*
Portfolio Turnover Rate	126	%#	348	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.31	%*	14.06	%*
Net Investment Income (Loss) to Average Net Assets	1.50	%*	(10.22	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

**  Performance was positively impacted by approximately 4.22% due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 1.74%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective January 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.52% for Class C shares. Prior to January 1, 2016, the maximum ratio was 1.62% for Class C shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C.

On April 30, 2015, the Portfolio suspended offering Class L shares to all investors. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$291	$—	$291
Agency Fixed Rate Mortgages	—	36,175	—	36,175
Asset-Backed Securities	—	8,663	—	8,663
Collateralized Mortgage Obligations — Agency Collateral Series	—	4,971	—	4,971
Commercial Mortgage-Backed Securities	—	13,172	—	13,172
Corporate Bonds	—	60,976	—	60,976
Mortgages — Other	—	16,337	—	16,337
Municipal Bonds	—	2,424	—	2,424
Sovereign	—	14,842	—	14,842
U.S. Treasury Security	—	5,042	—	5,042
Total Fixed Income Securities	—	162,893	—	162,893

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investments
Investment Company	$23,100	$—	$—	$23,100
Repurchase Agreements	—	506	—	506
U.S. Treasury Security	—	1,488	—	1,488
Total Short-Term Investments	23,100	1,994	—	25,094
Foreign Currency Forward Exchange Contracts	—	48	—	48
Futures Contracts	66	—	—	66
Credit Default Swap Agreement	—	40	—	40
Total Assets	23,166	164,975	—	188,141
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(523)	—	(523)
Futures Contracts	(224)	—	—	(224)
Credit Default Swap Agreements	—	(101)	—	(101)
Total Liabilities	(224)	(624)	—	(848)
Total	$22,942	$164,351	$—	$187,293

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2016, the Portfolio did not have any investments transfer between investment levels.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Portfolio's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$48
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	66	(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	40	(a)
Total			$154

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(523)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(224	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(101)
Total			$(848)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$120
Interest Rate Risk	Futures Contracts	468
Credit Risk	Swap Agreements	14
Interest Rate Risk	Swap Agreements	(348)
	Total	$254
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(535)
Interest Rate Risk	Futures Contracts	(79)
Credit Risk	Swap Agreements	(46)
Interest Rate Risk	Swap Agreements	353
	Total	$(307)

At March 31, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$48	$(523)
Swap Agreements	—	(101)
Total	$48	$(624)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements

(collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Received (000)	Net Amount (not less than $0) (000)
Citibank NA	$—	@	$	(— @)	$—	$0
HSBC Bank PLC	1			(1)	—	0
JPMorgan Chase Bank NA	—	@		(— @)	—	0
UBS AG	47			(47)	—	0
Total	$48			$(48)	$—	$0

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$40	$—	$—	$40
Citibank NA	23	(— @)	—	23
Deutsche Bank AG	61	—	—	61
HSBC Bank PLC	274	(1)	—	273
JPMorgan Chase Bank NA	63	(— @)	—	63
UBS AG	163	(47)	—	116
Total	$624	$(48)	$—	$576

@ Amount is less than $500.

For the six months ended March 31, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$19,850,000
Futures Contracts:
Average monthly original value	$93,888,000
Swap Agreements:
Average monthly notional amount	$4,485,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$8,570	(d)	$—	$(8,570	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Portfolio received cash collateral of approximately $4,078,000, of which approximately $3,395,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of March 31, 2016, there was uninvested cash of approximately $683,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $4,649,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2016.

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$4,078	$—	$—	$—	$4,078
Total Borrowings	$4,078	$—	$—	$—	$4,078
Gross amount of recognized liabilities for securities lending transactions					$4,078

7.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.300%

For the six months ended March 31, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.19% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes,

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

interest and other extraordinary expenses (including litigation), will not exceed 0.52% for Class I shares, 0.87% for Class A shares, 1.12% for Class L shares and 1.62% for Class C shares. Effective January 4, 2016, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses will not exceed 0.42% for Class I shares, 0.77% for Class A shares, 1.02% for Class L shares and 1.52% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2016, approximately $166,000 of advisory fees were waived and approximately $110,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $29,258,000 and $47,790,000, respectively. For the six months ended March 31, 2016, purchases and sales of long-term U.S. Government securities were approximately $206,694,000 and $225,314,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2016, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio's investment in the Liquidity Funds.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2016 is as follows:

Value September 30, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2016 (000)
$25,450	$58,536	$60,886	$22	$23,100

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From: Ordinary Income (000)	2014 Distributions Paid From: Ordinary Income (000)
$6,119	$5,840

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments and an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at September 30, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$792	$12,997	$(13,789)

At September 30, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,616	$—

At September 30, 2015, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$5,336	September 30, 2016
254,264	September 30, 2017
201,462	September 30, 2018

Capital loss carryforwards of approximately $13,785,000 expired during the year ended September 30, 2015.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the sharehold-

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

ers. During the year ended September 30, 2015, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,895,000.

I. Other: At March 31, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 87.1%.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

34

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

35

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCPFISAN
1480951 EXP. 05.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Semi-Annual Report

March 31, 2016

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	28
Statement of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	33
Notes to Financial Statements	38
U.S. Privacy Policy	52
Trustee and Officer Information	55

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Strategist Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2016

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Expense Example (unaudited)

Global Strategist Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2016 and held for the entire six-month period (unless otherwise noted).

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/15	Actual Ending Account Value 3/31/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$1,043.00	$1,021.30	$3.78	$3.74	0.74%
Global Strategist Portfolio Class A	1,000.00	1,040.50	1,019.60	5.51	5.45	1.08
Global Strategist Portfolio Class L	1,000.00	1,038.60	1,017.05	8.10	8.02	1.59
Global Strategist Portfolio Class C	1,000.00	1,036.50	1,015.85	9.32	9.22	1.83
Global Strategist Portfolio Class IS	1,000.00	1,043.70	1,021.45	3.63	3.59	0.71

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (42.1%)
Agency Adjustable Rate Mortgages (0.3%)
United States (0.3%)
Federal Home Loan Mortgage Corporation, Conventional Pool
2.58%, 7/1/45	$361	$370
Federal National Mortgage Association, Conventional Pool
2.65%, 12/1/45	590	608
		978
Agency Fixed Rate Mortgages (3.4%)
United States (3.4%)
Federal Home Loan Mortgage Corporation,
April TBA
3.50%, 4/1/31 - 4/1/46 (a)	563	591
4.00%, 4/1/46 (a)	3,000	3,202
Gold Pools:
3.50%, 1/1/44 - 6/1/45	1,642	1,726
6.00%, 11/1/37	96	110
6.50%, 5/1/32 - 7/1/32	66	76
7.50%, 5/1/35	7	9
Federal National Mortgage Association,
Conventional Pools:
3.00%, 3/1/30 - 5/1/30	433	453
3.50%, 4/1/29	407	430
4.00%, 4/1/45 - 9/1/45	1,845	1,984
4.50%, 3/1/41 - 11/1/44	466	512
5.00%, 1/1/41 - 3/1/41	1,362	1,523
6.00%, 1/1/38	12	14
6.50%, 12/1/29	24	28
7.00%, 12/1/17 - 2/1/31	311	346
7.50%, 8/1/37	15	19
Government National Mortgage Association,
Various Pools:
3.50%, 12/15/43	522	554
4.00%, 8/20/41 - 11/20/42	685	736
5.50%, 8/15/39	105	120
		12,433
Asset-Backed Security (0.1%)
United States (0.1%)
CVS Pass-Through Trust,
6.04%, 12/10/28	342	383
Collateralized Mortgage Obligations — Agency Collateral Series (0.5%)
United States (0.5%)
Federal Home Loan Mortgage Corporation,
2.40%, 6/25/22	1,625	1,680
2.79%, 1/25/22	75	79
2.97%, 10/25/21	90	96
IO REMIC
5.61%, 4/15/39 (b)	125	16
		1,871
	Face Amount (000)		Value (000)
Commercial Mortgage-Backed Securities (0.8%)
United States (0.8%)
COMM Mortgage Trust,
3.28%, 1/10/46		$305	$314
4.74%, 7/15/47 (b)(c)		152	119
Commercial Mortgage Pass-Through Certificates,
2.82%, 10/15/45		376	388
Extended Stay America Trust,
2.96%, 12/5/31 (c)		325	326
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (c)		100	109
4.57%, 7/15/47 (b)(c)		745	588
JPMBB Commercial Mortgage Securities Trust,
3.96%, 9/15/47 (b)(c)		205	158
4.56%, 9/15/47 (b)(c)		263	208
4.66%, 8/15/47 (b)(c)		361	288
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	271
WF-RBS Commercial Mortgage Trust,
3.99%, 10/15/57 (b)(c)		362	274
			3,043
Corporate Bonds (12.4%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	518
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23		$170	175
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		270	307
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (c)		200	190
QBE Insurance Group Ltd.,
2.40%, 5/1/18 (c)		200	201
Telstra Corp., Ltd.,
3.13%, 4/7/25 (c)		135	136
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		170	175
			1,702
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		300	321
4.70%, 2/1/36		225	244
			565
Canada (0.1%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17		295	308
Goldcorp, Inc.,
3.70%, 3/15/23		198	194
			502

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Chile (0.1%)
Empresa Nacional de Telecomunicaciones SA,
4.75%, 8/1/26 (c)		$250	$240
China (0.1%)
Baidu, Inc.,
3.25%, 8/6/18		225	231
Want Want China Finance Ltd.,
1.88%, 5/14/18 (c)		200	198
			429
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23		270	267
France (4.5%)
AXA SA,
3.94%, 11/7/24 (b)(d)	EUR	500	573
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19		500	604
BNP Paribas SA,
1.00%, 4/18/17 (b)		$13,710	13,743
5.00%, 1/15/21		95	106
MTN
4.25%, 10/15/24		250	253
BPCE SA,
5.15%, 7/21/24 (c)		450	461
Credit Agricole Assurances SA,
4.25%, 1/13/25 (b)(d)	EUR	500	545
Electricite de France SA,
5.00%, 1/22/26 (b)(d)		300	325
TOTAL SA,
2.25%, 2/26/21 (b)(d)		200	215
			16,825
Germany (0.7%)
Bayer AG,
3.75%, 7/1/74 (b)		300	354
Deutsche Bank AG,
Zero Coupon, 3/17/17 (c)		$10	1,242
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (b)	EUR	400	543
Siemens Financieringsmaatschappij N.V.,
3.25%, 5/27/25 (c)		$250	261
Vier Gas Transport GmbH,
3.13%, 7/10/23	EUR	100	132
			2,532
Italy (0.3%)
Assicurazioni Generali SpA,
10.13%, 7/10/42 (b)		400	596
FCA Capital Ireland PLC,
1.38%, 4/17/20		250	287
Telecom Italia Finance SA,
7.75%, 1/24/33		80	124
			1,007
	Face Amount (000)		Value (000)
Korea, Republic of (0.1%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (c)		$200	$201
Malaysia (0.1%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		375	383
Mexico (0.0%)
Mexichem SAB de CV,
5.88%, 9/17/44 (c)		200	180
			180
Netherlands (0.6%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (c)		300	304
2.88%, 6/30/25 (b)	EUR	250	291
ASR Nederland N.V.,
5.00%, 9/30/24 (b)(d)		500	565
Cooperatieve Rabobank UA,
3.95%, 11/9/22		$250	256
Series G
3.75%, 11/9/20	EUR	300	382
ING Bank N.V.,
5.80%, 9/25/23 (c)		$240	262
			2,060
Spain (0.3%)
Santander Issuances SAU,
5.18%, 11/19/25		600	581
Telefonica Emisiones SAU,
4.71%, 1/20/20	EUR	300	397
			978
Sweden (0.1%)
Skandinaviska Enskilda Banken AB,
1.75%, 3/19/18 (c)		$200	200
Swedbank AB,
1.75%, 3/12/18 (c)		270	270
			470
Switzerland (0.4%)
Aquarius and Investments PLC for Zurich Insurance Co., Ltd.,
4.25%, 10/2/43 (b)	EUR	450	561
Credit Suisse AG,
0.63%, 11/20/18		550	632
6.00%, 2/15/18		$90	96
Novartis Capital Corp.,
4.40%, 5/6/44		150	172
			1,461
Thailand (0.1%)
PTT Exploration & Production PCL,
3.71%, 9/16/18 (c)		240	248
United Kingdom (0.8%)
Abbey National Treasury Services PLC,
4.00%, 3/13/24		120	128

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United Kingdom (cont'd)
BAT International Finance PLC,
9.50%, 11/15/18 (c)		$155	$185
Diageo Capital PLC,
1.50%, 5/11/17		215	216
Experian Finance PLC,
2.38%, 6/15/17 (c)		400	400
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38		100	136
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	300	369
HSBC Holdings PLC,
6.38%, 9/17/24 (b)(d)		$200	186
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	450	603
Nationwide Building Society,
3.90%, 7/21/25 (c)		$200	211
6.25%, 2/25/20 (c)		300	342
NGG Finance PLC,
5.63%, 6/18/73 (b)	GBP	200	299
			3,075
United States (3.4%)
Actavis Funding SCS,
3.80%, 3/15/25		$55	57
Altria Group, Inc.,
2.85%, 8/9/22		25	26
5.38%, 1/31/44		155	190
Apple, Inc.,
3.85%, 5/4/43		100	98
AT&T, Inc.,
5.15%, 3/15/42		25	25
6.30%, 1/15/38		150	173
Bank of America Corp.,
MTN
4.00%, 4/1/24		250	263
4.20%, 8/26/24		100	102
4.25%, 10/22/26		45	46
5.00%, 1/21/44		250	277
Baxalta, Inc.,
4.00%, 6/23/25 (c)		300	305
Boston Properties LP,
3.85%, 2/1/23		25	26
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		195	212
Capital One Bank, USA NA,
3.38%, 2/15/23		546	551
CCO Safari II LLC,
4.91%, 7/23/25 (c)		300	317
6.48%, 10/23/45 (c)		150	167
Citigroup, Inc.,
2.65%, 10/26/20		50	51
5.50%, 9/13/25		250	274
6.68%, 9/13/43		20	24
8.13%, 7/15/39		175	260
	Face Amount (000)	Value (000)
Coca-Cola Co.,
3.20%, 11/1/23	$250	$269
Comcast Corp.,
4.60%, 8/15/45	130	145
Discover Bank,
2.00%, 2/21/18	345	343
Enterprise Products Operating LLC,
3.35%, 3/15/23	275	274
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	350	368
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	305	305
General Motors Financial Co., Inc.,
4.30%, 7/13/25	250	248
Genworth Holdings, Inc.,
7.20%, 2/15/21	105	91
Gilead Sciences, Inc.,
3.65%, 3/1/26	175	186
4.80%, 4/1/44	75	82
Goldman Sachs Group, Inc. (The),
4.80%, 7/8/44	275	289
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	25	28
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20 (c)	325	338
Home Depot, Inc.,
5.88%, 12/16/36	100	130
HSBC USA, Inc.,
3.50%, 6/23/24	100	102
JPMorgan Chase & Co.,
3.20%, 1/25/23	615	631
3.88%, 2/1/24	200	213
Kinder Morgan Energy Partners LP,
4.15%, 2/1/24	125	118
Kinder Morgan, Inc.,
4.30%, 6/1/25	150	143
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	100	96
McDonald's Corp.,
3.38%, 5/26/25	275	287
Medtronic, Inc.,
3.63%, 3/15/24	250	269
4.63%, 3/15/45	50	56
Merck & Co., Inc.,
2.80%, 5/18/23	250	261
Monongahela Power Co.,
5.40%, 12/15/43 (c)	100	119
NBC Universal Media LLC,
4.38%, 4/1/21	175	196
Omnicom Group, Inc.,
3.63%, 5/1/22	60	63
3.65%, 11/1/24	84	87

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Oracle Corp.,
3.40%, 7/8/24		$175	$186
Pacific LifeCorp,
6.00%, 2/10/20 (c)		25	28
PepsiCo, Inc.,
3.60%, 3/1/24		250	274
Plains All American Pipeline LP/ PAA Finance Corp.,
6.70%, 5/15/36		190	177
8.75%, 5/1/19		220	243
Prudential Financial, Inc.,
6.63%, 12/1/37		150	184
QUALCOMM, Inc.,
4.65%, 5/20/35		175	180
Tyco International Finance SA,
3.90%, 2/14/26		175	182
UnitedHealth Group, Inc.,
3.75%, 7/15/25		75	81
4.25%, 3/15/43		150	159
Verizon Communications, Inc.,
4.67%, 3/15/55		231	223
5.01%, 8/21/54		195	197
Visa, Inc.,
3.15%, 12/14/25		325	340
Wal-Mart Stores, Inc.,
2.55%, 4/11/23		475	489
Wells Fargo & Co.,
3.45%, 2/13/23		395	405
Zimmer Biomet Holdings, Inc.,
5.75%, 11/30/39		150	174
			12,703
			45,828
Mortgages — Other (0.7%)
United Kingdom (0.2%)
Holmes Master Issuer PLC,
2.14%, 10/15/54 (b)(c)	GBP	616	894
United States (0.5%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36		$44	27
6.00%, 4/25/36		19	19
ChaseFlex Trust,
6.00%, 2/25/37		40	28
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		20	16
Freddie Mac Whole Loan Securities Trust,
3.00%, 9/25/45		531	540
3.50%, 5/25/45 - 9/25/45		844	875
4.00%, 5/25/45		112	117
GSR Mortgage Loan Trust,
5.75%, 1/25/37		32	31
	Face Amount (000)		Value (000)
Lehman Mortgage Trust,
5.50%, 11/25/35		$11	$10
6.50%, 9/25/37		41	31
			1,694
			2,588
Sovereign (16.2%)
Australia (0.3%)
Australia Government Bond,
3.25%, 4/21/25	AUD	1,300	1,062
Austria (0.2%)
Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	500	614
Belgium (0.3%)
Belgium Government Bond,
0.80%, 6/22/25 (c)		900	1,063
Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)		$390	411
Brazil (0.3%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	4,350	981
Canada (1.1%)
Canadian Government Bond,
1.50%, 6/1/23	CAD	2,300	1,831
3.25%, 6/1/21		2,600	2,259
			4,090
China (0.1%)
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)		$375	377
France (0.8%)
France Government Bond OAT,
1.75%, 5/25/23	EUR	790	1,008
3.25%, 5/25/45		900	1,482
5.50%, 4/25/29		300	545
			3,035
Germany (0.7%)
Bundesrepublik Deutschland,
1.00%, 8/15/25		700	864
4.25%, 7/4/39		650	1,294
4.75%, 7/4/34		220	430
			2,588
Greece (0.3%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 - 2/24/42 (e)		1,580	1,112
Hungary (0.3%)
Hungary Government International Bond,
5.38%, 3/25/24		$250	281
5.75%, 11/22/23		800	913
			1,194

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Indonesia (0.3%)
Indonesia Government International Bond,
5.88%, 1/15/24 (c)		$1,090	$1,227
Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	200	321
Italy (1.3%)
Italy Buoni Poliennali Del Tesoro,
1.50%, 6/1/25		650	763
1.65%, 3/1/32 (c)		800	900
2.35%, 9/15/24 (c)		2,277	3,029
			4,692
Japan (4.6%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	70,000	649
Japan Government Ten Year Bond,
0.50%, 9/20/24		295,000	2,763
1.10%, 3/20/21 - 6/20/21		237,000	2,245
1.70%, 6/20/18		300,000	2,780
Japan Government Thirty Year Bond,
1.70%, 6/20/33		477,000	5,236
2.00%, 9/20/40		239,000	2,844
Japan Government Twenty Year Bond,
1.70%, 6/20/33		33,000	362
			16,879
Korea, Republic of (0.3%)
Korea Development Bank (The),
3.88%, 5/4/17		$400	411
4.63%, 11/16/21		630	710
			1,121
Mexico (1.0%)
Mexican Bonos,
10.00%, 12/5/24	MXN	48,000	3,572
Petroleos Mexicanos,
6.38%, 1/23/45		$285	266
			3,838
Netherlands (0.2%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	800	911
New Zealand (0.8%)
New Zealand Government Bond,
4.50%, 4/15/27	NZD	800	634
5.50%, 4/15/23		2,800	2,305
			2,939
Poland (0.4%)
Poland Government Bond,
2.50%, 7/25/26	PLN	5,700	1,485
4.00%, 10/25/23		600	177
			1,662
	Face Amount (000)		Value (000)
South Africa (0.1%)
South Africa Government Bond,
8.00%, 1/31/30	ZAR	6,401	$384
Spain (0.6%)
Spain Government Bond,
2.15%, 10/31/25 (c)	EUR	500	609
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)		767	886
1.80%, 11/30/24 (c)		543	687
			2,182
United Kingdom (2.0%)
United Kingdom Gilt,
2.75%, 9/7/24	GBP	2,400	3,841
4.25%, 6/7/32 - 9/7/39		1,810	3,523
			7,364
			60,047
U.S. Treasury Securities (7.7%)
United States (7.7%)
U.S. Treasury Bond,
3.50%, 2/15/39		$4,710	5,607
U.S. Treasury Inflation Indexed Bonds,
0.25%, 1/15/25		4,701	4,744
0.63%, 1/15/26		14,508	15,178
U.S. Treasury Notes,
0.63%, 9/30/17		500	499
1.13%, 3/31/20		2,500	2,505
			28,533
Total Fixed Income Securities (Cost $151,468)			155,704
	Shares
Common Stocks (54.2%)
Australia (1.8%)
AGL Energy Ltd.		4,451	63
Alumina Ltd.		30,244	30
Amcor Ltd.		11,036	121
AMP Ltd.		31,080	138
Arrium Ltd. (f)		14,100	—	@
Asciano Ltd.		7,805	54
ASX Ltd.		1,539	49
Australia & New Zealand Banking Group Ltd.		30,514	549
BHP Billiton Ltd.		28,547	369
BlueScope Steel Ltd.		3,657	17
Brambles Ltd.		13,249	123
CIMIC Group Ltd.		1,366	36
Coca-Cola Amatil Ltd.		4,624	31
Cochlear Ltd.		499	39
Commonwealth Bank of Australia		12,195	700
Computershare Ltd.		4,195	31
Crown Resorts Ltd.		5,745	55
CSL Ltd.		4,783	372
CYBG PLC (f)		6,450	19
Dexus Property Group REIT		7,020	43

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
DuluxGroup Ltd.	5,515	$27
Evolution Mining Ltd.	5,335	6
Fairfax Media Ltd.	32,187	21
Fortescue Metals Group Ltd.	10,837	21
Goodman Group REIT	11,464	59
GPT Group REIT	17,813	68
Incitec Pivot Ltd.	14,433	35
Insurance Australia Group Ltd.	19,798	85
Lend Lease Group REIT	5,862	62
Macquarie Group Ltd.	2,760	140
Mirvac Group REIT	25,584	38
National Australia Bank Ltd.	25,803	519
Newcrest Mining Ltd. (f)	6,867	89
Northern Star Resources Ltd.	3,268	9
OceanaGold Corp. CDI	500	1
Orica Ltd.	3,553	42
Origin Energy Ltd.	9,394	37
Orora Ltd.	11,036	21
QBE Insurance Group Ltd.	13,964	117
Recall Holdings Ltd.	2,611	15
Rio Tinto Ltd.	3,744	123
Santos Ltd.	9,133	28
Scentre Group REIT	41,036	140
Shopping Centres Australasia Property Group REIT	2,465	4
Sonic Healthcare Ltd.	3,230	46
South32 Ltd. (f)	20,867	24
South32 Ltd. (f)	28,547	32
Star Entertainment Grp Ltd. (The)	7,295	32
Stockland REIT	26,303	86
Suncorp Group Ltd.	11,119	102
Sydney Airport	2,861	15
Tabcorp Holdings Ltd.	7,097	23
Telstra Corp., Ltd.	41,748	171
Transurban Group	12,301	107
Treasury Wine Estates Ltd.	7,395	55
Wesfarmers Ltd.	10,023	318
Westfield Corp. REIT	18,583	142
Westpac Banking Corp.	24,560	571
Woodside Petroleum Ltd.	5,210	104
Woolworths Ltd.	10,835	184
WorleyParsons Ltd.	1,584	7
		6,565
Austria (0.0%)
BUWOG AG (f)	183	4
Immofinanz AG (f)	3,664	8
Voestalpine AG	1,329	44
		56
Belgium (0.5%)
Ageas	3,005	119
Anheuser-Busch InBev N.V.	6,748	839
Colruyt SA	905	53
	Shares	Value (000)
Delhaize Group SA	3,250	$339
Groupe Bruxelles Lambert SA	1,457	120
KBC Groep N.V.	3,321	172
Umicore SA	1,567	78
		1,720
Canada (2.3%)
Agnico-Eagle Mines Ltd.	700	25
Agnico-Eagle Mines Ltd.	1,600	58
Agrium, Inc.	1,500	132
Bank of Montreal	5,100	310
Bank of Nova Scotia	8,800	430
Barrick Gold Corp.	3,400	46
Barrick Gold Corp.	9,400	128
BCE, Inc.	5,300	242
Blackberry Ltd. (f)	4,200	34
Bombardier, Inc. (f)	12,800	13
Brookfield Asset Management, Inc., Class A	8,250	287
Cameco Corp.	4,100	53
Canadian Imperial Bank of Commerce	3,700	276
Canadian National Railway Co.	8,600	537
Canadian Natural Resources Ltd.	10,300	279
Canadian Pacific Railway Ltd.	1,600	213
Cenovus Energy, Inc.	7,100	92
Centerra Gold, Inc.	1,400	6
Crescent Point Energy Corp.	2,100	29
Detour Gold Corp. (f)	1,100	17
Eldorado Gold Corp.	3,500	11
Eldorado Gold Corp.	5,400	17
Enbridge, Inc.	8,200	319
Encana Corp.	7,600	46
Fairfax Financial Holdings Ltd.	300	168
First Majestic Silver Corp. (f)	50	—	@
First Quantum Minerals Ltd.	5,100	27
Fortis, Inc.	1,300	41
Franco-Nevada Corp.	550	34
Goldcorp, Inc.	1,850	30
Goldcorp, Inc.	7,100	115
Great-West Lifeco, Inc.	4,100	113
Husky Energy, Inc.	2,655	33
IGM Financial, Inc.	1,800	54
Imperial Oil Ltd.	2,600	87
Intact Financial Corp.	1,500	105
Kinross Gold Corp. (f)	15,850	54
Kinross Gold Corp. (f)	1,200	4
Lightstream Resources Ltd. (f)	1,136	—	@
Loblaw Cos., Ltd.	673	38
Magna International, Inc.	5,200	223
Manulife Financial Corp.	18,100	256
National Bank of Canada	3,000	98
New Gold, Inc. (f)	3,100	12
Osisko Gold Royalties Ltd.	550	6
Pan American Silver Corp.	950	10
Pembina Pipeline Corp.	400	11

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Penn West Petroleum Ltd.	3,700	$3
Potash Corp. of Saskatchewan, Inc.	8,200	140
Power Corp. of Canada	4,100	95
Power Financial Corp.	3,400	85
Rogers Communications, Inc., Class B	3,800	152
Royal Bank of Canada	12,300	709
SEMAFO, Inc. (f)	1,850	7
Shaw Communications, Inc., Class B	3,700	71
Silver Wheaton Corp.	3,500	58
Silver Wheaton Corp.	1,500	25
SNC-Lavalin Group, Inc.	1,800	66
Sun Life Financial, Inc.	5,900	190
Suncor Energy, Inc.	14,856	414
Teck Resources Ltd., Class B	4,700	36
Thomson Reuters Corp.	3,700	150
Toronto-Dominion Bank (The)	16,200	699
Touchstone Exploration, Inc. (f)	650	—	@
TransAlta Corp.	2,300	11
TransCanada Corp.	6,300	248
Valeant Pharmaceuticals International, Inc. (f)	300	8
Yamana Gold, Inc.	7,200	22
Yamana Gold, Inc.	4,650	14
		8,322
Chile (0.0%)
Antofagasta PLC	2,716	18
China (0.0%)
Hanergy Thin Film Power Group Ltd. (f)(g)(h)(i)	42,000	1
Zhaojin Mining Industry Co., Ltd. H Shares (g)	4,750	4
Zijin Mining Group Co., Ltd. H Shares (g)	32,000	10
		15
Denmark (0.6%)
AP Moeller - Maersk A/S Series A	30	38
AP Moeller - Maersk A/S Series B	55	72
Carlsberg A/S Series B	98	9
Coloplast A/S Series B	120	9
Danske Bank A/S	6,876	194
DSV A/S	3,452	144
Novo Nordisk A/S Series B	21,768	1,181
Novozymes A/S Series B	2,771	125
Pandora A/S	129	17
TDC A/S	537	3
Vestas Wind Systems A/S	3,743	264
		2,056
Finland (0.3%)
Fortum Oyj	6,094	92
Kone Oyj, Class B	5,474	264
Nokia Oyj	41,561	247
Nokian Renkaat Oyj	1,401	50
Sampo Oyj, Class A	4,103	195
UPM-Kymmene Oyj	11,663	211
		1,059
	Shares	Value (000)
France (3.0%)
Accor SA	3,032	$128
Aeroports de Paris (ADP)	480	59
Air Liquide SA	3,470	390
Airbus Group SE	693	46
Alcatel-Lucent SA (f)	39,117	146
Alstom SA (f)	4,118	105
Atos SE	618	50
AXA SA	19,167	451
BNP Paribas SA	11,215	564
Bouygues SA	4,617	188
Bureau Veritas SA	2,324	52
Cap Gemini SA	3,269	307
Carrefour SA	5,540	152
CGG SA (f)	2,024	2
Christian Dior SE	710	129
Cie de Saint-Gobain	5,083	224
Cie Generale des Etablissements Michelin	2,071	212
Credit Agricole SA	8,087	88
Danone SA	6,671	475
Edenred	1,823	35
Electricite de France SA	3,256	37
Engie	13,944	216
Essilor International SA	1,766	218
Eutelsat Communications SA	799	26
Groupe Eurotunnel SE	8,859	99
Hermes International	150	53
ICADE REIT	86	7
JCDecaux SA	651	29
Kering	1,446	259
L'Oreal SA	2,407	431
Legrand SA	309	17
LVMH Moet Hennessy Louis Vuitton SE	2,622	449
Orange SA	21,751	381
Pernod Ricard SA	1,855	207
Peugeot SA (f)	1,221	21
Publicis Groupe SA	1,269	89
Renault SA	2,122	211
Rexel SA	1,524	22
Safran SA	364	25
Sanofi	12,969	1,046
Schneider Electric SE	651	41
SES SA	2,416	71
Societe Generale SA	7,757	287
Societe Television Francaise 1	1,176	15
Sodexo SA	1,223	132
Suez Environnement Co.	4,193	77
Technip SA	933	52
Thales SA	1,262	111
Total SA	23,495	1,071
Unibail-Rodamco SE REIT	1,733	477
Vallourec SA	2,417	16
Veolia Environnement SA	5,613	135

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Vinci SA	6,865	$511
Vivendi SA	17,608	370
		11,012
Germany (2.6%)
Adidas AG	1,985	233
Allianz SE (Registered)	4,594	747
Axel Springer SE	168	9
BASF SE	11,348	856
Bayer AG (Registered)	7,722	908
Bayerische Motoren Werke AG	3,183	292
Beiersdorf AG	851	77
Commerzbank AG (f)	3,854	33
Continental AG	662	151
Daimler AG (Registered)	7,312	560
Deutsche Bank AG (Registered)	13,359	227
Deutsche Boerse AG	2,503	214
Deutsche Lufthansa AG (Registered) (f)	3,253	53
Deutsche Post AG (Registered)	6,139	171
Deutsche Telekom AG (Registered)	29,763	534
E.ON SE	18,317	176
Esprit Holdings Ltd. (f)(g)	12,583	12
Fraport AG Frankfurt Airport Services Worldwide	268	16
Fresenius Medical Care AG & Co., KGaA	1,810	160
Fresenius SE & Co., KGaA	3,586	262
Henkel AG & Co., KGaA	1,420	140
Henkel AG & Co., KGaA (Preference)	2,044	225
Infineon Technologies AG	12,031	171
K&S AG (Registered)	1,306	31
Lanxess AG	827	40
Linde AG	1,577	230
Merck KGaA	1,198	100
Metro AG	1,062	33
Muenchener Rueckversicherungs AG (Registered)	1,913	389
Osram Licht AG	765	39
Porsche Automobil Holding SE (Preference)	779	40
ProSiebenSat.1 Media SE (Registered)	1,826	94
QIAGEN N.V. (f)	2,514	56
RWE AG	3,402	44
SAP SE	10,369	839
Siemens AG (Registered)	8,575	909
Suedzucker AG	410	7
ThyssenKrupp AG	4,900	102
TUI AG	6,275	97
TUI AG	1,503	23
Volkswagen AG	290	42
Volkswagen AG (Preference)	1,666	212
Vonovia SE	544	20
		9,574
Greece (0.0%)
National Bank of Greece SA (f)	95	—	@
	Shares	Value (000)
Hong Kong (0.8%)
AIA Group Ltd.	67,200	$381
Bank of East Asia Ltd. (The)	18,453	69
BOC Hong Kong Holdings Ltd.	36,500	109
Cheung Kong Property Holdings Ltd.	28,364	183
CK Hutchison Holdings Ltd.	28,364	368
CLP Holdings Ltd.	19,000	172
G-Resources Group Ltd.	81,000	2
Global Brands Group Holding Ltd. (f)	40,000	5
Hang Lung Group Ltd.	8,000	23
Hang Lung Properties Ltd.	22,000	42
Hang Seng Bank Ltd.	11,500	203
Henderson Land Development Co., Ltd.	16,274	100
Hong Kong & China Gas Co., Ltd.	57,977	108
Hong Kong Exchanges and Clearing Ltd.	11,101	267
Kerry Logistics Network Ltd.	3,500	5
Kerry Properties Ltd.	7,000	19
Link REIT	21,033	125
MTR Corp., Ltd.	16,169	80
New World Development Co., Ltd.	43,222	41
Power Assets Holdings Ltd.	14,500	148
Sands China Ltd.	28,400	116
Sino Land Co., Ltd.	24,070	38
Sun Hung Kai Properties Ltd.	15,504	190
Swire Pacific Ltd., Class A	6,500	70
Swire Properties Ltd.	4,550	12
Wharf Holdings Ltd. (The)	13,200	72
Wheelock & Co., Ltd.	10,000	45
		2,993
Ireland (0.0%)
CRH PLC	3,265	92
Italy (0.6%)
Assicurazioni Generali SpA	12,972	192
Atlantia SpA	6,690	186
Banco Popolare SC (f)	2,037	14
Enel Green Power SpA	11,984	26
Enel SpA	66,146	293
Eni SpA	25,302	383
Ferrari N.V. (f)	999	42
Finmeccanica SpA (f)	1,205	15
Intesa Sanpaolo SpA	102,574	284
Luxottica Group SpA	1,123	62
Mediobanca SpA	8,204	59
Prysmian SpA	1,210	27
Saipem SpA (f)	2,154	1
Snam SpA	23,281	146
Telecom Italia SpA (f)	104,580	113
Telecom Italia SpA	64,353	56
Terna Rete Elettrica Nazionale SpA	9,469	54
UniCredit SpA	34,395	124
Unione di Banche Italiane SpA	5,195	19
		2,096

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Japan (5.9%)
Advantest Corp.	1,600	$15
Aeon Co., Ltd.	8,400	121
Aisin Seiki Co., Ltd.	2,800	106
Ajinomoto Co., Inc.	11,000	248
Asahi Glass Co., Ltd.	12,000	66
Asahi Group Holdings Ltd.	3,700	115
Asahi Kasei Corp.	19,000	128
Astellas Pharma, Inc.	19,000	253
Bank of Yokohama Ltd. (The)	15,000	69
Bridgestone Corp.	6,600	247
Canon, Inc.	10,400	310
Central Japan Railway Co.	1,700	301
Chiba Bank Ltd. (The)	10,000	50
Chubu Electric Power Co., Inc.	5,800	81
Chugai Pharmaceutical Co., Ltd.	3,400	105
Chugoku Electric Power Co., Inc. (The)	2,600	35
Dai Nippon Printing Co., Ltd.	8,000	71
Dai-ichi Life Insurance Co., Ltd. (The)	1,000	12
Daiichi Sankyo Co., Ltd.	6,800	151
Daikin Industries Ltd.	2,800	209
Daito Trust Construction Co., Ltd.	1,000	142
Daiwa House Industry Co., Ltd.	8,000	225
Daiwa Securities Group, Inc.	21,000	129
Denso Corp.	6,100	245
Dentsu, Inc.	2,200	110
East Japan Railway Co.	3,600	311
Eisai Co., Ltd.	2,800	168
Electric Power Development Co., Ltd.	1,900	59
FANUC Corp.	1,800	280
Fast Retailing Co., Ltd.	500	160
FUJIFILM Holdings Corp.	5,700	225
Fujitsu Ltd.	19,000	70
Hankyu Hanshin Holdings, Inc.	24,000	153
Hitachi Ltd.	47,000	220
Hokkaido Electric Power Co., Inc. (f)	2,900	24
Hokuriku Electric Power Co.	2,700	38
Honda Motor Co., Ltd.	1,100	30
Honda Motor Co., Ltd. ADR	13,695	374
Hoya Corp.	4,200	160
Ibiden Co., Ltd.	1,400	17
Inpex Corp.	4,200	32
Isetan Mitsukoshi Holdings Ltd.	3,700	43
Isuzu Motors Ltd.	500	5
ITOCHU Corp.	15,500	191
Japan Real Estate Investment Corp. REIT	12	69
Japan Steel Works Ltd. (The)	3,000	10
Japan Tobacco, Inc.	11,500	479
JFE Holdings, Inc.	4,600	62
JGC Corp.	2,000	30
JSR Corp.	2,100	30
JX Holdings, Inc.	2,800	11
Kansai Electric Power Co., Inc. (The) (f)	4,900	43
	Shares	Value (000)
Kao Corp.	5,900	$315
Kawasaki Heavy Industries Ltd.	26,000	75
KDDI Corp.	22,500	601
Keikyu Corp.	7,000	62
Keio Corp.	7,000	61
Keyence Corp.	500	273
Kintetsu Group Holdings Co., Ltd.	29,000	118
Kirin Holdings Co., Ltd.	10,000	140
Kobe Steel Ltd.	49,000	43
Komatsu Ltd.	9,800	167
Konica Minolta, Inc.	3,500	30
Kubota Corp.	13,000	178
Kuraray Co., Ltd.	3,500	43
Kyocera Corp.	3,200	141
Kyushu Electric Power Co., Inc. (f)	2,700	26
LIXIL Group Corp.	3,900	80
Makita Corp.	1,100	68
Marubeni Corp.	21,000	106
Mazda Motor Corp.	3,400	53
Mitsubishi Chemical Holdings Corp.	15,500	81
Mitsubishi Corp.	12,800	217
Mitsubishi Electric Corp.	19,000	199
Mitsubishi Estate Co., Ltd.	12,000	223
Mitsubishi Heavy Industries Ltd.	37,000	137
Mitsubishi Motors Corp.	6,400	48
Mitsui & Co., Ltd.	19,300	222
Mitsui Fudosan Co., Ltd.	9,000	225
Mitsui OSK Lines Ltd.	12,000	24
Mizuho Financial Group, Inc.	144,700	216
MS&AD Insurance Group Holdings, Inc.	4,000	112
Murata Manufacturing Co., Ltd.	2,200	265
NGK Insulators Ltd.	3,000	55
Nidec Corp.	2,200	151
Nikon Corp.	3,500	54
Nintendo Co., Ltd.	1,000	142
Nippon Building Fund, Inc. REIT	12	71
Nippon Electric Glass Co., Ltd.	4,000	21
Nippon Express Co., Ltd.	15,000	68
Nippon Steel Sumitomo Metal Corp.	8,000	154
Nippon Telegraph & Telephone Corp.	11,200	482
Nippon Yusen KK	24,000	46
Nissan Motor Co., Ltd.	23,900	221
Nitto Denko Corp.	1,700	95
Nomura Holdings, Inc.	36,100	161
NSK Ltd.	7,000	64
NTT Data Corp.	2,100	105
NTT DoCoMo, Inc.	14,700	333
Odakyu Electric Railway Co., Ltd.	12,000	131
Oji Holdings Corp.	9,000	36
Olympus Corp.	2,400	93
Omron Corp.	1,900	57
Ono Pharmaceutical Co., Ltd.	5,000	212
Oriental Land Co., Ltd.	400	28

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Japan (cont'd)
ORIX Corp.	10,500	$150
Osaka Gas Co., Ltd.	29,000	111
Otsuka Holdings Co., Ltd.	400	15
Panasonic Corp.	18,700	172
Rakuten, Inc.	10,000	96
Resona Holdings, Inc.	7,300	26
Ricoh Co., Ltd.	8,000	82
Rohm Co., Ltd.	800	34
Secom Co., Ltd.	2,100	156
Sekisui House Ltd.	8,000	135
Seven & I Holdings Co., Ltd.	8,400	358
Sharp Corp. (f)	10,000	12
Shikoku Electric Power Co., Inc.	3,800	51
Shin-Etsu Chemical Co., Ltd.	3,300	171
Shionogi & Co., Ltd.	4,400	207
Shiseido Co., Ltd.	4,500	100
Shizuoka Bank Ltd. (The)	10,000	72
SMC Corp.	600	139
SoftBank Group Corp.	7,400	353
Sompo Japan Nipponkoa Holdings, Inc.	400	11
Sony Corp.	900	23
Sony Corp. ADR	9,035	232
Sumitomo Chemical Co., Ltd.	15,000	68
Sumitomo Corp.	11,700	116
Sumitomo Electric Industries Ltd.	16,600	202
Sumitomo Metal Mining Co., Ltd.	6,000	60
Sumitomo Mitsui Financial Group, Inc.	13,000	394
Sumitomo Mitsui Trust Holdings, Inc.	30,000	88
Sumitomo Realty & Development Co., Ltd.	6,000	176
Suzuki Motor Corp.	4,200	112
T&D Holdings, Inc.	5,800	54
Takeda Pharmaceutical Co., Ltd.	7,400	338
TDK Corp.	1,000	56
Terumo Corp.	4,600	165
Tobu Railway Co., Ltd.	23,000	115
Tohoku Electric Power Co., Inc.	4,600	59
Tokio Marine Holdings, Inc.	4,900	165
Tokyo Electric Power Co., Inc. (f)	9,500	52
Tokyo Electron Ltd.	1,500	98
Tokyo Gas Co., Ltd.	26,000	121
Tokyu Corp.	12,000	101
Toppan Printing Co., Ltd.	8,000	67
Toray Industries, Inc.	19,000	162
Toshiba Corp. (f)	42,000	82
Toyota Industries Corp.	2,500	112
Toyota Motor Corp.	27,300	1,444
Trend Micro, Inc.	1,200	44
Unicharm Corp.	5,400	118
West Japan Railway Co.	2,300	142
Yahoo! Japan Corp.	19,100	81
Yamada Denki Co., Ltd.	9,500	45
Yamato Holdings Co., Ltd.	6,600	132
		21,842
	Shares	Value (000)
Kazakhstan (0.0%)
KAZ Minerals PLC (f)	2,888	$7
Mexico (0.0%)
Primero Mining Corp. (f)	1,000	2
Netherlands (0.9%)
Akzo Nobel N.V.	4,425	302
ArcelorMittal	12,177	55
ASML Holding N.V.	2,788	283
CNH Industrial N.V.	6,659	45
Fiat Chrysler Automobiles N.V.	9,996	81
Fugro N.V. CVA (f)	657	13
Heineken N.V.	3,516	319
ING Groep N.V. CVA	50,218	607
Koninklijke Ahold N.V.	10,633	239
Koninklijke DSM N.V.	3,186	175
Koninklijke KPN N.V.	9,919	42
Koninklijke Philips N.V.	12,539	357
Koninklijke Vopak N.V.	1,006	50
PostNL N.V. (f)	4,654	19
Randstad Holding N.V.	2,468	137
RELX N.V.	1,152	20
TNT Express N.V.	4,151	37
Unilever N.V. CVA	14,384	645
Wolters Kluwer N.V.	354	14
		3,440
Nicaragua (0.0%)
B2Gold Corp. (f)	5,250	9
Norway (0.2%)
Akastor ASA (f)	1,833	2
Aker Solutions ASA	1,833	6
DNB ASA	12,978	153
Kvaerner ASA	1,677	1
Norsk Hydro ASA	13,781	57
Orkla ASA	10,248	93
REC Silicon ASA (f)	6,482	1
Seadrill Ltd. (f)	328	1
Statoil ASA	14,461	228
Subsea 7 SA (f)	3,127	24
Telenor ASA	17,155	277
Yara International ASA	2,039	77
		920
Peru (0.0%)
Cia de Minas Buenaventura SA ADR (f)	1,700	12
Poland (0.0%)
Jeronimo Martins SGPS SA	3,072	50
Portugal (0.0%)
Banco Espirito Santo SA (Registered) (f)(h)	192,146	—	@
Galp Energia SGPS SA	2,866	36
Pharol SGPS SA (Registered) (f)	11,841	2
		38

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
South Africa (0.2%)
AngloGold Ashanti Ltd. ADR (f)	2,350	$32
Gold Fields Ltd. ADR	5,100	20
Harmony Gold Mining Co., Ltd. ADR (f)	2,550	9
SABMiller PLC	10,797	660
		721
Spain (1.8%)
Abertis Infraestructuras SA	12,358	203
ACS Actividades de Construccion y Servicios SA	3,511	105
Amadeus IT Holding SA, Class A	5,911	254
Banco Bilbao Vizcaya Argentaria SA	139,791	929
Banco de Sabadell SA	47,500	86
Banco Popular Espanol SA	7,319	19
Banco Santander SA	258,323	1,139
CaixaBank SA	26,805	79
Distribuidora Internacional de Alimentacion SA	18,498	96
Enagas SA	4,460	134
Ferrovial SA	6,878	148
Gas Natural SDG SA	5,948	120
Iberdrola SA	109,518	730
Industria de Diseno Textil SA	28,907	973
International Consolidated Airlines Group SA	23,949	191
Red Electrica Corp., SA	3,217	279
Repsol SA	17,809	201
Telefonica SA	76,567	858
		6,544
Sweden (1.0%)
Assa Abloy AB, Class B	11,003	217
Atlas Copco AB, Class A	10,720	270
Atlas Copco AB, Class B	7,174	169
Electrolux AB, Class B	2,950	78
Hennes & Mauritz AB, Class B	11,463	382
Husqvarna AB, Class B	5,449	40
Investor AB, Class B	12,330	437
Millicom International Cellular SA SDR	1,326	73
Modern Times Group MTG AB, Class B	443	13
Nordea Bank AB	29,588	284
Sandvik AB	15,296	158
Skandinaviska Enskilda Banken AB, Class A	15,950	152
Skanska AB, Class B	3,281	75
SKF AB, Class B	6,298	114
Svenska Cellulosa AB SCA, Class B	8,585	268
Svenska Handelsbanken AB, Class A	18,171	231
Swedbank AB, Class A	5,961	129
Swedish Match AB	4,201	143
Telefonaktiebolaget LM Ericsson, Class B	29,386	294
TeliaSonera AB	34,491	179
Volvo AB, Class B	10,054	110
		3,816
Switzerland (3.2%)
ABB Ltd. (Registered) (f)	40,038	780
Actelion Ltd. (Registered) (f)	1,177	176
	Shares	Value (000)
Adecco SA (Registered) (f)	2,873	$187
Cie Financiere Richemont SA (Registered)	5,939	393
Credit Suisse Group AG (Registered) (f)	18,440	261
Geberit AG (Registered)	938	351
Givaudan SA (Registered)	109	214
Julius Baer Group Ltd. (f)	2,309	99
Kuehne & Nagel International AG (Registered)	732	104
LafargeHolcim Ltd. (Registered) (f)	882	41
LafargeHolcim Ltd. (Registered) (f)	4,228	199
Lonza Group AG (Registered) (f)	523	88
Nestle SA (Registered)	38,089	2,846
Novartis AG (Registered)	26,233	1,902
Roche Holding AG (Genusschein)	7,237	1,782
SGS SA (Registered)	60	127
Sonova Holding AG (Registered)	957	122
Swatch Group AG (The)	353	122
Swiss Re AG	1,746	161
Swisscom AG (Registered)	775	421
Syngenta AG (Registered)	1,023	426
Transocean Ltd.	3,245	29
UBS Group AG (Registered)	34,735	560
Zurich Insurance Group AG (f)	2,702	627
		12,018
Turkey (0.0%)
Alacer Gold Corp. (f)	1,500	3
United Kingdom (6.5%)
3i Group PLC	17,668	116
Admiral Group PLC	3,778	108
Aggreko PLC	2,431	38
Amec Foster Wheeler PLC	3,969	26
Anglo American PLC	12,293	97
ARM Holdings PLC	16,399	239
Associated British Foods PLC	1,859	89
AstraZeneca PLC	17,918	1,004
Aviva PLC	36,947	242
Babcock International Group PLC	4,000	55
BAE Systems PLC	54,763	400
Barclays PLC	185,011	399
BHP Billiton PLC	23,336	262
BP PLC	211,028	1,061
British American Tobacco PLC	19,566	1,149
British Land Co., PLC REIT	12,968	130
BT Group PLC	112,483	712
Burberry Group PLC	4,196	82
Cairn Energy PLC (f)	6,451	19
Capita PLC	6,586	99
Centrica PLC	58,184	190
Compass Group PLC	21,733	383
Diageo PLC	24,702	668
Experian PLC	12,755	228
G4S PLC	14,808	41
GlaxoSmithKline PLC	64,305	1,304

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Glencore PLC (f)	79,703	$180
HSBC Holdings PLC	183,906	1,146
Imperial Brands PLC	10,308	572
Indivior PLC	6,915	16
Inmarsat PLC	4,106	58
Intertek Group PLC	1,847	84
Investec PLC	9,538	70
ITV PLC	36,766	127
Johnson Matthey PLC	2,205	87
Land Securities Group PLC REIT	12,437	197
Legal & General Group PLC	71,568	242
Liberty Global PLC LiLAC, Class A (f)	107	4
Liberty Global PLC LiLAC Series C (f)	270	10
Lloyds Banking Group PLC	446,284	436
London Stock Exchange Group PLC	362	15
Lonmin PLC (f)	26	—	@
Man Group PLC	15,236	33
Marks & Spencer Group PLC	10,082	59
National Grid PLC	39,392	559
Next PLC	2,130	165
Old Mutual PLC	82,767	230
Paddy Power Betfair PLC	95	13
Pearson PLC	12,902	162
Petrofac Ltd.	3,181	42
Prudential PLC	34,715	649
Randgold Resources Ltd.	924	85
Reckitt Benckiser Group PLC	6,915	668
RELX PLC	4,910	91
Rio Tinto PLC	15,046	423
Rolls-Royce Holdings PLC (f)	36,285	355
Royal Bank of Scotland Group PLC (f)	20,621	66
Royal Dutch Shell PLC, Class A	54,966	1,329
Royal Dutch Shell PLC, Class B	31,687	774
RSA Insurance Group PLC	15,957	109
Serco Group PLC (f)	11,756	17
Shire PLC	6,159	350
Sky PLC	9,458	139
Smith & Nephew PLC	11,285	186
Smiths Group PLC	6,229	96
SSE PLC	18,883	405
Standard Chartered PLC	25,740	175
Standard Life PLC	15,169	78
Tesco PLC (f)	78,475	216
Tullow Oil PLC (f)	8,851	25
Unilever PLC	13,299	602
Vedanta Resources PLC	1,623	8
Verizon Communications, Inc.	25,900	1,400
Vodafone Group PLC	361,372	1,148
WM Morrison Supermarkets PLC	20,218	58
Wolseley PLC	3,525	199
WPP PLC	30,248	707
		24,006
	Shares	Value (000)
United States (22.0%)
3M Co.	1,411	$235
Abbott Laboratories	4,282	179
AbbVie, Inc.	4,282	245
Abercrombie & Fitch Co., Class A	229	7
Accenture PLC, Class A	2,685	310
ACCO Brands Corp. (f)	104	1
Adobe Systems, Inc. (f)	2,713	254
ADT Corp. (The)	384	16
Advance Auto Parts, Inc.	229	37
Advanced Micro Devices, Inc. (f)	2,560	7
AES Corp.	673	8
Aetna, Inc.	1,946	219
Aflac, Inc.	281	18
Agilent Technologies, Inc.	1,499	60
Air Products & Chemicals, Inc.	257	37
Airgas, Inc.	274	39
Akamai Technologies, Inc. (f)	1,062	59
Alamos Gold, Inc., Class A	1,600	8
Alcoa, Inc.	2,730	26
Alexion Pharmaceuticals, Inc. (f)	1,051	146
Allegheny Technologies, Inc.	515	8
Allegion PLC	232	15
Allergan PLC (f)	849	228
Allstate Corp. (The)	623	42
Alpha Natural Resources, Inc. (f)	944	—	@
Alphabet, Inc., Class A (f)	1,313	1,002
Alphabet, Inc., Class C (f)	1,317	981
Altria Group, Inc.	6,866	430
Amazon.com, Inc. (f)	1,210	718
AMC Networks, Inc., Class A (f)	21	1
Ameren Corp.	1,702	85
American Electric Power Co., Inc.	3,124	207
American Express Co.	2,751	169
American Tower Corp. REIT	2,720	278
Ameriprise Financial, Inc.	1,589	149
AmerisourceBergen Corp.	2,531	219
AMETEK, Inc.	776	39
Amgen, Inc.	4,097	614
Amphenol Corp., Class A	292	17
Anadarko Petroleum Corp.	2,221	103
Analog Devices, Inc.	2,807	166
Annaly Capital Management, Inc. REIT	1,578	16
Anthem, Inc.	1,317	183
Aon PLC	200	21
Apache Corp.	1,974	96
Apollo Education Group, Inc., Class A (f)	616	5
Apple, Inc.	38,273	4,171
Applied Materials, Inc.	5,359	114
Archer-Daniels-Midland Co.	2,323	84
AT&T, Inc.	31,763	1,244
Automatic Data Processing, Inc.	1,310	118
AutoZone, Inc. (f)	237	189

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
AvalonBay Communities, Inc. REIT	1,107	$211
Avery Dennison Corp.	1,188	86
Avon Products, Inc.	3,795	18
Baker Hughes, Inc.	2,755	121
Ball Corp.	679	48
Bank of America Corp.	94,980	1,284
Bank of New York Mellon Corp. (The)	7,664	282
Baxalta, Inc.	3,060	124
Baxter International, Inc.	3,060	126
BB&T Corp.	6,920	230
Becton Dickinson and Co.	1,442	219
Bed Bath & Beyond, Inc. (f)	1,120	56
Berkshire Hathaway, Inc., Class B (f)	634	90
Best Buy Co., Inc.	1,086	35
Biogen, Inc. (f)	1,164	303
Blackhawk Network Holdings, Inc. (f)	53	2
BlackRock, Inc.	847	288
Boeing Co. (The)	2,479	315
Boston Properties, Inc. REIT	1,066	135
Boston Scientific Corp. (f)	7,867	148
Bristol-Myers Squibb Co.	5,919	378
Broadcom Ltd.	1,309	202
Brookfield Property Partners LP	2,480	57
Brown-Forman Corp., Class B	31	3
Bunge Ltd.	626	35
C.H. Robinson Worldwide, Inc.	987	73
CA, Inc.	1,395	43
Cablevision Systems Corp.	2,102	69
California Resources Corp.	3,015	3
Cameron International Corp. (f)	1,263	85
Campbell Soup Co.	222	14
Capital One Financial Corp.	2,637	183
Cardinal Health, Inc.	2,401	197
Care Capital Properties, Inc. REIT	161	4
CarMax, Inc. (f)	657	34
Carnival Corp.	1,529	81
Caterpillar, Inc.	3,207	245
CBRE Group, Inc., Class A (f)	4,169	120
CBS Corp., Class B	4,271	235
CDK Global, Inc.	570	27
Celanese Corp. Series A	220	14
Celgene Corp. (f)	3,812	382
CenterPoint Energy, Inc.	3,296	69
CenturyLink, Inc.	2,670	85
Cerner Corp. (f)	1,532	81
CF Industries Holdings, Inc.	2,360	74
Charles Schwab Corp. (The)	4,773	134
Chemours Co. (The)	294	2
Chesapeake Energy Corp.	3,364	14
Chevron Corp.	6,795	648
Chipotle Mexican Grill, Inc. (f)	223	105
Chubb Ltd.	158	19
	Shares	Value (000)
Cigna Corp.	1,586	$218
Cintas Corp.	1,054	95
Cisco Systems, Inc.	30,672	873
CIT Group, Inc.	1,795	56
Citigroup, Inc.	20,062	838
Citizens Financial Group, Inc.	1,600	34
Citrix Systems, Inc. (f)	1,209	95
Cliffs Natural Resources, Inc. (f)	737	2
Clorox Co. (The)	1,019	128
CME Group, Inc.	211	20
Coach, Inc.	1,193	48
Coca-Cola Co.	20,851	967
Coca-Cola Enterprises, Inc.	1,245	63
Coeur Mining, Inc. (f)	900	5
Cognizant Technology Solutions Corp., Class A (f)	3,808	239
Colgate-Palmolive Co.	6,254	442
Columbia Pipeline Group, Inc.	64	2
Comcast Corp., Class A	11,519	704
Comerica, Inc.	722	27
ConAgra Foods, Inc.	2,243	100
Concho Resources, Inc. (f)	560	57
ConocoPhillips	5,185	209
CONSOL Energy, Inc.	1,309	15
Consolidated Edison, Inc.	1,506	115
Constellation Brands, Inc., Class A	233	35
Corning, Inc.	3,204	67
Costco Wholesale Corp.	4,131	651
CR Bard, Inc.	631	128
Crimson Wine Group Ltd. (f)	181	2
Crown Castle International Corp. REIT	1,996	173
Crown Holdings, Inc. (f)	580	29
CST Brands, Inc.	219	8
CSX Corp.	4,558	117
Cummins, Inc.	1,261	139
CVS Health Corp.	1,121	116
Danaher Corp.	597	57
Darden Restaurants, Inc.	604	40
DaVita HealthCare Partners, Inc. (f)	1,052	77
Deere & Co.	2,018	155
Denbury Resources, Inc.	704	2
Devon Energy Corp.	1,542	42
DeVry Education Group, Inc.	21	—	@
Diamond Offshore Drilling, Inc.	43	1
Discover Financial Services	2,439	124
Discovery Communications, Inc., Class A (f)	1,182	34
Discovery Communications, Inc., Class C (f)	2,888	78
Dollar General Corp.	186	16
Dollar Tree, Inc. (f)	633	52
Dominion Resources, Inc.	4,103	308
Dover Corp.	226	15
Dow Chemical Co. (The)	1,500	76
Dr. Pepper Snapple Group, Inc.	771	69
DTE Energy Co.	1,130	102

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Duke Energy Corp.	3,182	$257
Dun & Bradstreet Corp. (The)	606	62
Eastman Chemical Co.	262	19
Eaton Corp., PLC	1,568	98
eBay, Inc. (f)	5,467	130
Ecolab, Inc.	1,108	124
Edison International	2,687	193
Edwards Lifesciences Corp. (f)	442	39
EI du Pont de Nemours & Co.	1,212	77
Eli Lilly & Co.	3,253	234
EMC Corp.	11,847	316
Emerson Electric Co.	3,285	179
Engility Holdings, Inc. (f)	18	—	@
Entergy Corp.	1,050	83
EOG Resources, Inc.	2,992	217
EQT Corp.	719	48
Equifax, Inc.	1,101	126
Equity Residential REIT	2,033	153
Estee Lauder Cos., Inc. (The), Class A	2,139	202
Exelon Corp.	5,150	185
Expedia, Inc.	232	25
Expeditors International of Washington, Inc.	636	31
Express Scripts Holding Co. (f)	4,576	314
Exxon Mobil Corp.	16,866	1,410
Fastenal Co.	1,311	64
FedEx Corp.	1,254	204
Fidelity National Information Services, Inc.	111	7
Fifth Third Bancorp	8,631	144
First Republic Bank	400	27
First Solar, Inc. (f)	275	19
FirstEnergy Corp.	2,436	88
Fiserv, Inc. (f)	1,076	110
Flowserve Corp.	760	34
Fluor Corp.	606	33
FMC Corp.	742	30
FMC Technologies, Inc. (f)	1,681	46
Ford Motor Co.	6,859	93
Four Corners Property Trust, Inc.	274	5
Franklin Resources, Inc.	2,478	97
Freeport-McMoRan, Inc.	1,960	20
Frontier Communications Corp.	6,587	37
GameStop Corp., Class A	516	16
Gannett Co., Inc.	116	2
Gap, Inc. (The)	1,136	33
General Dynamics Corp.	1,001	132
General Electric Co.	15,158	482
General Growth Properties, Inc. REIT	1,006	30
General Mills, Inc.	3,384	214
Genuine Parts Co.	111	11
Gilead Sciences, Inc.	6,330	581
Goldman Sachs Group, Inc. (The)	4,372	686
Grifols SA	5,062	113
	Shares	Value (000)
Grifols SA, (Preference) Class B	252	$4
H&R Block, Inc.	2,497	66
Halliburton Co.	4,778	171
Halyard Health, Inc. (f)	435	13
Harman International Industries, Inc.	43	4
Harris Corp.	23	2
Hartford Financial Services Group, Inc. (The)	228	11
Hasbro, Inc.	176	14
HCP, Inc. REIT	1,226	40
Hecla Mining Co.	2,400	7
Helmerich & Payne, Inc.	740	43
Henry Schein, Inc. (f)	560	97
Hershey Co. (The)	628	58
Hess Corp.	1,079	57
Hewlett Packard Enterprise Co.	7,876	140
Hologic, Inc. (f)	1,136	39
Home Depot, Inc.	991	132
Honeywell International, Inc.	3,440	385
Host Hotels & Resorts, Inc. REIT	5,851	98
HP, Inc.	7,876	97
Humana, Inc.	584	107
Huntington Bancshares, Inc.	3,180	30
Huntington Ingalls Industries, Inc.	59	8
IAMGOLD Corp. (f)	2,200	5
IHS, Inc., Class A (f)	652	81
Illinois Tool Works, Inc.	1,684	173
Illumina, Inc. (f)	622	101
Ingersoll-Rand PLC	887	55
Intel Corp.	13,346	432
Intercontinental Exchange, Inc.	558	131
International Business Machines Corp.	5,471	829
International Flavors & Fragrances, Inc.	233	27
International Game Technology PLC	499	9
International Paper Co.	610	25
Interpublic Group of Cos., Inc. (The)	3,411	78
Intuit, Inc.	2,302	239
Intuitive Surgical, Inc. (f)	615	370
Invesco Ltd.	2,741	84
Iron Mountain, Inc. REIT	1,878	64
ITT Corp.	219	8
Jabil Circuit, Inc.	222	4
Jacobs Engineering Group, Inc. (f)	711	31
Janus Capital Group, Inc.	111	2
JB Hunt Transport Services, Inc.	228	19
JC Penney Co., Inc. (f)	222	2
JM Smucker Co. (The)	659	86
Johnson & Johnson	10,098	1,093
Johnson Controls, Inc.	1,468	57
Joy Global, Inc.	231	4
JPMorgan Chase & Co.	39,357	2,331
Juniper Networks, Inc.	4,111	105
KBR, Inc.	862	13
Kellogg Co.	1,360	104

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
KeyCorp	10,285	$114
Keysight Technologies, Inc. (f)	949	26
Kimberly-Clark Corp.	2,707	364
Kimco Realty Corp. REIT	1,639	47
KLA-Tencor Corp.	749	55
Knowles Corp. (f)	113	1
Kohl's Corp.	1,289	60
Kraft Heinz Co. (The)	2,035	160
Kroger Co. (The)	9,250	354
L Brands, Inc.	1,451	127
L-3 Communications Holdings, Inc.	111	13
Laboratory Corp. of America Holdings (f)	629	74
Lam Research Corp.	622	51
Las Vegas Sands Corp.	1,355	70
Legg Mason, Inc.	1,304	45
Leucadia National Corp.	1,532	25
Lexmark International, Inc., Class A	111	4
Li & Fung Ltd. (g)	40,000	24
Liberty Global PLC, Class A (f)	1,561	60
Liberty Global PLC Series C (f)	4,089	154
Liberty Property Trust REIT	509	17
Linear Technology Corp.	1,239	55
Lockheed Martin Corp.	743	165
Loews Corp.	566	22
Lowe's Cos., Inc.	4,433	336
LyondellBasell Industries N.V., Class A	714	61
M&T Bank Corp.	1,392	155
Macerich Co. (The) REIT	267	21
Macy's, Inc.	173	8
Mallinckrodt PLC (f)	224	14
Manpowergroup, Inc.	1,079	88
Marathon Oil Corp.	2,665	30
Marathon Petroleum Corp.	2,846	106
Marriott International, Inc., Class A	1,265	90
Marriott Vacations Worldwide Corp.	194	13
Marsh & McLennan Cos., Inc.	566	34
Marvell Technology Group Ltd.	2,129	22
Mastercard, Inc., Class A	6,820	645
Mattel, Inc.	1,105	37
Maxim Integrated Products, Inc.	1,210	45
McDonald's Corp.	3,682	463
McGraw Hill Financial, Inc.	2,295	227
McKesson Corp.	1,281	201
Mead Johnson Nutrition Co.	1,173	100
Medtronic PLC	6,392	479
Merck & Co., Inc.	10,669	565
MetLife, Inc.	730	32
MGM Resorts International (f)	1,654	35
Microchip Technology, Inc.	683	33
Micron Technology, Inc. (f)	3,786	40
Microsoft Corp.	27,520	1,520
Molson Coors Brewing Co., Class B	1,047	101
	Shares	Value (000)
Mondelez International, Inc., Class A	5,818	$233
Monsanto Co.	1,986	174
Moody's Corp.	1,015	98
Mosaic Co. (The)	1,148	31
Motorola Solutions, Inc.	1,049	79
Murphy Oil Corp.	774	20
Murphy USA, Inc. (f)	228	14
Mylan N.V. (f)	1,341	62
NASDAQ, Inc.	1,992	132
National Oilwell Varco, Inc.	2,839	88
Navient Corp.	3,730	45
NetApp, Inc.	2,476	68
Netflix, Inc. (f)	1,215	124
NetScout Systems, Inc. (f)	5,193	119
New York Community Bancorp, Inc.	4,501	72
Newfield Exploration Co. (f)	616	20
Newmont Mining Corp.	3,481	93
News Corp., Class A	2,751	35
News Corp., Class B	605	8
NextEra Energy, Inc.	2,267	268
NIKE, Inc., Class B	4,512	277
NiSource, Inc.	64	2
Noble Corp., PLC	731	8
Noble Energy, Inc.	2,090	66
Nordstrom, Inc.	210	12
Norfolk Southern Corp.	2,690	224
Northern Trust Corp.	33	2
Northrop Grumman Corp.	709	140
NOW, Inc. (f)	707	13
Nucor Corp.	726	34
NVIDIA Corp.	2,516	90
O'Reilly Automotive, Inc. (f)	893	244
Occidental Petroleum Corp.	5,137	352
Omnicom Group, Inc.	1,481	123
ONE Gas, Inc.	622	38
ONEOK, Inc.	1,970	59
Oracle Corp.	16,981	695
Owens-Illinois, Inc. (f)	242	4
PACCAR, Inc.	2,026	111
Paragon Offshore PLC (f)	303	—	@
Patterson Cos., Inc.	176	8
Paychex, Inc.	1,293	70
PayPal Holdings, Inc. (f)	5,467	211
Peabody Energy Corp.	168	—	@
Pentair PLC	189	10
People's United Financial, Inc.	1,647	26
PepsiCo, Inc.	5,157	529
Perrigo Co., PLC	221	28
Pfizer, Inc.	21,359	633
PG&E Corp.	2,397	143
Philip Morris International, Inc.	5,850	574
Phillips 66	2,753	238
Pioneer Natural Resources Co.	882	124

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Pitney Bowes, Inc.	1,981	$43
PNC Financial Services Group, Inc. (The)	4,609	390
PPG Industries, Inc.	424	47
PPL Corp.	3,102	118
Praxair, Inc.	1,169	134
Priceline Group, Inc. (The) (f)	238	307
Procter & Gamble Co. (The)	14,538	1,197
Progressive Corp. (The)	239	8
ProLogis, Inc. REIT	2,749	121
Prudential Financial, Inc.	200	14
Public Service Enterprise Group, Inc.	3,024	143
Public Storage REIT	1,966	542
QEP Resources, Inc.	1,023	14
QUALCOMM, Inc.	9,036	462
Quest Diagnostics, Inc.	830	59
Ralph Lauren Corp.	47	5
Range Resources Corp.	1,047	34
Rayonier Advanced Materials, Inc.	175	2
Rayonier, Inc. REIT	505	12
Raytheon Co.	834	102
Regency Centers Corp. REIT	231	17
Regions Financial Corp.	14,509	114
Republic Services, Inc.	2,138	102
Reynolds American, Inc.	5,092	256
Robert Half International, Inc.	1,300	61
Rockwell Automation, Inc.	1,202	137
Rockwell Collins, Inc.	702	65
Roper Technologies, Inc.	236	43
Ross Stores, Inc.	2,090	121
Rouse Properties, Inc. REIT	71	1
Royal Caribbean Cruises Ltd.	1,218	100
Royal Gold, Inc.	400	21
RR Donnelley & Sons Co.	2,094	34
Salesforce.com, Inc. (f)	3,126	231
SanDisk Corp.	1,998	152
Schlumberger Ltd.	7,705	568
Scripps Networks Interactive, Inc., Class A	661	43
Sealed Air Corp.	267	13
Sempra Energy	1,523	158
Seventy Seven Energy, Inc. (f)	275	—	@
Sherwin-Williams Co. (The)	61	17
Sibanye Gold Ltd. ADR	1,400	21
Signature Bank (f)	200	27
Simon Property Group, Inc. REIT	3,248	675
SLM Corp. (f)	3,730	24
Southern Co. (The)	4,770	247
Southwest Airlines Co.	558	25
Southwestern Energy Co. (f)	2,422	20
Spectra Energy Corp.	3,142	96
Sprint Corp. (f)	16,534	58
St. Jude Medical, Inc.	2,306	127
Stanley Black & Decker, Inc.	238	25
	Shares	Value (000)
Staples, Inc.	4,118	$45
Starbucks Corp.	6,634	396
Starwood Hotels & Resorts Worldwide, Inc.	664	55
State Street Corp.	2,148	126
Stericycle, Inc. (f)	597	75
Stryker Corp.	1,947	209
SunTrust Banks, Inc.	5,117	185
Symantec Corp.	4,512	83
Sysco Corp.	4,952	231
T-Mobile US, Inc. (f)	116	4
T. Rowe Price Group, Inc.	2,211	162
Tahoe Resources, Inc.	1,350	14
Talen Energy Corp. (f)	544	5
Target Corp.	1,598	131
TE Connectivity Ltd.	2,000	124
TEGNA, Inc.	233	5
Tenaris SA	4,172	52
Tenet Healthcare Corp. (f)	131	4
Texas Instruments, Inc.	7,875	452
Textron, Inc.	1,262	46
Thermo Fisher Scientific, Inc.	2,004	284
Tiffany & Co.	241	18
Time Warner Cable, Inc.	2,329	477
Time Warner, Inc.	4,559	331
Time, Inc.	631	10
TJX Cos., Inc. (The)	3,080	241
Travelers Cos., Inc. (The)	608	71
TripAdvisor, Inc. (f)	232	15
Twenty-First Century Fox, Inc., Class A	10,595	295
Twenty-First Century Fox, Inc., Class B	2,382	67
Tyco International PLC	1,059	39
Tyson Foods, Inc., Class A	1,668	111
Ultra Petroleum Corp. (f)	970	—	@
Union Pacific Corp.	3,010	239
United Parcel Service, Inc., Class B	2,580	272
United States Steel Corp.	521	8
United Technologies Corp.	1,973	198
UnitedHealth Group, Inc.	3,422	441
Urban Edge Properties REIT	154	4
Urban Outfitters, Inc. (f)	186	6
US Bancorp	15,903	646
Valero Energy Corp.	2,631	169
Varian Medical Systems, Inc. (f)	697	56
Vectrus, Inc. (f)	12	—	@
Ventas, Inc. REIT	627	39
Verisk Analytics, Inc. (f)	1,328	106
Veritiv Corp. (f)	15	1
Vertex Pharmaceuticals, Inc. (f)	622	49
VF Corp.	1,722	112
Viacom, Inc., Class B	2,723	112
Visa, Inc., Class A	8,758	670
Vornado Realty Trust REIT	209	20
Wal-Mart Stores, Inc.	14,951	1,024
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Walgreens Boots Alliance, Inc.	7,268	$612
Walt Disney Co. (The)	7,284	723
Waste Management, Inc.	2,689	159
Waters Corp. (f)	221	29
Weatherford International PLC (f)	3,196	25
WEC Energy Group, Inc.	2,250	135
Wells Fargo & Co.	43,867	2,121
Welltower, Inc. REIT	597	41
Western Union Co. (The)	4,149	80
WestRock Co.	180	7
Weyerhaeuser Co. REIT	2,519	78
Whole Foods Market, Inc.	3,086	96
Williams Cos., Inc. (The)	5,531	89
WP GLIMCHER, Inc. REIT	1,674	16
WPX Energy, Inc. (f)	2,665	19
WW Grainger, Inc.	568	133
Wyndham Worldwide Corp.	208	16
Wynn Resorts Ltd.	620	58
Xcel Energy, Inc.	3,056	128
Xerox Corp.	4,136	46
Xilinx, Inc.	1,248	59
Xylem, Inc.	1,278	52
Yahoo!, Inc. (f)	4,549	167
Yum! Brands, Inc.	2,459	201
Zimmer Biomet Holdings, Inc.	1,277	136
Zions Bancorporation	222	5
Zoetis, Inc.	6,694	297
		81,464
Total Common Stocks (Cost $168,876)		200,470
Investment Companies (0.1%)
United States (0.1%)
iShares MSCI Emerging Markets Index Fund	8,000	274
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio (See Note G)	4,948	102
Total Investment Companies (Cost $500)		376
	No. of Rights
Rights (0.0%)
United States (0.0%)
Safeway Casa Ley CVR (f)	577	1
Safeway PDC, LLC CVR (f)	577	—	@
Total Rights (Cost $1)		1
	No. of Warrants
Warrant (0.0%)
France (0.0%)
Peugeot SA, expires 4/29/17 (f) (Cost $2)	1,221	4
	Notional Amount (000)	Value (000)
Call Options Purchased (0.1%)
China (0.1%)
USD/CNH October 2016 @ CNH 6.75, Citibank NA	4,590	$59
USD/CNH October 2016 @ CNH 6.75, Goldman Sachs International	3,550	46
USD/CNH October 2016 @ CNH 6.75, JPMorgan Chase Bank NA	7,490	97
Total Call Options Purchased (Cost $301)		202
	Shares
Short-Term Investments (2.9%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $6,821)	6,821,210	6,821
	Face Amount (000)
U.S. Treasury Security (1.1%)
U.S. Treasury Bill, 0.51%, 6/9/16 (j)(k) (Cost $3,891)	$3,895	3,894
Total Short-Term Investments (Cost $10,712)		10,715
Total Investments (99.4%) (Cost $331,860) (l)(m)		367,472
Other Assets in Excess of Liabilities (0.6%)		2,466
Total Written Options Outstanding (-0.0%) (Premiums received $161)		(82)
Net Assets (100.0%)		$369,856

(a)  Security is subject to delayed delivery.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2016.

(e)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2016. Maturity date disclosed is the ultimate maturity date.

(f)  Non-income producing security.

(g)  Security trades on the Hong Kong exchange.

(h)  Security has been deemed illiquid at March 31, 2016.

(i)  At March 31, 2016, the Portfolio held a fair valued security valued at approximately $1,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(j)  Rate shown is the yield to maturity at March 31, 2016.

(k)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

(l)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open call options written, foreign currency forward exchange contracts, futures contracts and swap agreements.

(m)  At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $56,053,000 and the aggregate gross unrealized depreciation is approximately $20,441,000 resulting in net unrealized appreciation of approximately $35,612,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

IO  Interest Only.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

REMIC  Real Estate Mortgage Investment Conduit.

SDR  Swedish Depositary Receipt.

TBA  To Be Announced.

Call Options Written:

The Portfolio had the following call options written open at March 31, 2016:

Counterparty	Notional Amount (000)	Description	Strike Price		Expiration Date	Value (000)
Citibank NA	4,590	USD/CNH (Premiums received $49)	CNH	7.25	Oct-16	$(24)
Goldman Sachs International	3,550	USD/CNH (Premiums received $39)		7.25	Oct-16	(19)
JPMorgan Chase Bank NA	7,490	USD/CNH (Premiums received $73)		7.25	Oct-16	(39)
						$(82)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA		$1,032	EUR	919	4/5/16	$14
HSBC Bank PLC	AUD	2,111		$1,506	4/5/16	(112)
HSBC Bank PLC	BRL	1,199		$328	4/5/16	(5)
HSBC Bank PLC	BRL	918		$251	4/5/16	(4)
HSBC Bank PLC	CAD	837	MXN	11,200	4/5/16	3
HSBC Bank PLC	EUR	334		$372	4/5/16	(7)
HSBC Bank PLC	GBP	415	EUR	532	4/5/16	9
HSBC Bank PLC	GBP	252		$352	4/5/16	(10)
HSBC Bank PLC	GBP	325		$453	4/5/16	(14)
HSBC Bank PLC	JPY	487,401		$4,333	4/5/16	2
HSBC Bank PLC	JPY	122,780		$1,091	4/5/16	(— @)
HSBC Bank PLC	MXN	11,800	JPY	74,423	4/5/16	(22)
HSBC Bank PLC	MXN	31,427		$1,748	4/5/16	(71)
HSBC Bank PLC	SEK	2,850	EUR	305	4/5/16	(4)
HSBC Bank PLC		$572	AUD	779	4/5/16	25
HSBC Bank PLC		$1,560	AUD	2,044	4/5/16	6
HSBC Bank PLC		$380	DKK	2,500	4/5/16	2
HSBC Bank PLC		$4,742	EUR	4,369	4/5/16	229
HSBC Bank PLC		$12	EUR	11	4/5/16	— @
HSBC Bank PLC		$251	JPY	28,000	4/5/16	(2)
HSBC Bank PLC		$884	SEK	7,612	4/5/16	54
HSBC Bank PLC		$77	SEK	625	4/5/16	— @
HSBC Bank PLC		$242	SGD	340	4/5/16	10
HSBC Bank PLC		$653	ZAR	9,700	4/5/16	4
JPMorgan Chase Bank NA	CAD	1,210		$897	4/5/16	(34)
JPMorgan Chase Bank NA	EUR	599	PLN	2,600	4/5/16	15
JPMorgan Chase Bank NA	GBP	85	EUR	109	4/5/16	2
JPMorgan Chase Bank NA	JPY	4,166		$37	4/5/16	(— @)
JPMorgan Chase Bank NA	JPY	29,935		$263	4/5/16	(3)
JPMorgan Chase Bank NA		$76	GBP	54	4/5/16	1

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$27	JPY	3,060	4/5/16	$	(— @)
JPMorgan Chase Bank NA		$1,338	KRW	1,658,797	4/5/16		113
JPMorgan Chase Bank NA		$381	MYR	1,600	4/5/16		29
JPMorgan Chase Bank NA		$320	NOK	2,670	4/5/16		2
JPMorgan Chase Bank NA		$700	NZD	1,046	4/5/16		23
JPMorgan Chase Bank NA		$16	PLN	66	4/5/16		1
JPMorgan Chase Bank NA		$368	THB	13,100	4/5/16		5
JPMorgan Chase Bank NA		$82	ZAR	1,294	4/5/16		5
UBS AG	BRL	2,360		$641	4/5/16		(15)
UBS AG	CAD	7		$5	4/5/16		(— @)
UBS AG	EUR	665	CHF	720	4/5/16		(8)
UBS AG	EUR	573	NOK	5,400	4/5/16		— @
UBS AG	EUR	297		$325	4/5/16		(13)
UBS AG	KRW	1,658,797		$1,454	4/5/16		4
UBS AG	MYR	1,600		$413	4/5/16		3
UBS AG	NZD	5,032		$3,318	4/5/16		(160)
UBS AG	PLN	5,572		$1,417	4/5/16		(76)
UBS AG		$1,258	BRL	4,477	4/5/16		(14)
UBS AG		$214	CHF	214	4/5/16		8
UBS AG		$259	EUR	238	4/5/16		12
UBS AG		$1,430	EUR	1,295	4/5/16		44
UBS AG		$30	EUR	27	4/5/16		1
UBS AG		$9,716	JPY	1,103,345	4/5/16		88
UBS AG		$217	NOK	1,882	4/5/16		10
UBS AG	ZAR	737		$47	4/5/16		(3)
UBS AG	ZAR	2,353		$152	4/5/16		(7)
Citibank NA		$364	BRL	1,348	4/20/16		9
Citibank NA		$1,345	BRL	4,984	4/20/16		35
Bank of America NA	CHF	5,091		$5,168	4/21/16		(130)
Bank of America NA	EUR	504		$575	4/21/16		— @
Bank of America NA	EUR	1,562		$1,735	4/21/16		(43)
Bank of America NA	GBP	290		$418	4/21/16		1
Bank of America NA	GBP	318		$451	4/21/16		(6)
Bank of America NA	JPY	175,333		$1,555	4/21/16		(3)
Bank of America NA	NOK	3,381		$395	4/21/16		(14)
Bank of America NA	PLN	1,176		$315	4/21/16		— @
Bank of America NA	SEK	4,036		$498	4/21/16		1
Bank of America NA		$596	CHF	571	4/21/16		(2)
Bank of America NA		$3,087	HKD	23,948	4/21/16		1
Bank of America NA		$114	MXN	2,042	4/21/16		4
Bank of America NA		$323	PLN	1,251	4/21/16		12
Bank of America NA		$2,389	SEK	19,869	4/21/16		60
Bank of Montreal	AUD	185		$138	4/21/16		(4)
Bank of Montreal	CAD	530		$408	4/21/16		1
Bank of Montreal	CAD	912		$682	4/21/16		(20)
Bank of Montreal	TRY	703		$248	4/21/16		(— @)
Bank of Montreal		$77	ILS	299	4/21/16		3
Bank of Montreal		$1,101	TRY	3,218	4/21/16		35
Bank of New York Mellon	CHF	671		$682	4/21/16		(16)
Bank of New York Mellon		$78	SEK	643	4/21/16		2
Barclays Bank PLC	AUD	1,680		$1,289	4/21/16		2
Barclays Bank PLC	AUD	554		$412	4/21/16		(12)
Barclays Bank PLC	EUR	2,843		$3,193	4/21/16		(44)
Barclays Bank PLC		$105	SGD	145	4/21/16		3
BNP Paribas SA		$692	CLP	474,327	4/21/16		15
Citibank NA	GBP	1,956		$2,771	4/21/16		(39)
Citibank NA	JPY	44,900		$399	4/21/16		— @
Citibank NA	JPY	254,842		$2,261	4/21/16		(5)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	MYR	2,403		$622	4/21/16	$7
Citibank NA	NOK	9,183		$1,112	4/21/16	2
Citibank NA		$822	KRW	983,316	4/21/16	37
Citibank NA		$6,645	MYR	27,450	4/21/16	381
Citibank NA		$664	THB	23,318	4/21/16	(2)
Credit Suisse International	CHF	723		$734	4/21/16	(18)
Credit Suisse International	EUR	5,816		$6,469	4/21/16	(152)
Credit Suisse International	THB	13,567		$386	4/21/16	1
Credit Suisse International		$1,350	ILS	5,262	4/21/16	51
Credit Suisse International		$100	NZD	151	4/21/16	5
Credit Suisse International		$342	THB	12,010	4/21/16	(1)
Goldman Sachs International	EUR	3,869		$4,304	4/21/16	(101)
Goldman Sachs International	GBP	994		$1,408	4/21/16	(20)
Goldman Sachs International	HKD	31,735		$4,092	4/21/16	— @
Goldman Sachs International	JPY	536,332		$4,757	4/21/16	(11)
Goldman Sachs International	MXN	15,457		$896	4/21/16	3
Goldman Sachs International		$653	HUF	182,702	4/21/16	9
JPMorgan Chase Bank NA	CHF	3,644		$3,704	4/21/16	(89)
JPMorgan Chase Bank NA	GBP	255		$361	4/21/16	(5)
JPMorgan Chase Bank NA	IDR	6,492,435		$494	4/21/16	5
JPMorgan Chase Bank NA	INR	97,161		$1,465	4/21/16	3
JPMorgan Chase Bank NA	KRW	3,316,828		$2,907	4/21/16	8
JPMorgan Chase Bank NA	KRW	2,662,654		$2,205	4/21/16	(122)
JPMorgan Chase Bank NA	MYR	3,402		$817	4/21/16	(54)
JPMorgan Chase Bank NA	MYR	19,279		$4,641	4/21/16	(294)
JPMorgan Chase Bank NA	RUB	49,599		$733	4/21/16	(1)
JPMorgan Chase Bank NA	TWD	75,896		$2,362	4/21/16	3
JPMorgan Chase Bank NA	TWD	1,972		$60	4/21/16	(1)
JPMorgan Chase Bank NA		$1,154	IDR	15,281,919	4/21/16	(4)
JPMorgan Chase Bank NA		$344	INR	23,271	4/21/16	6
JPMorgan Chase Bank NA		$1,716	INR	116,129	4/21/16	32
JPMorgan Chase Bank NA		$4,692	KRW	5,572,123	4/21/16	179
JPMorgan Chase Bank NA		$4,080	RUB	296,448	4/21/16	310
JPMorgan Chase Bank NA		$711	RUB	51,681	4/21/16	54
JPMorgan Chase Bank NA		$2,981	SEK	24,726	4/21/16	67
JPMorgan Chase Bank NA		$2,958	TWD	97,213	4/21/16	63
Northern Trust Company		$466	SGD	644	4/21/16	12
State Street Bank and Trust Co.	DKK	435		$65	4/21/16	(2)
State Street Bank and Trust Co.	JPY	269,609		$2,392	4/21/16	(5)
State Street Bank and Trust Co.		$54	MXN	973	4/21/16	2
UBS AG	CHF	3,603		$3,662	4/21/16	(88)
UBS AG	DKK	3,365		$514	4/21/16	— @
UBS AG	GBP	1,413		$2,002	4/21/16	(28)
UBS AG		$1,839	MXN	33,064	4/21/16	72
UBS AG		$953	SGD	1,316	4/21/16	24
UBS AG		$1,733	ZAR	27,815	4/21/16	144
UBS AG	ZAR	28,689		$1,942	4/21/16	6
UBS AG	BRL	4,477		$1,249	5/4/16	14
UBS AG		$1,453	KRW	1,658,797	5/4/16	(4)
UBS AG		$413	MYR	1,600	5/4/16	(4)
Citibank NA	CNY	8,584		$1,376	5/19/16	51
Citibank NA	CNY	25,146		$4,029	5/19/16	148
Citibank NA		$459	CNY	2,981	5/19/16	1
Citibank NA		$1,506	CNY	10,215	5/19/16	71
Deutsche Bank AG	CNY	16,764		$2,686	5/19/16	99
Deutsche Bank AG		$5,517	CNY	37,298	5/19/16	239
Citibank NA	CNH	42,378		$6,372	9/22/16	(131)
JPMorgan Chase Bank NA	CNH	2,044		$314	9/22/16	(— @)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	CNH	43,319	$6,517	9/22/16	$(131)
Citibank NA	CNH	35,621	$5,403	3/16/17	1
					$828

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Amsterdam Index (Netherlands)	3	$300	Apr-16	$(1)
CAC 40 Index (France)	7	349	Apr-16	(6)
MSCI Emerging Market E Mini (United States)	37	1,543	Jun-16	34
MSCI Singapore Free Index (Singapore)	72	1,704	Apr-16	9
OMXS 30 (Sweden)	19	315	Apr-16	(6)
S&P 500 E Mini Index (United States)	628	64,417	Jun-16	1,104
Sugar No. 11 (United States)	16	277	Jun-16	1
Sugar No. 11 (United States)	15	269	Feb-17	1
Sugar No. 11 (United States)	16	275	Apr-16	(2)
Sugar No. 11 (United States)	16	280	Sep-16	2
U.S. Dollar Index (United States)	75	7,093	Jun-16	(198)
U.S. Treasury 10 yr. Note (United States)	4	522	Jun-16	5
U.S. Treasury 2 yr. Note (United States)	52	11,375	Jun-16	(6)
U.S. Treasury 5 yr. Note (United States)	81	9,814	Jun-16	29
Short:
Brent Crude Futures (United Kingdom)	27	(1,089)	Apr-16	10
Euro Stoxx 50 Index (Germany)	137	(4,569)	Jun-16	3
FTSE 100 Index (United Kingdom)	84	(7,375)	Jun-16	(6)
German Euro Bund (Germany)	147	(27,319)	Jun-16	(164)
Hang Seng Index (Hong Kong)	3	(403)	Apr-16	(9)
IBEX 35 Index (Spain)	40	(3,955)	Apr-16	122
NIKKEI 225 Index (United States)	44	(3,277)	Jun-16	(12)
S&P TSX 60 Index (Canada)	11	(1,333)	Jun-16	(9)
SPI 200 Index (Australia)	13	(1,262)	Jun-16	10
TOPIX Index (Japan)	30	(3,592)	Jun-16	2
U.S. Treasury 10 yr. Note (United States)	85	(11,083)	Jun-16	15
U.S. Treasury Long Bond (United States)	32	(5,262)	Jun-16	(5)
U.S. Treasury Ultra Bond (United States)	15	(2,588)	Jun-16	21
UK Long Gilt Bond (United Kingdom)	11	(1,915)	Jun-16	(1)
				$943

Credit Default Swap Agreement:

The Portfolio had the following credit default swap agreement open at March 31, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Russian Federation	Sell	$2,912	1.00%	6/20/21	$(244)	$(5)	$(249)	BBB-

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2016:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Depreciation (000)
Barclays Bank PLC	3 Month STIBOR	Receive	1.34%	10/12/25	SEK	4,398	$(17)
Barclays Bank PLC	3 Month STIBOR	Receive	1.37	10/14/25		4,151	(17)
BNP Paribas SA	3 Month STIBOR	Receive	1.34	10/12/25		4,694	(18)
Citibank NA	3 Month STIBOR	Receive	1.28	10/6/25		11,482	(37)
Citibank NA	3 Month STIBOR	Receive	1.34	10/12/25		5,855	(23)
Citibank NA	3 Month STIBOR	Receive	1.39	10/13/25		10,530	(48)
Citibank NA	3 Month STIBOR	Receive	1.37	10/14/25		3,418	(14)
Goldman Sachs International	3 Month STIBOR	Receive	1.29	10/7/25		3,096	(10)
Goldman Sachs International	3 Month STIBOR	Receive	1.39	10/13/25		3,301	(14)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.25	10/6/25		12,560	(36)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.29	10/7/25		11,000	(36)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.33	10/8/25		6,633	(26)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.38	10/13/25		7,673	(34)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.71	3/19/20		$7,400	(189)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.29	3/7/21		6,480	(34)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	7/17/25		3,400	(264)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73	3/11/26		13,670	(97)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.80	3/14/26		8,220	(111)
							$(1,025)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at March 31, 2016:

Swap Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	MSCI Emerging Market Index		$19,647	3 Month USD LIBOR minus 0.08%	Receive	3/3/17	$2,591
Barclays Bank PLC	VIX Short-Term Futures Index		410	3 Month USD LIBOR plus 1.30%	Pay	3/22/17	39
Citibank NA	U.S. Media Index††		3,912	3 Month USD LIBOR minus 0.10%	Pay	2/8/17	(283)
Goldman Sachs International	USD Liquid High Yield Index		5,400	3 Month USD LIBOR plus 0.62%	Receive	6/23/16	107
Goldman Sachs International	U.S. Consumer Staples Index††		3,226	3 Month USD LIBOR minus 0.15%	Pay	3/2/17	(128)
Goldman Sachs International	U.S. Consumer Staples Index††		3,199	3 Month USD LIBOR minus 0.15%	Pay	3/2/17	(112)
JPMorgan Chase Bank NA	EU Consumer Staples Index††	EUR	2,970	3 Month EUR EURIBOR minus 0.11%	Pay	3/2/17	(88)
JPMorgan Chase Bank NA	EU Consumer Staples Index††		2,948	3 Month EUR EURIBOR minus 0.11%	Pay	3/2/17	(24)
							$2,102

††  See tables below for details of the equity basket holdings underlying the swap.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with U.S. Media Index as of March 31, 2016.

Security Description	Index Weight
U.S. Media Index
Cablevision Systems Corp.	1.00%
CBS Corp.	3.71
Charter Communications, Inc.	2.63
Comcast Corp.	22.93
Discovery Communications, Inc.	1.14
Discovery Communications, Inc.	0.66
DISH Network Corp.	1.58
Interpublic Group of Cos, Inc. (The)	1.43
Liberty Global PLC	3.55
Liberty Global PLC	1.49
Liberty Media Corp.	1.18
Liberty Media Corp.	0.54
News Corp.	0.74
Omnicom Group, Inc.	3.08
Scripps Networks Interactive, Inc.	0.75
Sirius XM Holdings, Inc.	1.46
TEGNA, Inc.	0.77
Time Warner Cable, Inc.	8.88
Time Warner, Inc.	9.03
Twenty-First Century Fox, Inc.	5.19
Twenty-First Century Fox, Inc.	1.89
Viacom, Inc.	2.18
Walt Disney Co. (The)	24.19
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Consumer Staples Index as of March 31, 2016.

Security Description	Index Weight
U.S. Consumer Staples Index
Altria Group, Inc.	11.92%
Archer-Daniels-Midland Co.	9.67
Brown-Forman Corp.	8.09
Campbell Soup Co.	7.95
Church & Dwight Co., Inc.	6.54
Clorox Co. (The)	3.39
Coca-Cola Co. (The)	3.37
Coca-Cola Enterprises, Inc.	2.60
Colgate-Palmolive Co.	2.49
ConAgra Foods, Inc.	2.22
Constellation Brands, Inc.	2.01
Costco Wholesale Corp.	1.39
CVS Health Corp.	1.15
Dr. Pepper Snapple Group, Inc.	1.12
Estee Lauder Cos, Inc. (The)	1.06
General Mills, Inc.	1.05
Hershey Co. (The)	1.04
Hormel Foods Corp.	1.03
JM Smucker Co. (The)	0.93
Kellogg Co.	0.90
Kimberly-Clark Corp.	0.87
Kraft Heinz Co. (The)	0.84
Kroger Co. (The)	0.83
McCormick & Co., Inc.	0.70
Mead Johnson Nutrition Co.	0.64
Molson Coors Brewing Co.	0.62
Security Description	Index Weight
Mondelez International, Inc.	0.61%
Monster Beverage Corp.	0.61
PepsiCo, Inc.	0.56
Philip Morris International, Inc.	0.53
Procter & Gamble Co. (The)	6.11
Reynolds American, Inc.	5.72
Sysco Corp.	3.91
Tyson Foods, Inc.	3.67
Walgreens Boots Alliance, Inc.	1.98
Wal-Mart Stores, Inc.	0.57
Whole Foods Market, Inc.	1.31
100.00%

The following table represents the equity basket holdings underlying the total return swap with EU Consumer Staples Index as of March 31, 2016.

Security Description	Index Weight
EU Consumer Staples Index
Anheuser-Busch InBev SA	8.79%
Aryzta AG	0.32
Associated British Foods PLC	1.51
Barry Callebaut AG	0.21
Beiersdorf AG	0.80
British American Tobacco PLC	9.65
Carlsberg A/S	0.90
Carrefour SA	1.34
Casino Guichard Perrachon SA	0.29
Chocoladefabriken Lindt & Spruengli AG	0.53
Chocoladefabriken Lindt & Spruengli AG	0.67
Coca-Cola HBC AG	0.38
Colruyt SA	0.36
Danone SA	3.69
Diageo PLC	5.99
Distribuidora Internacional de Alimentac	0.28
Heineken Holding N.V.	0.69
Heineken N.V.	1.84
Henkel AG & Co., KGaA	0.90
Henkel AG & Co., KGaA	1.73
ICA Gruppen AB	0.23
Imperial Brands PLC	4.68
J Sainsbury PLC	0.47
Jeronimo Martins SGPS SA	0.36
Kerry Group PLC	1.30
Koninklijke Ahold N.V.	1.65
L'Oreal SA	3.97
METRO AG	0.49
Nestle SA	21.01
Orkla ASA	0.65
Pernod Ricard SA	2.08
Reckitt Benckiser Group PLC	5.45
Remy Cointreau SA	0.16
Svenska Cellulosa AB SCA	1.62
Swedish Match AB	0.59
Tate & Lyle PLC	0.34
Tesco PLC	1.98
Unilever N.V.	6.42
Unilever PLC	5.12
Wm Morrison Supermarkets PLC	0.56
100.00%

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

EURIBOR  Euro Interbank Offered Rate.

LIBOR    London Interbank Offered Rate.

STIBOR    Stockholm Interbank Offered Rate.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi

CNY  —  Chinese Yuan Renminbi

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	54.5%
Fixed Income Securities	42.4
Other*	3.1
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open call options written with a value of approximately $82,000. Does not include open long/short futures contracts with an underlying face amount of approximately $173,555,000 with net unrealized appreciation of approximately $943,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $828,000 and does not include open swap agreements with net unrealized appreciation of approximately $1,072,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Global Strategist Portfolio

Statement of Assets and Liabilities	March 31, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $324,907)	$360,549
Investment in Securities of Affiliated Issuer, at Value (Cost $6,953)	6,923
Total Investments in Securities, at Value (Cost $331,860)	367,472
Foreign Currency, at Value (Cost $952)	968
Cash	673
Receivable for Variation Margin on Futures Contracts	6,081
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	3,018
Unrealized Appreciation on Swap Agreements	2,737
Interest and Paydown Receivable	1,000
Receivable for Investments Sold	937
Dividends Receivable	565
Tax Reclaim Receivable	212
Receivable for Portfolio Shares Sold	210
Receivable from Affiliate	6
Other Assets	108
Total Assets	383,987
Liabilities:
Payable for Investments Purchased	5,962
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	2,190
Due to Broker	2,493
Payable for Portfolio Shares Redeemed	1,034
Unrealized Depreciation on Swap Agreements	970
Payable for Advisory Fees	323
Premium Received on Open Swap Agreements	244
Payable for Custodian Fees	161
Payable for Variation Margin on Swap Agreements	115
Payable for Sub Transfer Agency Fees — Class I	7
Payable for Sub Transfer Agency Fees — Class A	79
Payable for Sub Transfer Agency Fees — Class L	11
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Professional Fees	89
Options Written, at Value (Premiums received $161)	82
Payable for Trustees' Fees and Expenses	81
Payable for Shareholder Services Fees — Class A	57
Payable for Distribution and Shareholder Services Fees — Class L	16
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Administration Fees	25
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	11
Payable for Transfer Agency Fees — Class L	4
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	173
Total Liabilities	14,131
Net Assets	$369,856
Net Assets Consist Of:
Paid-in-Capital	$353,334
Accumulated Undistributed Net Investment Income	1,180
Accumulated Net Realized Loss	(23,228)
Unrealized Appreciation (Depreciation) on:
Investments	35,642
Investments in Affiliates	(30)
Futures Contracts	943
Options Written	79
Swap Agreements	1,072
Foreign Currency Forward Exchange Contracts	828
Foreign Currency Translations	36
Net Assets	$369,856

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Global Strategist Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2016 (000)
CLASS I:
Net Assets	$72,094
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	4,743,413
Net Asset Value, Offering and Redemption Price Per Share	$15.20
CLASS A:
Net Assets	$271,311
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	17,988,991
Net Asset Value, Redemption Price Per Share	$15.08
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.84
Maximum Offering Price Per Share	$15.92
CLASS L:
Net Assets	$24,538
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,640,715
Net Asset Value, Offering and Redemption Price Per Share	$14.96
CLASS C:
Net Assets	$1,903
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	127,432
Net Asset Value, Offering and Redemption Price Per Share	$14.93
CLASS IS:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	626
Net Asset Value, Offering and Redemption Price Per Share	$15.21

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Global Strategist Portfolio

Statement of Operations	Six Months Ended March 31, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $124 of Foreign Taxes Withheld)	$2,595
Interest from Securities of Unaffiliated Issuers	1,480
Dividends from Securities of Affiliated Issuer (Note G)	29
Total Investment Income	4,104
Expenses:
Advisory Fees (Note B)	863
Shareholder Services Fees — Class A (Note D)	349
Distribution and Shareholder Services Fees — Class L (Note D)	93
Distribution and Shareholder Services Fees — Class C (Note D)	8
Custodian Fees (Note F)	237
Sub Transfer Agency Fees — Class I	19
Sub Transfer Agency Fees — Class A	150
Sub Transfer Agency Fees — Class L	18
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	153
Professional Fees	77
Pricing Fees	68
Shareholder Reporting Fees	41
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	20
Transfer Agency Fees — Class L (Note E)	4
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Registration Fees	30
Trustees' Fees and Expenses	6
Other Expenses	11
Total Expenses	2,154
Waiver of Advisory Fees (Note B)	(124)
Reimbursement of Class Specific Expenses — Class I (Note B)	(12)
Reimbursement of Class Specific Expenses — Class L (Note B)	(6)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(8)
Net Expenses	2,003
Net Investment Income	2,101
Realized Gain (Loss):
Investments Sold	(1,072)
Foreign Currency Forward Exchange Contracts	(838)
Foreign Currency Transactions	173
Futures Contracts	2,669
Options Written	14
Swap Agreements	(3,559)
Net Realized Loss	(2,613)
Change in Unrealized Appreciation (Depreciation):
Investments	11,930
Investments in Affiliates	4
Foreign Currency Forward Exchange Contracts	792
Foreign Currency Translations	80
Futures Contracts	1,603
Swap Agreements	1,325
Options Written	79
Net Change in Unrealized Appreciation (Depreciation)	15,813
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	13,200
Net Increase in Net Assets Resulting from Operations	$15,301

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Global Strategist Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2016 (unaudited) (000)	Year Ended September 30, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,101	$6,483
Net Realized Loss	(2,613)	(18,236)
Net Change in Unrealized Appreciation (Depreciation)	15,813	(28,597)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,301	(40,350)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,528)
Net Realized Gain	(87)	(2,679)
Class A:
Net Investment Income	—	(6,120)
Net Realized Gain	(309)	(13,028)
Class L:
Net Investment Income	—	(334)
Net Realized Gain	(27)	(1,018)
Class C:
Net Realized Gain	(2)	—
Class IS:
Net Realized Gain	(— @)	—
Total Distributions	(425)	(24,707)
Capital Share Transactions:(1)
Class I:
Subscribed	5,805	54,340
Distributions Reinvested	86	4,190
Redeemed	(20,714)	(35,485)
Class A:
Subscribed	1,727	16,757
Distributions Reinvested	304	18,802
Redeemed	(29,105)	(64,828)
Class L:
Subscribed	2,360	4,778
Distributions Reinvested	27	1,327
Redeemed	(3,270)	(5,643)
Class C:
Subscribed	572	1,467 *
Distributions Reinvested	2	—
Redeemed	(98)	(— @)*
Class IS:
Subscribed	—	10 **
Net Decrease in Net Assets Resulting from Capital Share Transactions	(42,304)	(4,285)
Total Decrease in Net Assets	(27,428)	(69,342)
Net Assets:
Beginning of Period	397,284	466,626
End of Period (Including Accumulated Undistributed Net Investment Income and Accumulated Undistributed Distributions in Excess of Net Investment Income of $1,180 and $(921), respectively)	$369,856	$397,284

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Global Strategist Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2016 (unaudited) (000)	Year Ended September 30, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	388	3,417
Shares Issued on Distributions Reinvested	6	269
Shares Redeemed	(1,405)	(2,225)
Net Increase (Decrease) in Class I Shares Outstanding	(1,011)	1,461
Class A:
Shares Subscribed	117	1,040
Shares Issued on Distributions Reinvested	21	1,211
Shares Redeemed	(1,975)	(4,081)
Net Decrease in Class A Shares Outstanding	(1,837)	(1,830)
Class L:
Shares Subscribed	160	305
Shares Issued on Distributions Reinvested	2	86
Shares Redeemed	(224)	(358)
Net Increase (Decrease) in Class L Shares Outstanding	(62)	33
Class C:
Shares Subscribed	39	95	*
Shares Issued on Distributions Reinvested	— @@	—
Shares Redeemed	(6)	(—	@@)*
Net Increase in Class C Shares Outstanding	33	95
Class IS:
Shares Subscribed	—	1	**

*  For the period April 30, 2015 through September 30, 2015.

**  For the period May 29, 2015 through September 30, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended March 31, 2016		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.58		$16.99	$16.96	$15.22	$12.50	$12.55
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.28	0.34	0.35	0.14	0.18
Net Realized and Unrealized Gain (Loss)	0.54		(1.73)	1.15	1.44	2.79	(0.02)
Total from Investment Operations	0.64		(1.45)	1.49	1.79	2.93	0.16
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)	(0.23)	(0.05)	(0.21)	(0.21)
Net Realized Gain	(0.02)		(0.61)	(1.23)	—	—	—
Total Distributions	(0.02)		(0.96)	(1.46)	(0.05)	(0.21)	(0.21)
Net Asset Value, End of Period	$15.20		$14.58	$16.99	$16.96	$15.22	$12.50
Total Return++	4.30	%#	(8.87)%	9.37%	11.79%	23.66%	1.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$72,094		$83,930	$72,952	$52,170	$23,756	$25,192
Ratio of Expenses to Average Net Assets (1)	0.74	%+*	0.73%+	0.72%+	0.69%+	1.37%+	1.30%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	0.76%+	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.39	%+*	1.78%+	1.99%+	2.18%+	1.01%+	1.35%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.02%	0.01%	0.02%	0.01%
Portfolio Turnover Rate	53	%#	98%	62%	107%	168%	164%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.84	%*	0.83%	0.83%	0.82%	N/A	N/A
Net Investment Income to Average Net Assets	1.29	%*	1.68%	1.88%	2.05%	N/A	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Global Strategist Portfolio

	Class A
	Six Months Ended March 31, 2016		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.50		$16.88	$16.88	$15.18	$12.47	$12.52
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.23	0.27	0.42	0.10	0.15
Net Realized and Unrealized Gain (Loss)	0.52		(1.71)	1.15	1.32	2.79	(0.03)
Total from Investment Operations	0.60		(1.48)	1.42	1.74	2.89	0.12
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)	(0.19)	(0.04)	(0.18)	(0.17)
Net Realized Gain	(0.02)		(0.61)	(1.23)	—	—	—
Total Distributions	(0.02)		(0.90)	(1.42)	(0.04)	(0.18)	(0.17)
Net Asset Value, End of Period	$15.08		$14.50	$16.88	$16.88	$15.18	$12.47
Total Return++	4.05	%#	(9.16)%	9.02%	11.49%	23.33%	0.83%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$271,311		$287,438	$365,642	$373,559	$20,487	$16,857
Ratio of Expenses to Average Net Assets (1)	1.08	%+*	1.05%+	1.07%+	0.47%+^	1.64%+	1.55%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	1.03%+^	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.07	%+*	1.44%+	1.64%+	2.60%+^	0.69%+	1.10%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.02%	0.01%	0.02%	0.01%
Portfolio Turnover Rate	53	%#	98%	62%	107%	168%	164%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.15	%*	1.11%	1.14%	1.11%	N/A	N/A
Net Investment Income to Average Net Assets	1.00	%*	1.38%	1.57%	1.96%	N/A	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.09% for Class A shares. Prior to September 16, 2013, the maximum ratio was 0.99% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Global Strategist Portfolio

	Class L
	Six Months Ended March 31, 2016		Year Ended September 30,				Period from April 27, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		September 30, 2012
Net Asset Value, Beginning of Period	$14.41		$16.79	$16.78	$15.15		$14.42
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.04		0.15	0.19	0.23		(0.02)
Net Realized and Unrealized Gain (Loss)	0.53		(1.72)	1.15	1.42		0.78
Total from Investment Operations	0.57		(1.57)	1.34	1.65		0.76
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)	(0.10)	(0.02)		(0.03)
Net Realized Gain	(0.02)		(0.61)	(1.23)	—		—
Total Distributions	(0.02)		(0.81)	(1.33)	(0.02)		(0.03)
Net Asset Value, End of Period	$14.96		$14.41	$16.79	$16.78		$15.15
Total Return++	3.86	%#	(9.66)%	8.49%	10.91%		5.30	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,538		$24,544	$28,032	$29,025		$11
Ratio of Expenses to Average Net Assets (1)	1.59	%+*	1.58%+	1.57%+	1.42	%+^^	2.39	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	1.49	%+^^	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.56	%+*	0.93%+	1.14%+	1.44	%+^^	(0.29	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.02%	0.01%		0.03	%*
Portfolio Turnover Rate	53	%#	98%	62%	107%		168	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.71	%*	1.69%*	1.70%	1.54%		N/A
Net Investment Income to Average Net Assets	0.44	%*	0.82%*	1.01%	1.32%		N/A

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.59% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.49% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Global Strategist Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2016 (unaudited)		Period from April 30, 2015^ to September 30, 2015
Net Asset Value, Beginning of Period	$14.41		$16.03
Income (Loss) from Investment Operations:
Net Investment Income†	0.03		0.03
Net Realized and Unrealized Gain (Loss)	0.51		(1.65)
Total from Investment Operations	0.54		(1.62)
Distributions from and/or in Excess of:
Net Realized Gain	(0.02)		—
Net Asset Value, End of Period	$14.93		$14.41
Total Return++	3.65	%#	(10.11	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,903		$1,363
Ratios of Expenses to Average Net Assets (1)	1.83	%+*	1.83	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.36	%+*	0.54	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01	%*
Portfolio Turnover Rate	53	%#	98	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	1.90	%*	2.28	%*
Net Investment Income to Average Net Assets	0.29	%*	0.09	%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Global Strategist Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2016 (unaudited)		Period from May 29, 2015^ to September 30, 2015
Net Asset Value, Beginning of Period	$14.59		$15.97
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.09
Net Realized and Unrealized Gain (Loss)	0.53		(1.47)
Total from Investment Operations	0.64		(1.38)
Distributions from and/or in Excess of:
Net Realized Gain	(0.02)		—
Net Asset Value, End of Period	$15.21		$14.59
Total Return++	4.37	%#	(8.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$9
Ratio of Expenses to Average Net Assets (1)	0.71	%+*	0.71	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.47	%+*	1.66	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	53	%#	98	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	17.62	%*	16.27	%*
Net Investment Loss to Average Net Assets	(15.44	)%*	(13.90	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Global Strategist Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

On April 30, 2015, the Portfolio suspended offering Class L shares to all investors. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$978		$—	$978
Agency Fixed Rate Mortgages	—	12,433		—	12,433
Asset-Backed Security	—	383		—	383
Collateralized Mortgage Obligations — Agency Collateral Series	—	1,871		—	1,871
Commercial Mortgage-Backed Securities	—	3,043		—	3,043
Corporate Bonds	—	45,828		—	45,828
Mortgages — Other	—	2,588		—	2,588
Sovereign	—	60,047		—	60,047
U.S. Treasury Securities	—	28,533		—	28,533
Total Fixed Income Securities	—	155,704		—	155,704
Common Stocks
Aerospace & Defense	2,534	—		—	2,534
Air Freight & Logistics	944	—		—	944
Airlines	269	—		—	269
Auto Components	1,605	—		—	1,605
Automobiles	3,881	—		—	3,881
Banks	22,750	—	@	—	22,750
Beverages	4,812	—		—	4,812
Biotechnology	3,109	—		—	3,109
Building Products	1,162	—		—	1,162
Capital Markets	3,966	—		—	3,966
Chemicals	5,170	—		—	5,170
Commercial Services & Supplies	1,182	—		—	1,182
Communications Equipment	1,865	—		—	1,865
Construction & Engineering	1,236	—		—	1,236
Construction Materials	332	—		—	332
Consumer Finance	545	—		—	545
Containers & Packaging	354	—		—	354
Distributors	11	—		—	11
Diversified Consumer Services	71	—		—	71
Diversified Financial Services	1,975	—		—	1,975
Diversified Telecommunication Services	7,297	—		—	7,297
Electric Utilities	4,434	—		—	4,434
Electrical Equipment	1,971	—		—	1,971
Electronic Equipment, Instruments & Components	1,289	—		—	1,289
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Energy Equipment & Services	$1,430	$—	$—	$1,430
Food & Staples Retailing	5,339	—	—	5,339
Food Products	5,057	—	—	5,057
Gas Utilities	778	—	—	778
Health Care Equipment & Supplies	3,260	—	—	3,260
Health Care Providers & Services	2,886	—	—	2,886
Health Care Technology	81	—	—	81
Hotels, Restaurants & Leisure	2,762	—	—	2,762
Household Durables	750	—	—	750
Household Products	3,550	—	—	3,550
Independent Power Producers & Energy Traders	109	—	—	109
Industrial Conglomerates	2,629	—	—	2,629
Information Technology Services	4,154	—	—	4,154
Insurance	7,020	—	—	7,020
Internet & Catalog Retail	1,285	—	—	1,285
Internet Software & Services	2,420	—	—	2,420
Leisure Products	51	—	—	51
Life Sciences Tools & Services	618	—	—	618
Machinery	3,434	—	—	3,434
Marine	284	—	—	284
Media	5,986	—	—	5,986
Metals & Mining	3,515	—	—	3,515
Multi-Utilities	2,720	—	—	2,720
Multi-line Retail	548	—	—	548
Oil, Gas & Consumable Fuels	11,382	—	—	11,382
Paper & Forest Products	247	—	—	247
Personal Products	2,390	—	—	2,390
Pharmaceuticals	14,582	—	—	14,582
Professional Services	1,438	—	—	1,438
Real Estate Investment Trusts (REITs)	4,514	—	—	4,514
Real Estate Management & Development	2,384	—	—	2,384
Road & Rail	3,190	—	—	3,190
Semiconductors & Semiconductor Equipment	3,145	—	1	3,146
Software	4,212	—	—	4,212
Specialty Retail	3,271	—	—	3,271
Tech Hardware, Storage & Peripherals	5,629	—	—	5,629
Textiles, Apparel & Luxury Goods	2,270	—	—	2,270
Thrifts & Mortgage Finance	91	—	—	91
Tobacco	3,603	—	—	3,603
Trading Companies & Distributors	1,284	—	—	1,284

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Transportation Infrastructure	$685	$—	$—	$685
Wireless Telecommunication Services	2,722	—	—	2,722
Total Common Stocks	200,469	— @	1	200,470
Investment Companies	376	—	—	376
Rights	—	1	—	1
Warrant	4	—	—	4
Call Options Purchased	—	202	—	202
Short-Term Investments
Investment Company	6,821	—	—	6,821
U.S. Treasury Securities	—	3,894	—	3,894
Total Short-Term Investments	6,821	3,894	—	10,715
Foreign Currency Forward Exchange Contracts	—	3,018	—	3,018
Futures Contracts	1,368	—	—	1,368
Total Return Swap Agreements	—	2,737	—	2,737
Total Assets	209,038	165,556	1	374,595
Liabilities:
Call Options Written	—	(82)	—	(82)
Foreign Currency Forward Exchange Contracts	—	(2,190)	—	(2,190)
Futures Contracts	(425)	—	—	(425)
Credit Default Swap Agreement	—	(5)	—	(5)
Interest Rate Swap Agreements	—	(1,025)	—	(1,025)
Total Return Swap Agreements	—	(635)	—	(635)
Total Liabilities	(425)	(3,937)	—	(4,362)
Total	$208,613	$161,619	$1	$370,233

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2016, securities with a total value of approximately $108,626,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at September 30, 2015 were valued using unadjusted quoted prices at March 31, 2016.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$6
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(5)
Realized gains (losses)	—
Ending Balance	$1
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$(5)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016.

	Fair Value at March 31, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Semiconductors & Semiconductor Equipment
Common Stock	$1	Discounted Cash Flow	Weighted Average Cost of Capital	14.0%		14.0%		14.0%		Decrease
			Long-Term Capital Growth	3.5%		3.5%		3.5%		Increase
			Capitalization Rate	10.5%		10.5%		10.5%		Increase
		Market Comparable Companies	Enterprise Value/ EBITDA	6.2	x	7.6	x	6.4	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

The Portfolio's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. The Portfolio may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase the Portfolio's exposure to the underlying instrument. Writing call options tend to decrease the Portfolio's exposure to the underlying instruments. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Transactions in written options for the six months ended March 31, 2016 were as follows:

Written Options	Notional Amount (000)	Premiums Received (000)
Options outstanding at September 30, 2015	—	$—
Options written	27,590	194
Options closed	(11,960)	(33)
Options exercised	—	—
Options expired	—	—
Options outstanding at March 31, 2016	15,630	$161

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Options Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$202	(a)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	3,018
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	14	(b)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	1,284	(b)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	70	(b)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	2,737
Total			$7,325
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Options Written	Options Written, at Value	Currency Risk	$(82)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	(2,190)
Futures Contract	Variation Margin on Futures Contract	Commodity Risk	(2	)(b)
Futures Contracts	Variation Margin on Futures Contracts	Currency Risk	(198	)(b)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(49	)(b)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(176	)(b)
Swap Agreement	Unrealized Depreciation on Swap Agreement	Credit Risk	(5)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(635)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(330)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(695	)(b)
Total			$(4,362)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(b) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Call Options Purchased	$7 (c)
Currency Risk	Call Options Written	14
Currency Risk	Foreign Currency Forward Exchange Contracts	(838)
Commodity Risk	Futures Contracts	(320)
Currency Risk	Futures Contracts	105
Equity Risk	Futures Contracts	4,195
Interest Rate Risk	Futures Contracts	(1,311)
Credit Risk	Swap Agreements	75
Equity Risk	Swap Agreements	(3,737)
Interest Rate Risk	Swap Agreements	103
Total		$(1,707)

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Call Options Purchased	$(99	)(c)
Currency Risk	Call Options Written	79
Currency Risk	Foreign Currency Forward Exchange Contracts	792
Commodity Risk	Futures Contracts	167
Currency Risk	Futures Contracts	(261)
Equity Risk	Futures Contracts	423
Interest Rate Risk	Futures Contracts	1,274
Credit Risk	Swap Agreements	(65)
Equity Risk	Swap Agreements	2,079
Interest Rate Risk	Swap Agreements	(689)
Total		$3,700

(c) Amounts are included in Investments in the Statement of Operations.

At March 31, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(d)	Assets(e) (000)		Liabilities(e) (000)
Call Options Purchased	$202	(a)	$—
Call Options Written	—		(82)
Foreign Currency Forward Exchange Contracts	3,018		(2,190)
Swap Agreements	2,737		(970)
Total	$5,957		$(3,242)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Excludes exchange traded derivatives.

(e) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$79	$(79)	$—	$0
Bank of Montreal	39	(24)	—	15
Bank of New York Mellon	2	(2)	—	0
Barclays Bank PLC	2,635	(44)	(2,262)	329
BNP Paribas SA	15	—	—	15
Citibank NA	816	(201)	—	615
Credit Suisse International	57	(57)	—	0
Deutsche Bank AG	338	—	(231)	107
Goldman Sachs International	165	(138)	—	27
HSBC Bank PLC	344	(251)	—	93
JPMorgan Chase Bank NA	1,023	(777)	—	246
Northern Trust Company	12	—	—	12
State Street Bank and Trust Co.	2	(2)	—	0
UBS AG	430	(420)	—	10
Total	$5,957	$(1,995)	$(2,493)	$1,469

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged(f) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$198	$(79)	$—	$119
Bank of Montreal	24	(24)	—	0
Bank of New York Mellon	16	(2)	—	14
Barclays Bank PLC	95	(44)	—	51
BNP Paribas SA	18	—	—	18
Citibank NA	606	(201)	—	405
Credit Suisse International	171	(57)	—	114
Goldman Sachs International	415	(138)	(277)	0
HSBC Bank PLC	251	(251)	—	0
JPMorgan Chase Bank NA	1,021	(777)	(129)	115
State Street Bank and Trust Co.	7	(2)	—	5
UBS AG	420	(420)	—	0
Total	$3,242	$(1,995)	$(406)	$841

(f) In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$183,826,000
Futures Contracts:
Average monthly original value	$292,724,000
Swap Agreements:
Average monthly notional amount	$94,490,000
Call Options Purchased:
Average monthly notional amount	17,623,000
Call Options Written:
Average monthly notional amount	17,623,000

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.45% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I shares, 1.09% for Class A shares, 1.59% for Class L shares, 1.84% for Class C shares and 0.71% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2016, approximately $124,000 of advisory fees were waived and approximately $19,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $93,992,000 and $119,170,000, respectively. For the six months ended March 31, 2016, purchases and sales of long-term U.S. Government securities were approximately $94,848,000 and $80,221,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2016, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2016 is as follows:

Value September 30, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2016 (000)
$30,788	$102,516	$126,483	$28	$6,821

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio ("Emerging Markets Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Portfolio. For the six months ended March 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Emerging Markets Portfolio. The Emerging Markets Portfolio has a cost basis of approximately $132,000 at March 31, 2016.

A summary of the Portfolio's transactions in shares of the Emerging Markets Portfolio during the six months ended March 31, 2016 is as follows:

Value September 30, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2016 (000)
$98	$1	$—	$1	$102

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly,

no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$17,981	$6,726	$18,470	$19,196

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments,

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

distribution redesignations and tax adjustments on passive foreign investment companies sold by the Portfolio, resulted in the following reclassifications among the components of net assets at September 30, 2015:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(3,358)	$3,358	$—

At September 30, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$425

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended September 30, 2015, the Portfolio deferred to October 1, 2015 for U.S. Federal income tax purposes the following losses:

Post-October Currency And Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$12,881

I. Other: At March 31, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 51.6%.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTGSSAN
1482420 EXP. 05.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Semi-Annual Report

March 31, 2016

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
U.S. Privacy Policy	27
Trustee and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in High Yield Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2016

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Expense Example (unaudited)

High Yield Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2016 and held for the entire six-month period (unless otherwise noted).

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/15	Actual Ending Account Value 3/31/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
High Yield Portfolio Class I	$1,000.00	$985.10	$1,021.60	$3.37	$3.44	0.68%
High Yield Portfolio Class A	1,000.00	983.30	1,019.75	5.21	5.30	1.05
High Yield Portfolio Class L	1,000.00	982.10	1,018.45	6.49	6.61	1.31
High Yield Portfolio Class C	1,000.00	979.70	1,016.20	8.91	9.07	1.80
High Yield Portfolio Class IS	1,000.00	985.30	1,021.75	3.13	3.18	0.63

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (100.0%)
Corporate Bonds (95.7%)
Basic Materials (5.0%)
Aleris International, Inc.
9.50%, 4/1/21 (a)	$700	$715
American Gilsonite Co.
11.50%, 9/1/17 (a)	500	266
Blue Cube Spinco, Inc.
10.00%, 10/15/25 (a)	475	545
Chemtura Corp.
5.75%, 7/15/21	750	742
Eco Services Operations LLC/Eco Finance Corp.
8.50%, 11/1/22 (a)	350	324
Hexion, Inc.,
8.88%, 2/1/18	550	380
10.00%, 4/15/20	250	226
HudBay Minerals, Inc.
9.50%, 10/1/20	750	536
Lundin Mining Corp.
7.50%, 11/1/20 (a)	500	480
Prince Mineral Holding Corp.
11.50%, 12/15/19 (a)	800	700
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.38%, 5/1/22 (a)	550	503
		5,417
Communications (11.6%)
Altice Financing SA
6.63%, 2/15/23 (a)	500	504
Bankrate, Inc.
6.13%, 8/15/18 (a)	740	744
Cable One, Inc.
5.75%, 6/15/22 (a)	780	794
Cablevision Systems Corp.
7.75%, 4/15/18	150	156
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24	600	626
Columbus International, Inc.
7.38%, 3/30/21 (a)	750	801
CommScope Technologies Finance LLC
6.00%, 6/15/25 (a)	400	406
CommScope, Inc.
5.50%, 6/15/24 (a)	500	507
CSC Holdings LLC
5.25%, 6/1/24	750	670
GCI, Inc.,
6.75%, 6/1/21	250	256
6.88%, 4/15/25	250	256
Intelsat Jackson Holdings SA
8.00%, 2/15/24 (a)	750	774
inVentiv Health, Inc.
9.00%, 1/15/18 (a)	750	778
	Face Amount (000)	Value (000)
Lamar Media Corp.,
5.38%, 1/15/24	$250	$262
5.75%, 2/1/26 (a)	300	316
MDC Partners, Inc.
6.50%, 5/1/24 (a)	750	768
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21 (a)	450	466
6.88%, 8/15/23 (a)	350	364
Netflix, Inc.
5.88%, 2/15/25	500	529
Numericable-SFR SA
6.00%, 5/15/22 (a)	500	490
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.63%, 2/15/24	500	522
SBA Telecommunications, Inc.
5.75%, 7/15/20	250	259
Sinclair Television Group, Inc.
5.88%, 3/15/26 (a)	450	462
Syniverse Holdings, Inc.
9.13%, 1/15/19	250	114
T-Mobile USA, Inc.
6.84%, 4/28/23	750	795
		12,619
Consumer, Cyclical (21.2%)
Accuride Corp.
9.50%, 8/1/18	750	694
Air Canada
7.75%, 4/15/21 (a)	925	916
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (a)	200	155
10.75%, 10/15/19 (a)	200	60
Allied Specialty Vehicles, Inc.
8.50%, 11/1/19 (a)	750	763
American Airlines Group, Inc.
5.50%, 10/1/19 (a)	750	767
American Builders & Contractors Supply Co., Inc.
5.63%, 4/15/21 (a)	500	518
AV Homes, Inc.
8.50%, 7/1/19	750	739
Beacon Roofing Supply, Inc.
6.38%, 10/1/23 (a)	500	532
Carrols Restaurant Group, Inc.
8.00%, 5/1/22	600	646
CCM Merger, Inc.
9.13%, 5/1/19 (a)	100	104
Century Communities, Inc.
6.88%, 5/15/22	850	816
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/1/20 (a)	700	511

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Churchill Downs, Inc.
5.38%, 12/15/21 (a)	$300	$311
Commercial Vehicle Group, Inc.
7.88%, 4/15/19	324	274
Dollar Tree, Inc.
5.75%, 3/1/23 (a)	500	532
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 7/1/19 (a)	417	398
Eldorado Resorts, Inc.
7.00%, 8/1/23	345	359
Empire Today LLC/Empire Today Finance Corp.
11.38%, 2/1/17 (a)	630	624
Exide Technologies
8.63%, 2/1/18 (b)(c)(d)	100	—
FelCor Lodging LP
6.00%, 6/1/25	450	467
Gibson Brands, Inc.
8.88%, 8/1/18 (a)	500	293
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22	725	544
Golden Nugget Escrow, Inc.
8.50%, 12/1/21 (a)	250	253
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 3/15/19 (a)	710	731
Guitar Center, Inc.
6.50%, 4/15/19 (a)	700	633
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21	250	260
Jarden Corp.
5.00%, 11/15/23 (a)	450	474
JC Penney Corp., Inc.
8.13%, 10/1/19	500	516
Lions Gate Entertainment Corp.
5.25%, 8/1/18	500	513
Logan's Roadhouse, Inc.
10.75%, 10/15/17	550	336
Meritor, Inc.
6.25%, 2/15/24	750	665
Neiman Marcus Group Ltd., LLC
8.75%, 10/15/21 (a)(e)	350	271
Oshkosh Corp.
5.38%, 3/1/22	750	767
Party City Holdings, Inc.
6.13%, 8/15/23 (a)	750	771
Playa Resorts Holding BV
8.00%, 8/15/20 (a)	750	744
Rite Aid Corp.,
6.13%, 4/1/23 (a)	250	266
6.75%, 6/15/21	500	529
	Face Amount (000)	Value (000)
RSI Home Products, Inc.
6.50%, 3/15/23 (a)	$450	$471
Sally Holdings LLC/Sally Capital, Inc
5.63%, 12/1/25	500	535
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC
5.88%, 5/15/21 (a)	270	272
Sonic Automotive, Inc.
5.00%, 5/15/23	750	742
Speedway Motorsports, Inc.
5.13%, 2/1/23	335	345
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp.
6.38%, 6/1/21 (a)	694	671
Tops Holding LLC/Tops Markets II Corp.
8.00%, 6/15/22 (a)	750	697
United Continental Holdings, Inc.
6.38%, 6/1/18	400	422
VistaJet Malta Finance PLC/VistaJet Co., Finance LLC
7.75%, 6/1/20 (a)	300	134
		23,041
Consumer, Non-Cyclical (17.4%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	500	507
5.63%, 2/15/23	500	510
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	400	278
Albea Beauty Holdings SA
8.38%, 11/1/19 (a)	100	106
Alere, Inc.
6.38%, 7/1/23 (a)	200	211
Amsurg Corp.
5.63%, 7/15/22	400	414
APX Group, Inc.
6.38%, 12/1/19	500	504
Aramark Services, Inc.,
5.13%, 1/15/24	250	264
5.75%, 3/15/20	400	413
Beverages & More, Inc.
10.00%, 11/15/18 (a)	739	666
Brand Energy & Infrastructure Services, Inc.
8.50%, 12/1/21 (a)	500	472
Bumble Bee Holdco SCA
9.63%, 3/15/18 (a)(e)	465	459
Bumble Bee Holdings, Inc.
9.00%, 12/15/17 (a)	500	503
Centene Escrow Corp.
6.13%, 2/15/24 (a)	250	264
Central Garden & Pet Co.
6.13%, 11/15/23	750	784
Cenveo Corp.
6.00%, 8/1/19 (a)	400	293

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
Concordia Healthcare Corp.
7.00%, 4/15/23 (a)	$250	$216
DPx Holdings BV
7.50%, 2/1/22 (a)	100	100
DS Services of America, Inc.
10.00%, 9/1/21 (a)	304	346
DynCorp International, Inc.
10.38%, 7/1/17	400	322
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	700	662
Global A&T Electronics Ltd.
10.00%, 2/1/19 (a)	400	257
Great Lakes Dredge & Dock Corp.
7.38%, 2/1/19	750	714
Harland Clarke Holdings Corp.
9.75%, 8/1/18 (a)	750	740
HCA, Inc.
5.25%, 6/15/26	450	462
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 8/1/23 (a)	500	515
JLL/Delta Dutch Pledgeco BV
8.75%, 5/1/20 (a)(e)	350	342
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	500	444
Mustang Merger Corp.
8.50%, 8/15/21 (a)	331	343
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%, 1/15/24 (a)	450	473
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	400	347
Quintiles Transnational Corp.
4.88%, 5/15/23 (a)	300	309
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	998	1,005
Service Corp. International
5.38%, 1/15/22	250	263
Spectrum Brands, Inc.
5.75%, 7/15/25	500	534
Tenet Healthcare Corp.
4.13%, 6/15/20 (a)(f)	450	449
TMS International Corp.
7.63%, 10/15/21 (a)	775	475
TreeHouse Foods, Inc.
6.00%, 2/15/24 (a)	500	532
United Rentals North America, Inc.
5.75%, 11/15/24	750	754
US Foods, Inc.
8.50%, 6/30/19	720	742
	Face Amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc.,
5.88%, 5/15/23 (a)	$250	$197
6.13%, 4/15/25 (a)	250	193
Wells Enterprises, Inc.
6.75%, 2/1/20 (a)	500	516
		18,900
Diversified (0.7%)
Argos Merger Sub, Inc.
7.13%, 3/15/23 (a)	500	533
Horizon Pharma Financing, Inc.
6.63%, 5/1/23 (a)	250	222
		755
Energy (9.0%)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (a)	500	419
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	800	709
Concho Resources, Inc.
5.50%, 4/1/23	500	492
Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp.,
6.13%, 3/1/22	130	98
6.25%, 4/1/23 (a)	250	186
CrownRock LP/CrownRock Finance, Inc.
7.75%, 2/15/23 (a)	200	195
DCP Midstream LLC
5.35%, 3/15/20 (a)	400	345
Denbury Resources, Inc.
4.63%, 7/15/23	375	158
Endeavor Energy Resources LP/EER Finance, Inc.
8.13%, 9/15/23 (a)	500	477
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.00%, 12/1/24 (a)	250	212
5.75%, 10/1/25 (a)	250	216
HollyFrontier Corp.
5.88%, 4/1/26	700	698
Laredo Petroleum, Inc.
6.25%, 3/15/23	200	169
Lonestar Resources America, Inc.
8.75%, 4/15/19 (a)	600	357
Matador Resources Co.
6.88%, 4/15/23	225	217
Memorial Resource Development Corp.
5.88%, 7/1/22	300	255
Newfield Exploration Co.
5.38%, 1/1/26	500	457
Northern Oil and Gas, Inc.
8.00%, 6/1/20	300	191
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20	300	296

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Energy (cont'd)
ONEOK, Inc.
4.25%, 2/1/22	$750	$626
Pacific Drilling V Ltd.
7.25%, 12/1/17 (a)	450	168
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 2/15/22 (a)	750	750
Rice Energy, Inc.
6.25%, 5/1/22	750	656
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.63%, 11/15/23	450	295
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)	350	353
SM Energy Co.
5.00%, 1/15/24	500	349
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (a)	500	500
		9,844
Finance (11.6%)
Ally Financial, Inc.
4.13%, 3/30/20	500	497
Ardagh Finance Holdings SA
8.63%, 6/15/19 (a)(e)	511	496
Baytex Energy Corp.
5.63%, 6/1/24 (a)	350	237
CNO Financial Group, Inc.
4.50%, 5/30/20	500	511
Compiler Finance Sub, Inc.
7.00%, 5/1/21 (a)	500	230
CTR Partnership LP/CareTrust Capital Corp.
5.88%, 6/1/21	500	505
DuPont Fabros Technology LP
5.63%, 6/15/23	750	771
HUB International Ltd.
7.88%, 10/1/21 (a)	700	691
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 8/1/20	750	733
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.
7.25%, 8/1/22 (a)	250	216
Interface Security Systems Holdings, Inc./ Interface Security Systems LLC
9.25%, 1/15/18	500	472
Iron Mountain, Inc.
6.00%, 10/1/20 (a)	500	528
iStar, Inc.,
4.00%, 11/1/17	500	490
6.50%, 7/1/21	500	488
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 4/15/22 (a)	450	384
KCG Holdings, Inc.
6.88%, 3/15/20 (a)	750	649
	Face Amount (000)	Value (000)
Kennedy-Wilson, Inc.
5.88%, 4/1/24	$750	$735
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 3/1/24	250	264
NewStar Financial, Inc.
7.25%, 5/1/20	400	362
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)	800	796
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 6/15/21 (a)	500	476
Radian Group, Inc.
7.00%, 3/15/21	750	779
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	748	774
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/1/21	500	504
Transworld Systems, Inc.
9.50%, 8/15/21 (a)	100	50
		12,638
Industrials (16.4%)
ADS Tactical, Inc.
11.00%, 4/1/18 (a)	800	810
Apex Tool Group LLC
7.00%, 2/1/21 (a)	500	407
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20 (a)	500	426
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance
8.50%, 2/15/18 (a)	517	526
Associated Materials LLC/AMH New Finance, Inc.
9.13%, 11/1/17	200	152
Belden, Inc.
5.25%, 7/15/24 (a)	300	288
BlueLine Rental Finance Corp.
7.00%, 2/1/19 (a)	750	695
CEVA Group PLC
4.00%, 5/1/18 (a)	750	649
Cleaver-Brooks, Inc.
8.75%, 12/15/19 (a)	750	712
Consolidated Container Co., LLC/Consolidated Container Capital, Inc.
10.13%, 7/15/20 (a)	350	289
Coveris Holdings SA
7.88%, 11/1/19 (a)	200	180
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	750	703
CTP Transportation Products LLC/CTP Finance, Inc.
8.25%, 12/15/19 (a)	750	742
DH Services Luxembourg Sarl
7.75%, 12/15/20 (a)	50	50
Emeco Pty Ltd.
9.88%, 3/15/19 (a)	200	97

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
EnPro Industries, Inc.
5.88%, 9/15/22	$452	$463
Flexi-Van Leasing, Inc.
7.88%, 8/15/18 (a)	350	348
GCP Applied Technologies, Inc.
9.50%, 2/1/23 (a)	900	979
Gibraltar Industries, Inc.
6.25%, 2/1/21	736	751
Iracore International Holdings, Inc.
9.50%, 6/1/18 (a)	400	242
Jac Holding Corp.
11.50%, 10/1/19 (a)	337	332
JB Poindexter & Co., Inc.
9.00%, 4/1/22 (a)	500	526
Kemet Corp.
10.50%, 5/1/18	450	332
LMI Aerospace, Inc.
7.38%, 7/15/19	500	472
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	500	436
MasTec, Inc.
4.88%, 3/15/23	745	643
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.88%, 4/15/19 (a)(e)	367	235
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.25%, 10/15/18 (a)	450	392
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
8.13%, 2/15/19	550	165
OPE KAG Finance Sub, Inc.
7.88%, 7/31/23 (a)	500	501
Plastipak Holdings, Inc.
6.50%, 10/1/21 (a)	500	490
SAExploration Holdings, Inc.
10.00%, 7/15/19	750	424
Standard Industries, Inc.
5.50%, 2/15/23 (a)	550	565
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 7/15/23	750	716
Syncreon Group BV/Syncreon Global Finance US, Inc.
8.63%, 11/1/21 (a)	450	359
Techniplas LLC
10.00%, 5/1/20 (a)	500	363
Vander Intermediate Holding II Corp.
9.75%, 2/1/19 (a)(e)	100	75
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.
9.75%, 6/15/19 (a)(e)	450	207
	Face Amount (000)	Value (000)
XPO Logistics, Inc.
7.88%, 9/1/19 (a)	$400	$416
Zachry Holdings, Inc.
7.50%, 2/1/20 (a)	750	735
		17,893
Technology (1.7%)
BCP Singapore VI Cayman Financing Co., Ltd.
8.00%, 4/15/21 (a)	450	300
Boxer Parent Co., Inc.
9.00%, 10/15/19 (a)(e)	450	313
First Data Corp.
7.00%, 12/1/23 (a)	500	507
Western Digital Corp.
7.38%, 4/1/23 (a)	750	767
		1,887
Utilities (1.1%)
DPL, Inc.
6.75%, 10/1/19	750	765
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	400	374
Sabine Pass LNG LP
6.50%, 11/1/20	50	53
		1,192
		104,186
Sovereign (0.6%)
Government (0.6%)
Select Medical Corp.
6.38%, 6/1/21	350	332
Waterjet Holdings, Inc.
7.63%, 2/1/20 (a)	370	370
		702
Variable Rate Senior Loan Interests (3.7%)
Basic Materials (0.4%)
FMG Resources August 2006 Pty Ltd., Term B
4.25%, 6/30/19	496	420
Consumer, Cyclical (1.0%)
Diamond Resorts Corp., Term Loan
5.50%, 5/9/21	520	507
Graton Economic Development Authority, Term B
4.75%, 9/1/22	285	286
Navistar International Corp., Term B
6.50%, 8/7/20	399	366
		1,159
Energy (0.1%)
Drillships Ocean Ventures, Inc., Term B
5.50%, 7/25/21	271	125

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (1.9%)
Atkore International, Inc., 2nd Lien Term
7.75%, 10/9/21	$300	$278
Builders FirstSource, Inc., Term B
6.00%, 7/31/22	498	496
Commercial Barge Line Co., 1st Lien Term
1.00%, 11/12/20	500	451
Gates Global, Inc., Term B
4.25%, 7/6/21	392	372
Gruden Acquisition, Inc., 1st Lien Term
5.75%, 8/18/22	499	436
		2,033
Technology (0.3%)
TTM Technologies, Inc., 1st Lien Term
6.00%, 5/31/21	367	349
		4,086
Total Fixed Income Securities (Cost $115,115)		108,974
	Shares
Common Stocks (0.1%)
Auto Components (0.0%)
Exide Technologies (d)(g)	592	—	@
Metals & Mining (0.1%)
UC Holdings, Inc. (g)	2,826	72
Total Common Stocks (Cost $71)		72
Participation Note (0.0%)
Metals & Mining (0.0%)
UC Holdings, Inc., Equity Linked Notes, expires 9/23/20 (d)(g) (Cost $—)	2,802	—
Total Investments (100.1%) (Cost $115,186) (h)		109,046
Liabilities in Excess of Other Assets (–0.1%)		(141)
Net Assets (100.0%)		$108,905

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Non-income producing security; bond in default.

(c)  Issuer in bankruptcy.

(d)  At March 31, 2016, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(e)  Payment-in-kind security.

(f)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.

(g)  Non-income producing security.
(h)  At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,417,000 and the aggregate gross unrealized depreciation is approximately $7,557,000 resulting in net unrealized depreciation of approximately $6,140,000.

@  Value is less than $500.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	21.1%
Consumer, Non-Cyclical	17.3
Industrials	16.3
Finance	11.5
Communications	11.5
Energy	9.0
Other*	8.3
Basic Materials	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities	March 31, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $115,186)	$109,046
Interest Receivable	2,279
Receivable for Investments Sold	1,503
Receivable for Portfolio Shares Sold	151
Receivable from Affiliate	2
Other Assets	84
Total Assets	113,065
Liabilities:
Payable for Investments Purchased	2,620
Payable for Portfolio Shares Redeemed	1,355
Payable for Professional Fees	55
Payable for Advisory Fees	54
Bank Overdraft	23
Payable for Custodian Fees	17
Payable for Shareholder Services Fees — Class A	11
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Administration Fees	7
Payable for Sub Transfer Agency Fees — Class A	6
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	10
Total Liabilities	4,160
Net Assets	$108,905
Net Assets Consist Of:
Paid-in-Capital	$117,193
Accumulated Undistributed Net Investment Income	576
Accumulated Net Realized Loss	(2,724)
Unrealized Appreciation (Depreciation) on:
Investments	(6,140)
Net Assets	$108,905

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2016 (000)
CLASS I:
Net Assets	$38,307
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	4,121,497
Net Asset Value, Offering and Redemption Price Per Share	$9.29
CLASS A:
Net Assets	$54,795
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	5,904,199
Net Asset Value, Redemption Price Per Share	$9.28
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.41
Maximum Offering Price Per Share	$9.69
CLASS L:
Net Assets	$601
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	64,751
Net Asset Value, Offering and Redemption Price Per Share	$9.28
CLASS C:
Net Assets	$1,987
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	214,257
Net Asset Value, Offering and Redemption Price Per Share	$9.27
CLASS IS:
Net Assets	$13,215
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,421,695
Net Asset Value, Offering and Redemption Price Per Share	$9.30

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

High Yield Portfolio

Statement of Operations	Six Months Ended March 31, 2016 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$3,173
Dividends from Security of Affiliated Issuer (Note G)	4
Total Investment Income	3,177
Expenses:
Advisory Fees (Note B)	244
Shareholder Services Fees — Class A (Note D)	68
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	8
Professional Fees	51
Sub Transfer Agency Fees — Class I	3
Sub Transfer Agency Fees — Class A	40
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	32
Registration Fees	23
Custodian Fees (Note F)	19
Pricing Fees	15
Shareholder Reporting Fees	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	1
Other Expenses	4
Total Expenses	521
Waiver of Advisory Fees (Note B)	(124)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(5)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	388
Net Investment Income	2,789
Realized Gain (Loss):
Investments Sold	(1,324)
Swap Agreements	43
Net Realized Loss	(1,281)
Change in Unrealized Appreciation (Depreciation):
Investments	(1,393)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(2,674)
Net Increase in Net Assets Resulting from Operations	$115

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

High Yield Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2016 (unaudited) (000)	Year Ended September 30, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,789	$3,972
Net Realized Loss	(1,281)	(1,431)
Net Change in Unrealized Appreciation (Depreciation)	(1,393)	(4,386)
Net Increase (Decrease) in Net Assets Resulting from Operations	115	(1,845)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(761)	(714)
Net Realized Gain	—	(65)
Class A:
Net Investment Income	(1,991)	(2,818)
Net Realized Gain	—	(216)
Class L:
Net Investment Income	(29)	(71)
Net Realized Gain	—	(6)
Class C:
Net Investment Income	(54)	(24)
Class IS:
Net Investment Income	(21)	(16)
Net Realized Gain	—	(— @)
Total Distributions	(2,856)	(3,930)
Capital Share Transactions:(1)
Class I:
Subscribed	29,246	13,941
Distributions Reinvested	761	339
Redeemed	(5,005)	(13,226)
Class A:
Subscribed	15,041	33,441
Distributions Reinvested	1,986	3,021
Redeemed	(15,386)	(16,149)
Class L:
Subscribed	41	527
Distributions Reinvested	28	71
Redeemed	(533)	(884)
Class C:
Subscribed	1,187	2,023 *
Distributions Reinvested	54	23 *
Redeemed	(473)	(651)*
Class IS:
Subscribed	13,688	1,828
Redeemed	(1,280)	(1,224)
Net Increase in Net Assets Resulting from Capital Share Transactions	39,355	23,080
Total Increase in Net Assets	36,614	17,305
Net Assets:
Beginning of Period	72,291	54,986
End of Period (Including Accumulated Undistributed Net Investment Income of $576 and $643)	$108,905	$72,291
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,229	1,367
Shares Issued on Distributions Reinvested	82	33
Shares Redeemed	(543)	(1,286)
Net Increase in Class I Shares Outstanding	2,768	114
Class A:
Shares Subscribed	1,582	3,271
Shares Issued on Distributions Reinvested	212	297
Shares Redeemed	(1,618)	(1,586)
Net Increase in Class A Shares Outstanding	176	1,982

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

High Yield Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2016 (unaudited) (000)	Year Ended September 30, 2015 (000)
Class L:
Shares Subscribed	4	52
Shares Issued on Distributions Reinvested	3	7
Shares Redeemed	(56)	(87)
Net Decrease in Class L Shares Outstanding	(49)	(28)
Class C:
Shares Subscribed	126	197	*
Shares Issued on Distributions Reinvested	6	2	*
Shares Redeemed	(52)	(65	)*
Net Increase in Class C Shares Outstanding	80	134
Class IS:
Shares Subscribed	1,501	180
Shares Redeemed	(138)	(122)
Net Increase in Class IS Shares Outstanding	1,363	58

*  For the period April 30, 2015 through September 30, 2015.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

High Yield Portfolio

	Class I
	Six Months Ended March 31, 2016		Year Ended September 30,			Period from February 7, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	September 30, 2012
Net Asset Value, Beginning of Period	$9.80		$10.73	$11.00	$10.71	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.33		0.71	0.75	0.81	0.50
Net Realized and Unrealized Gain (Loss)	(0.48)		(0.92)	0.25	0.55	0.59
Total from Investment Operations	(0.15)		(0.21)	1.00	1.36	1.09
Distributions from and/or in Excess of:
Net Investment Income	(0.36)		(0.66)	(0.77)	(0.81)	(0.38)
Net Realized Gain	—		(0.06)	(0.50)	(0.26)	—
Total Distributions	(0.36)		(0.72)	(1.27)	(1.07)	(0.38)
Net Asset Value, End of Period	$9.29		$9.80	$10.73	$11.00	$10.71
Total Return++	(1.49	)%#	(2.10)%	9.48%	13.38%	11.07	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$38,307		$13,255	$13,300	$12,678	$10,975
Ratio of Expenses to Average Net Assets (1)	0.68	%+^^*	0.74%+	0.75%+	0.75%+	0.74	%+*
Ratio of Net Investment Income to Average Net Assets (1)	7.15	%+^^*	6.88%+	6.89%+	7.42%+	7.53	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	33	%#	62%	96%	227%	192	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.00	%*	1.17%	1.85%	3.16%	3.17	%*
Net Investment Income to Average Net Assets	6.83	%*	6.45%	5.79%	5.01%	5.10	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective January 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.65% for Class I shares. Prior to January 1, 2016, the maximum ratio was 0.75% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

High Yield Portfolio

	Class A
	Six Months Ended March 31, 2016		Year Ended September 30,				Period from February 7, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		September 30, 2012
Net Asset Value, Beginning of Period	$9.78		$10.72	$10.99	$10.71		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.32		0.66	0.65	0.77		0.48
Net Realized and Unrealized Gain (Loss)	(0.47)		(0.92)	0.31	0.55		0.59
Total from Investment Operations	(0.15)		(0.26)	0.96	1.32		1.07
Distributions from and/or in Excess of:
Net Investment Income	(0.35)		(0.62)	(0.73)	(0.78)		(0.36)
Net Realized Gain	—		(0.06)	(0.50)	(0.26)		—
Total Distributions	(0.35)		(0.68)	(1.23)	(1.04)		(0.36)
Net Asset Value, End of Period	$9.28		$9.78	$10.72	$10.99		$10.71
Total Return++	(1.67	)%#	(2.43)%	9.15%	13.01%		10.92	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$54,795		$56,042	$40,157	$1,092		$107
Ratio of Expenses to Average Net Assets (1)	1.05	%+^^^*	1.10%+	1.02%+	1.01	%+^^	0.99	%+*
Ratio of Net Investment Income to Average Net Assets (1)	6.79	%+^^^*	6.49%+	5.99%+	7.04	%+^^	7.28	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%	0.00	%§	0.01	%*
Portfolio Turnover Rate	33	%#	62%	96%	227%		192	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.37	%*	1.53%	2.06%	4.22%		3.42	%*
Net Investment Income to Average Net Assets	6.47	%*	6.06%	4.95%	3.83%		4.85	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.00% for Class A shares.

^^^  Effective January 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class A shares. Prior to January 1, 2016, the maximum ratio was 1.10% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

High Yield Portfolio

	Class L
	Six Months Ended March 31, 2016		Year Ended September 30,				Period from February 7, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		September 30, 2012
Net Asset Value, Beginning of Period	$9.78		$10.72	$10.99	$10.70		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.31		0.64	0.67	0.75		0.46
Net Realized and Unrealized Gain (Loss)	(0.48)		(0.93)	0.27	0.56		0.59
Total from Investment Operations	(0.17)		(0.29)	0.94	1.31		1.05
Distributions from and/or in Excess of:
Net Investment Income	(0.33)		(0.59)	(0.71)	(0.76)		(0.35)
Net Realized Gain	—		(0.06)	(0.50)	(0.26)		—
Total Distributions	(0.33)		(0.65)	(1.21)	(1.02)		(0.35)
Net Asset Value, End of Period	$9.28		$9.78	$10.72	$10.99		$10.70
Total Return++	(1.79	)%#	(2.70)%	8.88%	12.82%		10.66	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$601		$1,111	$1,519	$326		$107
Ratio of Expenses to Average Net Assets (1)	1.31	%+^^^*	1.35%+	1.35%+	1.26	%+^^	1.24	%+*
Ratio of Net Investment Income to Average Net Assets (1)	6.52	%+^^^*	6.25%+	6.14%+	6.90	%+^^	7.03	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.01	%*
Portfolio Turnover Rate	33	%#	62%	96%	227%		192	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.78	%*	1.84%	2.52%	4.11%		3.67	%*
Net Investment Income to Average Net Assets	6.05	%*	5.76%	4.97%	4.05%		4.60	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.25% for Class L shares.

^^^  Effective January 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class L shares. Prior to January 1, 2016, the maximum ratio was 1.35% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

High Yield Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2016 (unaudited)		Period from April 30, 2015^ to September 30, 2015
Net Asset Value, Beginning of Period	$9.78		$10.39
Income (Loss) from Investment Operations:
Net Investment Income†	0.28		0.24
Net Realized and Unrealized Loss	(0.48)		(0.62)
Total from Investment Operations	(0.20)		(0.38)
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.23)
Net Asset Value, End of Period	$9.27		$9.78
Total Return++	(2.03	)%#	(3.75	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,987		$1,309
Ratios of Expenses to Average Net Assets (1)	1.80	%+^^*	1.84	%+*
Ratio of Net Investment Income to Average Net Assets (1)	6.02	%+^^*	5.60	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	33	%#	62	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.11	%*	2.15	%*
Net Investment Income to Average Net Assets	5.71	%*	5.29	%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective January 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class C shares. Prior to January 1, 2016, the maximum ratio was 1.85% for Class C shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

High Yield Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2016 (unaudited)		Year Ended September 30, 2015	Period from March 28, 2014^ to September 30, 2014
Net Asset Value, Beginning of Period	$9.79		$10.74	$10.98
Income (Loss) from Investment Operations:
Net Investment Income†	0.31		0.69	0.37
Net Realized and Unrealized Loss	(0.44)		(0.92)	(0.27)
Total from Investment Operations	(0.13)		(0.23)	0.10
Distributions from and/or in Excess of:
Net Investment Income	(0.36)		(0.66)	(0.34)
Net Realized Gain	—		(0.06)	—
Total Distributions	(0.36)		(0.72)	(0.34)
Net Asset Value, End of Period	$9.30		$9.79	$10.74
Total Return++	(1.47	)%#	(2.17)%	0.89	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,215		$574	$10
Ratio of Expenses to Average Net Assets (1)	0.63	%+^^*	0.72%+	0.72	%+*
Ratio of Net Investment Income to Average Net Assets (1)	6.75	%+^^*	6.75%+	6.66	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§*
Portfolio Turnover Rate	33	%#	62%	96	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.03	%*	1.57%	15.70	%*
Net Investment Income (Loss) to Average Net Assets	6.35	%*	5.90%	(8.32	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective January 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.62% for Class IS shares. Prior to January 1, 2016, the maximum ratio was 0.72% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the High Yield Portfolio. The Portfolio seeks total return. The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

On April 30, 2015, the Portfolio suspended offering Class L shares to all investors. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$104,186	$—	†	$104,186	†
Sovereign	—	702	—		702
Variable Rate Senior Loan Interests	—	4,086	—		4,086
Total Fixed Income Securities	—	108,974	—	†	108,974	†
Common Stocks
Auto Components	—	—	—	@	—	@
Metals & Mining	—	72	—		72
Total Common Stocks	—	72	—	@	72
Participation Note	—	—	—	†	—	†
Total Assets	$—	$109,046	$—	@†	$109,046	†

†  Includes one security which is valued at zero.

@  Value is less than $500.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2016, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporate Bond (000)		Common Stock (000)		Participation Note (000)
Beginning Balance	$—		$—	@	$—
Purchases	—		—		—	††
Sales	—		—		—
Amortization of discount	—		—		—
Transfers in	—	†	—		—
Transfers out	—		—		—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		—		—
Realized gains (losses)	—		—		—
Ending Balance	$—	†	$—	@	$—	††
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$—		$—		$—

†  Includes one security which is valued at zero.

††  Includes one security which was purchased at zero cost.

@  Value is less than $500.

3.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Swaps: The Portfolio may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Portfolio's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth by primary risk exposure the Portfolio's realized gains (losses) by type of derivative contract for the six months ended March 31, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Credit Risk	Swap Agreement	$43

4.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

5.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the

Portfolio buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Portfolio accrues the commitment fee over the expected term of the loan. When the Portfolio sells interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.60% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.75% for Class I shares, 1.10% for Class A shares, 1.35% for Class L shares, 1.85% for Class C shares and 0.72% for Class IS shares. Effective January 4, 2016, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses will not exceed 0.65% for Class I shares, 1.00% for Class A shares, 1.25% for Class L shares, 1.75% for Class C shares and 0.62% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended March 31, 2016, approximately $124,000 of advisory fees were waived and approximately $8,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $68,242,000 and $27,114,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2016 is as follows:

Value September 30, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2016 (000)
$991	$45,385	$46,376	$4	$—

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,836	$94	$1,880	$81

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense and tax adjustments on bonds sold, resulted in the following reclassifications among the components of net assets at September 30, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$11	$(1)	$(10)

At September 30, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$668	$—

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended September 30, 2015, the Portfolio deferred to October 1, 2015 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$1,419

I. Other: At March 31, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 57.1%.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTHYSAN
1482424 EXP. 05.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Semi-Annual Report

March 31, 2016

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	19
U.S. Privacy Policy	29
Trustee and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Corporate Bond Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2016

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Expense Example (unaudited)

Corporate Bond Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2016 and held for the entire six-month period (unless otherwise noted).

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/15	Actual Ending Account Value 3/31/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Corporate Bond Portfolio Class I	$1,000.00	$1,083.80	$1,021.50	$3.65	$3.54	0.70%
Corporate Bond Portfolio Class A	1,000.00	1,082.70	1,019.80	5.42	5.25	1.04
Corporate Bond Portfolio Class L	1,000.00	1,081.20	1,018.40	6.87	6.66	1.32
Corporate Bond Portfolio Class C	1,000.00	1,077.90	1,016.00	9.35	9.07	1.80

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (89.9%)
Asset-Backed Securities (0.8%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$109	$123
8.35%, 7/10/31 (a)	128	161
		284
Corporate Bonds (87.2%)
Finance (32.8%)
ABN Amro Bank N.V.
4.75%, 7/28/25 (a)	200	202
ACE INA Holdings, Inc.
3.35%, 5/15/24	125	131
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19	150	150
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	50	51
Ally Financial, Inc.
4.13%, 3/30/20	100	99
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	100	101
American Express Co.
3.63%, 12/5/24	75	76
American Express Credit Corp.,
MTN
2.38%, 5/26/20	200	203
American International Group, Inc.
4.88%, 6/1/22	100	110
Automatic Data Processing, Inc.
3.38%, 9/15/25	50	53
Bank of America Corp.,
MTN
4.00%, 4/1/24 - 1/22/25	350	360
4.25%, 10/22/26	91	93
4.75%, 4/21/45	50	50
5.00%, 1/21/44	125	138
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	60	64
BBVA Bancomer SA
6.50%, 3/10/21 (a)	150	165
Bear Stearns Cos., LLC (The)
5.55%, 1/22/17 (b)	450	464
BNP Paribas SA,
MTN
4.25%, 10/15/24 (b)	200	203
5.00%, 1/15/21	95	106
Boston Properties LP,
3.65%, 2/1/26	100	104
3.80%, 2/1/24	25	26
BPCE SA
5.15%, 7/21/24 (a)	200	205
	Face Amount (000)	Value (000)
Capital One Bank, USA NA
3.38%, 2/15/23	$342	$345
Capital One Financial Corp.
2.45%, 4/24/19	50	51
Citigroup, Inc.,
5.50%, 9/13/25	175	192
6.68%, 9/13/43	50	61
8.13%, 7/15/39	100	148
CNA Financial Corp.
5.75%, 8/15/21	75	84
Cooperatieve Rabobank UA
3.95%, 11/9/22	250	256
Credit Suisse AG,
MTN
3.63%, 9/9/24	250	254
6.00%, 2/15/18	61	65
Discover Bank
2.00%, 2/21/18	250	249
Discover Financial Services
3.95%, 11/6/24	75	74
Five Corners Funding Trust
4.42%, 11/15/23 (a)	200	210
GE Capital International Funding Co.,
2.34%, 11/15/20 (a)	200	205
4.42%, 11/15/35 (a)	211	230
Goldman Sachs Group, Inc. (The),
MTN
4.80%, 7/8/44	125	131
6.25%, 2/1/41	75	94
6.75%, 10/1/37	205	246
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	290
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	275	305
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	100	99
Hospitality Properties Trust
5.25%, 2/15/26	100	101
HSBC Finance Corp.
6.68%, 1/15/21	135	155
HSBC Holdings PLC
6.50%, 5/2/36	100	117
HSBC USA, Inc.
3.50%, 6/23/24	100	102
ING Bank N.V.
5.80%, 9/25/23 (a)	100	109
Intesa Sanpaolo SpA
5.25%, 1/12/24	200	216
JPMorgan Chase & Co.,
4.95%, 6/1/45	130	138
5.50%, 10/15/40	150	181
LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)	200	199

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (a)	$50	$48
Lincoln National Corp.
7.00%, 6/15/40	75	92
Massachusetts Mutual Life Insurance Co.
4.50%, 4/15/65 (a)	50	46
Metropolitan Life Global Funding I
2.00%, 4/14/20 (a)	200	199
Nationwide Building Society
6.25%, 2/25/20 (a)	260	297
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	168
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	80	84
Prudential Financial, Inc.
5.63%, 6/15/43 (c)	170	173
Realty Income Corp.
3.25%, 10/15/22	150	148
Santander UK Group Holdings PLC,
2.88%, 10/16/20	100	100
3.13%, 1/8/21	125	126
Simon Property Group LP
2.50%, 7/15/21	150	153
TD Ameritrade Holding Corp.
3.63%, 4/1/25	100	105
UnitedHealth Group, Inc.,
2.75%, 2/15/23	55	56
2.88%, 3/15/23	255	262
3.75%, 7/15/25	150	162
Visa, Inc.
4.30%, 12/14/45	125	137
Weingarten Realty Investors
3.38%, 10/15/22	150	149
Wells Fargo & Co.,
2.15%, 1/15/19 (b)	60	61
Series M
3.45%, 2/13/23	125	128
MTN
4.10%, 6/3/26	250	263
4.13%, 8/15/23	130	139
		11,157
Industrials (47.0%)
21st Century Fox America, Inc.
4.75%, 9/15/44	125	130
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	53
AbbVie, Inc.
4.70%, 5/14/45	75	80
Actavis Funding SCS,
3.80%, 3/15/25	10	10
4.75%, 3/15/45	130	137
4.85%, 6/15/44	50	53
	Face Amount (000)	Value (000)
Alfa SAB de CV
5.25%, 3/25/24 (a)	$200	$210
Alibaba Group Holding Ltd.
2.50%, 11/28/19	200	202
Altria Group, Inc.
5.38%, 1/31/44	55	67
Amazon.com, Inc.,
3.80%, 12/5/24	75	82
4.95%, 12/5/44	50	58
American Airlines Pass-Through Trust
4.00%, 7/15/25	175	180
American Tower Corp.
4.40%, 2/15/26	50	53
Amgen, Inc.
5.15%, 11/15/41	98	109
Anadarko Petroleum Corp.,
5.55%, 3/15/26	25	25
6.45%, 9/15/36	100	100
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	125	132
3.70%, 2/1/24 (b)	200	214
4.90%, 2/1/46	175	196
Apple, Inc.,
3.85%, 5/4/43	50	49
4.50%, 2/23/36	125	134
Aramark Services, Inc.
5.75%, 3/15/20	95	98
Ashland, Inc.
6.88%, 5/15/43	50	48
AstraZeneca PLC
6.45%, 9/15/37	125	166
AT&T, Inc.,
5.15%, 3/15/42	75	76
5.65%, 2/15/47	100	111
6.30%, 1/15/38	225	259
Baidu, Inc.
3.25%, 8/6/18	200	205
Barrick Gold Corp.
4.10%, 5/1/23 (b)	100	98
Baxalta, Inc.
5.25%, 6/23/45 (a)	100	106
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23 (b)	50	52
5.00%, 9/30/43	75	76
Boston Scientific Corp.
3.85%, 5/15/25	100	104
BP Capital Markets PLC
3.51%, 3/17/25 (b)	125	127
Brambles USA, Inc.
4.13%, 10/23/25 (a)	150	156
British Airways Pass-Through Trust
4.63%, 6/20/24 (a)	162	170
Buckeye Partners LP
4.15%, 7/1/23	175	158

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	$75	$80
4.55%, 9/1/44	50	54
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	100	89
Caterpillar, Inc.
3.80%, 8/15/42	50	49
CBS Corp.,
4.60%, 1/15/45	25	24
4.90%, 8/15/44	50	49
CCO Safari II LLC,
4.91%, 7/23/25 (a)	75	79
6.48%, 10/23/45 (a)	150	167
Celgene Corp.,
3.88%, 8/15/25 (b)	100	105
5.00%, 8/15/45	50	54
CEVA Group PLC
7.00%, 3/1/21 (a)	75	60
Cimarex Energy Co.
5.88%, 5/1/22	150	155
ConocoPhillips Co.
2.20%, 5/15/20 (b)	100	98
Crown Castle International Corp.
4.45%, 2/15/26	75	78
Daimler Finance North America LLC
8.50%, 1/18/31	161	247
DCP Midstream LLC
5.35%, 3/15/20 (a)	38	33
Deere & Co.
3.90%, 6/9/42	60	60
Delphi Automotive PLC
3.15%, 11/19/20	125	128
Deutsche Telekom International Finance BV
8.75%, 6/15/30	75	113
Eastman Chemical Co.
3.80%, 3/15/25	100	103
eBay, Inc.
2.50%, 3/9/18	100	102
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	105	96
Embraer Netherlands Finance BV
5.05%, 6/15/25	100	88
Endeavor Energy Resources LP/EER Finance, Inc.
7.00%, 8/15/21 (a)	75	70
Ensco PLC
5.75%, 10/1/44	50	25
Enterprise Products Operating LLC
4.45%, 2/15/43	175	157
Exxon Mobil Corp.
4.11%, 3/1/46	75	80
FedEx Corp.
3.20%, 2/1/25 (b)	100	103
	Face Amount (000)	Value (000)
Ford Motor Credit Co., LLC
5.88%, 8/2/21	$200	$229
General Motors Co.
6.60%, 4/1/36	125	138
General Motors Financial Co., Inc.,
4.30%, 7/13/25	55	55
4.38%, 9/25/21	125	129
Gilead Sciences, Inc.,
3.65%, 3/1/26	25	27
4.50%, 2/1/45	25	27
4.80%, 4/1/44	50	55
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	75	102
Goldcorp, Inc.
5.45%, 6/9/44	50	46
Halliburton Co.
3.38%, 11/15/22	100	102
Harris Corp.
4.85%, 4/27/35	50	52
HCA, Inc.
4.75%, 5/1/23	130	133
Heathrow Funding Ltd.
4.88%, 7/15/21 (a)	190	206
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	125	129
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/1/25 (a)	55	48
Home Depot, Inc.,
3.35%, 9/15/25	25	27
5.88%, 12/16/36	109	142
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	200	200
Kinder Morgan Energy Partners LP
4.15%, 2/1/24	150	141
Kinder Morgan, Inc.,
4.30%, 6/1/25 (b)	50	48
5.55%, 6/1/45	75	67
Kroger Co. (The)
6.90%, 4/15/38	80	106
Lockheed Martin Corp.
3.55%, 1/15/26	125	133
Lundin Mining Corp.
7.50%, 11/1/20 (a)	97	93
LyondellBasell Industries N.V.
4.63%, 2/26/55	75	67
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	100	89
MasTec, Inc.
4.88%, 3/15/23	140	121
McDonald's Corp.,
MTN
4.60%, 5/26/45	100	106

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Mead Johnson Nutrition Co.
3.00%, 11/15/20	$75	$77
Medtronic, Inc.
4.63%, 3/15/45	200	224
Merck & Co., Inc.
2.80%, 5/18/23	125	131
Motorola Solutions, Inc.
4.00%, 9/1/24	200	185
MPLX LP
4.00%, 2/15/25	100	86
NBC Universal Media LLC
5.95%, 4/1/41	275	352
NetApp, Inc.
2.00%, 12/15/17	100	100
Netflix, Inc.
5.50%, 2/15/22	95	100
Newell Rubbermaid, Inc.
3.85%, 4/1/23	125	130
Nexen Energy ULC
6.40%, 5/15/37	100	114
Nissan Motor Acceptance Corp.
2.55%, 3/8/21 (a)	150	152
Noble Energy, Inc.
5.05%, 11/15/44	50	43
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	120	118
Novartis Capital Corp.
4.40%, 5/6/44	75	86
Omnicom Group, Inc.,
3.60%, 4/15/26	50	51
3.63%, 5/1/22	95	100
3.65%, 11/1/24	23	24
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (a)	225	224
Oracle Corp.
4.50%, 7/8/44	150	161
Orange SA
9.00%, 3/1/31	50	76
PepsiCo, Inc.
3.60%, 3/1/24	100	110
Philip Morris International, Inc.
4.50%, 3/20/42	150	162
Phillips 66
5.88%, 5/1/42	25	27
Phillips 66 Partners LP
4.68%, 2/15/45	25	21
Plains All American Pipeline LP/ PAA Finance Corp.
6.70%, 5/15/36	61	57
QUALCOMM, Inc.
4.80%, 5/20/45	70	69
QVC, Inc.
4.38%, 3/15/23	150	147
	Face Amount (000)	Value (000)
Rowan Cos., Inc.
5.85%, 1/15/44	$75	$44
RR Donnelley & Sons Co.
7.88%, 3/15/21	75	76
Ryder System, Inc.,
MTN
2.65%, 3/2/20 (b)	50	50
SM Energy Co.
6.13%, 11/15/22	55	40
Southern Copper Corp.
7.50%, 7/27/35	100	105
Spectra Energy Capital LLC
7.50%, 9/15/38	100	104
Telefonica Europe BV
8.25%, 9/15/30	84	118
Telstra Corp., Ltd.
3.13%, 4/7/25 (a)(b)	65	66
Tiffany & Co.
4.90%, 10/1/44	40	38
Time Warner, Inc.
7.70%, 5/1/32	91	117
TransCanada PipeLines Ltd.
7.63%, 1/15/39	75	90
Transurban Finance Co., Pty Ltd.
4.13%, 2/2/26 (a)	95	98
Trinity Industries, Inc.
4.55%, 10/1/24	200	167
Tyco International Finance SA
3.90%, 2/14/26	75	78
Union Pacific Railroad Co., Pass-Through Trust
3.23%, 5/14/26	193	197
United Airlines Pass-Through Trust,
Class A
4.30%, 8/15/25	209	217
United Rentals North America, Inc.
5.75%, 11/15/24	80	80
Vale Overseas Ltd.
6.88%, 11/21/36	75	60
Verizon Communications, Inc.,
4.67%, 3/15/55	278	268
5.01%, 8/21/54	260	262
Viacom, Inc.
5.85%, 9/1/43	50	48
Vodafone Group PLC
4.38%, 2/19/43	50	45
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)	200	196
Wal-Mart Stores, Inc.
5.25%, 9/1/35	75	93
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	25	26
Whole Foods Market, Inc.
5.20%, 12/3/25 (a)	100	105

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	$125	$109
WM Wrigley Jr. Co.
2.90%, 10/21/19 (a)	230	236
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	50	58
		15,966
Utilities (7.4%)
Alabama Power Co.
3.75%, 3/1/45	125	123
APT Pipelines Ltd.
4.20%, 3/23/25 (a)(b)	200	196
Boston Gas Co.
4.49%, 2/15/42 (a)	125	127
Duke Energy Carolinas LLC
3.75%, 6/1/45	75	74
Enable Midstream Partners LP
3.90%, 5/15/24	125	99
Enel Finance International N.V.
6.00%, 10/7/39 (a)	100	118
Energy Transfer Partners LP,
6.13%, 12/15/45	50	45
6.50%, 2/1/42	125	114
Entergy Arkansas, Inc.
3.50%, 4/1/26 (b)	75	80
Exelon Generation Co., LLC
6.25%, 10/1/39	145	150
Jersey Central Power & Light Co.
4.70%, 4/1/24 (a)	200	215
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	195
Oncor Electric Delivery Co., LLC
2.95%, 4/1/25	75	74
Sempra Energy
6.00%, 10/15/39	125	143
South Carolina Electric & Gas Co.
4.50%, 6/1/64	75	75
TransAlta Corp.
4.50%, 11/15/22	235	175
Virginia Electric & Power Co.
2.95%, 1/15/22	325	338
WEC Energy Group, Inc.
3.55%, 6/15/25	75	78
Xcel Energy, Inc.
3.30%, 6/1/25	75	77
		2,496
		29,619
	Face Amount (000)	Value (000)
Sovereign (0.6%)
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 4/28/20 (a)	$200	201
U.S. Treasury Security (1.1%)
U.S. Treasury Inflation Indexed Bond
0.25%, 1/15/25	375	378
Variable Rate Senior Loan Interest (0.2%)
Industrial (0.2%)
Diamond Resorts Corp.,
Term Loan
5.50%, 5/9/21	70	68
Total Fixed Income Securities (Cost $30,057)		30,550
	Shares
Short-Term Investments (10.7%)
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	390,978	391
	Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $28; fully collateralized by a U.S. Government obligation; 4.50% due 8/15/39; valued at $29)	$28	28
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $40; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $41)	40	40
		68
Total Securities held as Collateral on Loaned Securities (Cost $459)		459
	Shares
Investment Company (8.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $2,822)	2,821,827	2,822
	Face Amount (000)
U.S. Treasury Security (1.1%)
U.S. Treasury Bill
0.51%, 6/9/16 (d)(e) (Cost $360)	$360	360
Total Short-Term Investments (Cost $3,641)		3,641
Total Investments (100.6%) (Cost $33,698) Including $552 of Securities Loaned (f)(g)		34,191
Liabilities in Excess of Other Assets (–0.6%)		(206)
Net Assets (100.0%)		$33,985

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  All or a portion of this security was on loan at March 31, 2016.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.

(d)  Rate shown is the yield to maturity at March 31, 2016.

(e)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

(f)  Securities are available for collateral in connection with open futures contracts and swap agreements.

(g)  At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,158,000 and the aggregate gross unrealized depreciation is approximately $665,000 resulting in net unrealized appreciation of approximately $493,000.

MTN  Medium Term Note.

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	22	$4,812	Jun-16	$(1)
U.S. Treasury 5 yr. Note	10	1,212	Jun-16	2
U.S. Treasury Long Bond	2	329	Jun-16	(1)
Short:
U.S. Treasury 10 yr. Note	19	(2,478)	Jun-16	5
U.S. Treasury Ultra Bond	4	(690)	Jun-16	4
U.S. Treasury Ultra Long Bond	16	(2,252)	Jun-16	(27)
				$(18)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$200	1.00%	3/20/19	$4	$(8)	$(4)	BBB+
Morgan Stanley & Co., LLC* CDX.NA.HY.24	Buy	173	5.00	6/20/20	(13)	4	(9)	NR
Morgan Stanley & Co., LLC* CDX.NA.IG.24	Buy	550	1.00	6/20/20	(11)	7	(4)	NR
		$923			$(20)	$3	$(17)

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

NR  Not rated.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	47.3%
Finance	33.1
Short-Term Investments	9.4
Utilities	7.4
Other***	2.8
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with an underlying face amount of approximately $11,773,000 with net unrealized depreciation of approximately $18,000. Does not include open swap agreements with net unrealized appreciation of approximately $3,000.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities	March 31, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $30,485)	$30,978
Investment in Security of Affiliated Issuer, at Value (Cost $3,213)	3,213
Total Investments in Securities, at Value (Cost $33,698)	34,191
Cash	92
Interest Receivable	325
Receivable for Investments Sold	164
Receivable for Portfolio Shares Sold	24
Due from Adviser	22
Premium Paid on Open Swap Agreements	4
Receivable from Affiliate	1
Other Assets	49
Total Assets	34,872
Liabilities:
Collateral on Securities Loaned, at Value	552
Payable for Portfolio Shares Redeemed	153
Payable for Investments Purchased	50
Payable for Professional Fees	49
Payable for Trustees' Fees and Expenses	23
Payable for Custodian Fees	19
Payable for Variation Margin on Futures Contracts	14
Unrealized Depreciation on Swap Agreements	8
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	2
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Variation Margin on Swap Agreements	—	@
Other Liabilities	12
Total Liabilities	887
Net Assets	$33,985
Net Assets Consist Of:
Paid-in-Capital	$88,067
Accumulated Undistributed Net Investment Income	492
Accumulated Net Realized Loss	(55,052)
Unrealized Appreciation (Depreciation) on:
Investments	493
Futures Contracts	(18)
Swap Agreements	3
Net Assets	$33,985

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2016 (000)
CLASS I:
Net Assets	$30,476
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	2,644,747
Net Asset Value, Offering and Redemption Price Per Share	$11.52
CLASS A:
Net Assets	$1,425
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	123,502
Net Asset Value, Redemption Price Per Share	$11.54
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.51
Maximum Offering Price Per Share	$12.05
CLASS L:
Net Assets	$2,074
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	180,083
Net Asset Value, Offering and Redemption Price Per Share	$11.52
CLASS C:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	892
Net Asset Value, Offering and Redemption Price Per Share	$11.49
(1) Including: Securities on Loan, at Value:	$1,324

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Corporate Bond Portfolio

Statement of Operations	Six Months Ended March 31, 2016 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$688
Income from Securities Loaned — Net	3
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	693
Expenses:
Advisory Fees (Note B)	61
Professional Fees	48
Custodian Fees (Note F)	21
Registration Fees	20
Pricing Fees	17
Administration Fees (Note C)	13
Sub Transfer Agency Fees — Class I	9
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	— @
Shareholder Reporting Fees	8
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Trustees' Fees and Expenses	1
Other Expenses	8
Total Expenses	220
Waiver of Advisory Fees (Note B)	(61)
Expenses Reimbursed by Adviser (Note B)	(22)
Reimbursement of Class Specific Expenses — Class I (Note B)	(13)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Waiver of Shareholder Servicing Fees — Class A (Note D)	(— @)
Net Expenses	122
Net Investment Income	571
Realized Gain (Loss):
Investments Sold	1,370
Futures Contracts	(221)
Swap Agreements	(50)
Net Realized Gain	1,099
Change in Unrealized Appreciation (Depreciation):
Investments	892
Futures Contracts	43
Swap Agreements	51
Net Change in Unrealized Appreciation (Depreciation)	986
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,085
Net Increase in Net Assets Resulting from Operations	$2,656

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Corporate Bond Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2016 (unaudited) (000)	Year Ended September 30, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$571	$1,248
Net Realized Gain	1,099	734
Net Change in Unrealized Appreciation (Depreciation)	986	(1,938)
Net Increase in Net Assets Resulting from Operations	2,656	44
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(482)	(1,021)
Class A:
Net Investment Income	(8)	(14)
Class L:
Net Investment Income	(26)	(54)
Class C:
Net Investment Income	(— @)	(— @)*
Total Distributions	(516)	(1,089)
Capital Share Transactions:(1)
Class I:
Subscribed	1,964	2,961
Distributions Reinvested	482	1,021
Redeemed	(5,304)	(8,193)
Class A:
Subscribed	994	427
Distributions Reinvested	7	12
Redeemed	(223)	(281)
Class L:
Subscribed	9	108
Distributions Reinvested	26	54
Redeemed	(254)	(338)
Class C:
Subscribed	—	10 *
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,299)	(4,219)
Total Decrease in Net Assets	(159)	(5,264)
Net Assets:
Beginning of Period	34,144	39,408
End of Period (Including Accumulated Undistributed Net Investment Income of $492 and $437)	$33,985	$34,144
(1) Capital Share Transactions:
Class I:
Shares Subscribed	185	266
Shares Issued on Distributions Reinvested	45	92
Shares Redeemed	(495)	(740)
Net Decrease in Class I Shares Outstanding	(265)	(382)
Class A:
Shares Subscribed	93	38
Shares Issued on Distributions Reinvested	1	1
Shares Redeemed	(21)	(25)
Net Increase in Class A Shares Outstanding	73	14
Class L:
Shares Subscribed	1	10
Shares Issued on Distributions Reinvested	2	5
Shares Redeemed	(23)	(31)
Net Decrease in Class L Shares Outstanding	(20)	(16)
Class C:
Shares Subscribed	—	1 *

*  For the period April 30, 2015 through September 30, 2015.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Corporate Bond Portfolio

	Class I
	Six Months Ended March 31, 2016		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012		2011
Net Asset Value, Beginning of Period	$10.80		$11.12	$10.53	$10.93	$10.27		$10.17
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.37	0.38	0.32	0.36		0.33
Net Realized and Unrealized Gain (Loss)	0.70		(0.37)	0.53	(0.40)	0.73		0.07
Total from Investment Operations	0.89		—	0.91	(0.08)	1.09		0.40
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		(0.32)	(0.32)	(0.32)	(0.43)		(0.30)
Net Asset Value, End of Period	$11.52		$10.80	$11.12	$10.53	$10.93		$10.27
Total Return++	8.38	%**#	(0.04)%	8.79%	(0.77)%	10.94%		4.05%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$30,476		$31,427	$36,598	$36,186	$44,779		$62,410
Ratio of Expenses to Average Net Assets (1)	0.70	%+*	0.70%+	0.70%+	1.18%+^	1.00	%+	0.80	%+
Ratio of Net Investment Income to Average Net Assets (1)	3.55	%+*	3.33%+	3.47%+	2.91%+^	3.41	%+	3.27	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00	%§	0.00	%§
Portfolio Turnover Rate	16	%#	45%	50%	63%	129%		224%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.30	%*	1.15%	1.13%	1.21%	N/A		N/A
Net Investment Income to Average Net Assets	2.95	%*	2.88%	3.04%	2.88%	N/A		N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 5.38% due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 3.00%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Corporate Bond Portfolio

	Class A
	Six Months Ended March 31, 2016		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.81		$11.12	$10.53	$10.92	$10.27	$10.16
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.33	0.34	0.30	0.34	0.31
Net Realized and Unrealized Gain (Loss)	0.71		(0.37)	0.53	(0.39)	0.73	0.08
Total from Investment Operations	0.88		(0.04)	0.87	(0.09)	1.07	0.39
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.27)	(0.28)	(0.30)	(0.42)	(0.28)
Net Asset Value, End of Period	$11.54		$10.81	$11.12	$10.53	$10.92	$10.27
Total Return++	8.27	%**#	(0.37)%	8.43%	(0.83)%	10.69%	3.99%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,425		$544	$405	$1,194	$961	$408
Ratio of Expenses to Average Net Assets (1)	1.04	%+*	1.05%+	1.05%+	1.34%+^	1.15%+	0.95%+
Ratio of Net Investment Income to Average Net Assets (1)	3.21	%+*	2.98%+	3.12%+	2.76%+^	3.26%+	3.12%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	16	%#	45%	50%	63%	129%	224%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.79	%*	1.88%	1.60%	1.47%	1.25%	1.05%
Net Investment Income to Average Net Assets	2.46	%*	2.15%	2.57%	2.63%	3.16%	3.02%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

**  Performance was positively impacted by approximately 5.37% due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 2.90%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Corporate Bond Portfolio

	Class L
	Six Months Ended March 31, 2016		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012		2011
Net Asset Value, Beginning of Period	$10.79		$11.11	$10.52	$10.92	$10.26		$10.15
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.30	0.31	0.26	0.30		0.28
Net Realized and Unrealized Gain (Loss)	0.70		(0.37)	0.54	(0.40)	0.74		0.08
Total from Investment Operations	0.86		(0.07)	0.85	(0.14)	1.04		0.36
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.25)	(0.26)	(0.26)	(0.38)		(0.25)
Net Asset Value, End of Period	$11.52		$10.79	$11.11	$10.52	$10.92		$10.26
Total Return++	8.12	%**#	(0.65)%	8.15%	(1.28)%	10.38%		3.51%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,074		$2,163	$2,405	$2,649	$3,149		$4,080
Ratio of Expenses to Average Net Assets (1)	1.32	%+*	1.31%+	1.30%+	1.69%+^	1.50	%+	1.30	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.93	%+*	2.72%+	2.87%+	2.40%+^	2.91	%+	2.77	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00	%§	0.00	%§
Portfolio Turnover Rate	16	%#	45%	50%	63%	129%		224%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.83	%*	1.73%	1.66%	1.70%	N/A		N/A
Net Investment Income to Average Net Assets	2.42	%*	2.30%	2.51%	2.39%	N/A		N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 5.37% due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 2.75%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.52% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Corporate Bond Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2016 (unaudited)		Period from April 30, 2015^ to September 30, 2015
Net Asset Value, Beginning of Period	$10.77		$11.21
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.10
Net Realized and Unrealized Gain (Loss)	0.70		(0.48)
Total from Investment Operations	0.83		(0.38)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.06)
Net Asset Value, End of Period	$11.49		$10.77
Total Return++	7.79	%**#	(3.40	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10
Ratios of Expenses to Average Net Assets (1)	1.80	%+*	1.80	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.44	%+*	2.25	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	16	%#	45	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	21.17	%*	38.20	%*
Net Investment Loss to Average Net Assets	(16.93	)%*	(34.15	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

**  Performance was positively impacted by approximately 5.27% due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 2.52%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust (''MSIFT" or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Corporate Bond Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C.

On April 30, 2015, the Portfolio suspended offering Class L shares to all investors. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$284	$—	$284
Corporate Bonds	—	29,619	—	29,619
Sovereign	—	201	—	201
U.S. Treasury Security	—	378	—	378
Variable Rate Senior Loan Interest	—	68	—	68
Total Fixed Income Securities	—	30,550	—	30,550
Short-Term Investments
Investment Company	3,213	—	—	3,213
Repurchase Agreements	—	68	—	68
U.S. Treasury Security	—	360	—	360
Total Short-Term Investments	3,213	428	—	3,641

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Futures Contracts	$11	$—	$—	$11
Credit Default Swap Agreements	—	11	—	11
Total Assets	3,224	30,989	—	34,213
Liabilities:
Futures Contracts	(29)	—	—	(29)
Credit Default Swap Agreement	—	(8)	—	(8)
Total Liabilities	(29)	(8)	—	(37)
Total	$3,195	$30,981	$—	$34,176

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2016, the Portfolio did not have any investments transfer between investment levels.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Portfolio's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$11	(a)
Swap Agreements	Variation Margin on Swap Agreements	Credit Risk	11	(a)
Total			$22
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$(29	)(a)
Swap Agreement	Unrealized Depreciation on Swap Agreement	Credit Risk	(8)
Total			$(37)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(221)
Credit Risk	Swap Agreements	(4)
Interest Rate Risk	Swap Agreements	(46)
Total		$(271)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$43
Credit Risk	Swap Agreements	(6)
Interest Rate Risk	Swap Agreements	57
Total		$94

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

At March 31, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Swap Agreement	$—	$(8)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$8	$—	$—	$8

For the six months ended March 31, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$15,443,000
Swap Agreements:
Average monthly notional amount	$1,598,000

5.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,324	(d)	$—	$(1,324	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Portfolio received cash collateral of approximately $552,000, of which approximately $459,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of March 31, 2016, there was uninvested cash of approximately $93,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $796,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2016.

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$552	$—	$—	$—	$552
Total Borrowings	$552	$—	$—	$—	$552
Gross amount of recognized liabilities for securities lending transactions					$552

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Portfolio buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Portfolio accrues the commitment fee over the expected term of the loan. When the Portfolio sells interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares, 1.05% for Class A shares, 1.52% for Class L shares and 1.80% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2016, approximately $61,000 of advisory fees were waived and approximately $37,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Portfolio to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Trustees act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the six months ended March 31, 2016, this waiver amounted to less than $500.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $4,579,000 and $8,112,000, respectively. For the six months ended March 31, 2016, purchases of long-term U.S. Government securities were approximately $371,000 and there were no sales of long-term U.S. Government securities.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2016 is as follows:

Value September 30, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2016 (000)
$1,911	$8,621	$7,319	$2	$3,213

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From: Ordinary Income (000)	2014 Distributions Paid From: Ordinary Income (000)
$1,089	$1,158

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Permanent differences, primarily due to basis adjustments for swap transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at September 30, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(188)	$188	$—

At September 30, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$453	$—

At September 30, 2015, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$48,099	September 30, 2017
8,130	September 30, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2015, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $825,000.

I. Other: At March 31, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 78.4%.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCBSAN
1480224 EXP. 05.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Semi-Annual Report

March 31, 2016

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	18
Statement of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	22
Notes to Financial Statements	26
U.S. Privacy Policy	39
Trustee and Officer Information	42

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Multi-Asset Income Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2016

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Expense Example (unaudited)

Global Multi-Asset Income Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2016 and held for the entire six-month period (unless otherwise noted).

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/15	Actual Ending Account Value 3/31/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Multi-Asset Income Portfolio Class I	$1,000.00	$1,042.30	$1,020.40	$4.70	$4.65	0.92%
Global Multi-Asset Income Portfolio Class A	1,000.00	1,040.90	1,018.65	6.48	6.41	1.27
Global Multi-Asset Income Portfolio Class C	1,000.00	1,035.50	1,014.90	10.28	10.18	2.02
Global Multi-Asset Income Portfolio Class IS	1,000.00	1,042.50	1,020.65	4.44	4.39	0.87

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments

Global Multi-Asset Income Portfolio

	Face Amount (000)			Value (000)
Fixed Income Securities (55.9%)
Agency Fixed Rate Mortgages (5.5%)
United States (5.5%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.00%, 4/1/46 (a)		$90		$92
3.50%, 4/1/46 (a)		120		126
Gold Pools:
3.50%, 2/1/45		53		56
Federal National Mortgage Association,
April TBA:
2.50%, 4/1/31 (a)		50		51
3.00%, 4/1/31 (a)		52		54
4.00%, 4/1/46 (a)		245		262
Conventional Pools:
4.50%, 10/1/44 - 11/1/44		62		67
Government National Mortgage Association,
3.50%, 4/20/46 (a)		80		85
				793
Commercial Mortgage-Backed Securities (1.2%)
United States (1.2%)
GS Mortgage Securities Trust,
4.77%, 8/10/46 (b)(c)		70		63
Wells Fargo Commercial Mortgage Trust,
4.10%, 5/15/48 (b)		51		38
WF-RBS Commercial Mortgage Trust,
4.14%, 5/15/45 (b)(c)		40		35
4.48%, 8/15/46 (b)(c)		35		31
				167
Corporate Bonds (15.8%)
Australia (0.6%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	50		65
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		$25		26
				91
Belgium (0.2%)
Anheuser-Busch InBev Finance, Inc.,
4.70%, 2/1/36		25		27
France (4.1%)
BNP Paribas SA,
1.00%, 4/18/17(b)		530		531
5.00%, 1/15/21		50		56
				587
Germany (0.3%)
Deutsche Bank AG,
Zero Coupon, 3/17/17 (c)		—	@	51
Italy (0.4%)
UniCredit SpA,
4.25%, 7/29/16	EUR	50		58
	Face Amount (000)		Value (000)
Netherlands (0.9%)
ABN Amro Bank N.V.,
3.63%, 10/6/17	EUR	50	$60
Cooperatieve Rabobank UA,
3.75%, 11/9/20		50	64
			124
United Kingdom (0.8%)
Barclays Bank PLC,
6.00%, 1/23/18		50	62
Diageo Capital PLC,
1.50%, 5/11/17		$50	50
			112
United States (8.5%)
Actavis Funding SCS,
3.80%, 3/15/25		50	52
Apple, Inc.,
4.45%, 5/6/44		25	26
AT&T, Inc.,
6.30%, 1/15/38		50	58
Bank of America Corp.,
5.70%, 1/24/22		50	57
Baxalta, Inc.,
4.00%, 6/23/25 (c)		25	25
Boston Properties LP,
3.85%, 2/1/23		50	53
CCO Safari II LLC,
4.91%, 7/23/25 (c)		25	26
Citigroup, Inc.,
5.50%, 9/13/25		50	55
General Motors Financial Co., Inc.,
4.30%, 7/13/25		30	30
Gilead Sciences, Inc.,
3.65%, 3/1/26		25	27
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37		50	60
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20 (c)		25	26
HSBC USA, Inc.,
3.50%, 6/23/24		100	102
JPMorgan Chase & Co.,
4.63%, 5/10/21		50	55
Kinder Morgan, Inc.,
4.30%, 6/1/25		50	48
McDonald's Corp.,
3.38%, 5/26/25		50	52
Merck & Co., Inc.,
2.80%, 5/18/23		50	52
Monongahela Power Co.,
5.40%, 12/15/43 (c)		50	60
MPLX LP,
4.00%, 2/15/25		50	43

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
NBC Universal Media LLC,
4.38%, 4/1/21		$50	$56
Omnicom Group, Inc.,
3.63%, 5/1/22		50	53
Prudential Financial, Inc.,
6.63%, 12/1/37		50	61
UnitedHealth Group, Inc.,
2.88%, 3/15/23		25	26
Verizon Communications, Inc.,
3.50%, 11/1/24		25	26
Visa, Inc.,
3.15%, 12/14/25		25	26
Wal-Mart Stores, Inc.,
2.55%, 4/11/23		25	26
Wells Fargo & Co.,
3.45%, 2/13/23		50	51
			1,232
			2,282
Sovereign (23.5%)
Australia (0.4%)
Australia Government Bond,
3.25%, 4/21/25	AUD	80	65
Austria (0.3%)
Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	30	37
Belgium (0.4%)
Belgium Government Bond,
0.80%, 6/22/25 (c)		50	59
Brazil (0.4%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	245	55
Canada (1.8%)
Canadian Government Bond,
1.50%, 6/1/23	CAD	28	23
3.25%, 6/1/21		280	243
			266
France (1.4%)
France Government Bond OAT,
3.25%, 5/25/45	EUR	60	99
5.50%, 4/25/29		60	109
			208
Germany (1.0%)
Bundesrepublik Deutschland,
0.50%, 2/15/25		13	16
1.00%, 8/15/25		60	74
4.25%, 7/4/39		10	20
4.75%, 7/4/34		15	29
			139
	Face Amount (000)		Value (000)
Greece (0.2%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 - 2/24/42 (d)	EUR	40	$34
Hungary (0.4%)
Hungary Government International Bond,
5.75%, 11/22/23		$50	57
Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	10	16
Italy (1.8%)
Italy Buoni Poliennali Del Tesoro,
1.50%, 6/1/25		15	18
1.65%, 3/1/32 (c)		60	67
2.35%, 9/15/24 (c)		129	171
			256
Japan (6.7%)
Japan Government Ten Year Bond,
0.50%, 9/20/24	JPY	36,000	337
1.70%, 6/20/18		31,000	287
Japan Government Thirty Year Bond,
2.00%, 9/20/40		28,900	344
			968
Mexico (1.6%)
Mexican Bonos,
10.00%, 12/5/24	MXN	2,800	209
Petroleos Mexicanos,
6.38%, 1/23/45		$25	23
			232
Netherlands (0.4%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	50	57
New Zealand (1.2%)
New Zealand Government Bond,
4.50%, 4/15/27	NZD	50	39
5.50%, 4/15/23		160	132
			171
Poland (0.6%)
Poland Government Bond,
2.50%, 7/25/26	PLN	300	78
4.00%, 10/25/23		30	9
			87
Romania (0.4%)
Romania Government Bond,
4.75%, 2/24/25	RON	60	17
5.85%, 4/26/23		130	39
			56
South Africa (0.2%)
South Africa Government Bond,
8.00%, 1/31/30	ZAR	387	23

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Face Amount (000)		Value (000)
Spain (0.9%)
Spain Government Bond,
2.15%, 10/31/25 (c)	EUR	40	$49
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)		39	45
1.80%, 11/30/24 (c)		30	38
			132
United Kingdom (3.3%)
United Kingdom Gilt,
2.75%, 9/7/24	GBP	130	208
4.25%, 6/7/32 - 9/7/39		135	261
			469
			3,387
U.S. Treasury Securities (9.9%)
United States (9.9%)
U.S. Treasury Bond,
3.50%, 2/15/39		$165	196
U.S. Treasury Inflation Indexed Bonds,
0.25%, 1/15/25		260	263
0.63%, 1/15/26		395	413
U.S. Treasury Notes,
0.63%, 9/30/17		115	115
1.38%, 1/31/21		70	71
2.13%, 5/15/25		60	62
2.38%, 6/30/18		290	300
			1,420
Total Fixed Income Securities (Cost $7,834)			8,049
	Shares
Common Stocks (27.0%)
Australia (1.8%)
Ansell Ltd.		438	6
APA Group		600	4
ARB Corp., Ltd.		1,214	14
AusNet Services		948	1
Automotive Holdings Group Ltd.		3,381	11
BlueScope Steel Ltd.		3,006	14
BWP Trust REIT		4,859	13
Challenger Ltd.		2,323	15
Downer EDI Ltd.		2,717	8
DUET Group		6,545	11
Evolution Mining Ltd.		192	—	@
Goodman Group REIT		862	4
GPT Group REIT		1,161	4
GrainCorp Ltd.		1,336	8
Invocare Ltd.		930	9
IOOF Holdings Ltd.		3,470	24
JB Hi-Fi Ltd.		645	12
Macquarie Atlas Roads Group		228	1
Newcrest Mining Ltd. (e)		96	1
Northern Star Resources Ltd.		118	—	@
OceanaGold Corp. CDI		18	—	@
	Shares	Value (000)
Oil Search Ltd.	1,443	$8
Perpetual Ltd.	604	20
Primary Health Care Ltd.	2,099	6
Scentre Group REIT	1,969	7
Shopping Centres Australasia Property Group REIT	8,013	14
Sims Metal Management Ltd.	1,003	7
Spark Infrastructure Group	6,180	10
Stockland REIT	1,343	4
Sydney Airport	595	3
Transurban Group	1,054	9
Westfield Corp. REIT	694	5
		253
Belgium (0.6%)
Anheuser-Busch InBev N.V.	506	63
Cofinimmo SA REIT	43	5
Elia System Operator SA	19	1
KBC Groep N.V.	276	14
		83
Brazil (0.0%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	200	1
Canada (1.4%)
Agnico-Eagle Mines Ltd.	50	2
Alimentation Couche-Tard, Inc.	100	5
ARC Resources Ltd.	100	2
Bank of Montreal	100	6
Bank of Nova Scotia	200	10
Barrick Gold Corp.	100	1
Barrick Gold Corp.	100	1
Blackberry Ltd. (e)	100	1
Brookfield Asset Management, Inc., Class A	100	4
Cameco Corp.	100	1
Canadian Imperial Bank of Commerce	100	8
Canadian National Railway Co.	100	6
Canadian Natural Resources Ltd.	200	5
Cenovus Energy, Inc.	100	1
Centerra Gold, Inc.	50	—	@
Cominar Real Estate Investment Trust REIT	400	5
Detour Gold Corp. (e)	50	1
Eldorado Gold Corp.	150	1
Enbridge, Inc.	600	23
Encana Corp.	200	1
First Quantum Minerals Ltd.	100	1
Fortis, Inc.	300	9
Goldcorp, Inc.	50	1
Goldcorp, Inc.	200	3
H&R Real Estate Investment Trust REIT	200	3
Husky Energy, Inc.	102	1
Imperial Oil Ltd.	100	3
Inter Pipeline Ltd.	300	6
Keyera Corp.	100	3
Kinross Gold Corp. (e)	250	1

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Canada (cont'd)
Magna International, Inc.	100	$4
Manulife Financial Corp.	300	4
New Gold, Inc. (e)	100	—	@
Pan American Silver Corp.	50	1
Pembina Pipeline Corp.	300	8
Potash Corp. of Saskatchewan, Inc.	100	2
Power Corp. of Canada	100	2
RioCan REIT	200	4
Rogers Communications, Inc., Class B	100	4
Royal Bank of Canada	200	12
SEMAFO, Inc. (e)	50	—	@
Shaw Communications, Inc., Class B	100	2
Silver Wheaton Corp.	50	1
Silver Wheaton Corp.	100	2
Sun Life Financial, Inc.	100	3
Suncor Energy, Inc.	200	6
Teck Resources Ltd., Class B	100	1
Toronto-Dominion Bank (The)	100	4
TransCanada Corp.	500	20
Veresen, Inc.	200	1
Yamana Gold, Inc.	150	1
		197
China (0.1%)
Beijing Enterprises Holdings Ltd. (f)	500	3
China Gas Holdings Ltd. (f)	2,000	3
Global Logistic Properties Ltd.	1,700	2
Hanergy Thin Film Power Group Ltd. (e)(f)(g)(h)	2,000	—	@
Hutchison Port Holdings Trust (Units) (i)	3,100	2
Zhaojin Mining Industry Co., Ltd. H Shares (f)	250	—	@
Zijin Mining Group Co., Ltd. H Shares (f)	1,000	—	@
		10
Denmark (0.0%)
Danske Bank A/S	31	1
Novo Nordisk A/S Series B	88	4
Pandora A/S	4	1
Vestas Wind Systems A/S	10	1
		7
Finland (0.4%)
Kone Oyj, Class B	314	15
Nokia Oyj	2,806	17
Sampo Oyj, Class A	428	20
UPM-Kymmene Oyj	574	11
		63
France (5.4%)
Accor SA	272	12
Aeroports de Paris (ADP)	18	2
Air Liquide SA	279	31
Airbus Group SE	408	27
Alcatel-Lucent SA (e)	2,179	8
Atos SE	23	2
AXA SA	1,243	29
	Shares	Value (000)
BNP Paribas SA	711	$36
Bouygues SA	69	3
Cap Gemini SA	196	18
Carrefour SA	446	12
Cie de Saint-Gobain	467	21
Cie Generale des Etablissements Michelin	159	16
Credit Agricole SA	810	9
Danone SA	413	29
Engie	1,027	16
Essilor International SA	177	22
Eutelsat Communications SA	91	3
Gecina SA REIT	30	4
Groupe Eurotunnel SE	359	4
Kering	59	11
Klepierre REIT	77	4
L'Oreal SA	157	28
Legrand SA	285	16
LVMH Moet Hennessy Louis Vuitton SE	177	30
Orange SA	1,347	24
Pernod Ricard SA	167	19
Publicis Groupe SA	190	13
Renault SA	151	15
Rexel SA	54	1
Safran SA	292	20
Sanofi	756	61
Schneider Electric SE	390	25
SES SA	535	16
Societe Generale SA	520	19
Sodexo SA	162	17
Total SA	1,373	63
Unibail-Rodamco SE REIT	105	29
Valeo SA	80	12
Vinci SA	437	33
Vivendi SA	900	19
		779
Germany (4.9%)
Adidas AG	173	20
Allianz SE (Registered)	296	48
BASF SE	588	44
Bayer AG (Registered)	529	62
Bayerische Motoren Werke AG	210	19
Commerzbank AG (e)	934	8
Continental AG	80	18
Daimler AG (Registered)	587	45
Deutsche Bank AG (Registered)	990	17
Deutsche Boerse AG	242	21
Deutsche Euroshop AG	74	3
Deutsche Post AG (Registered)	714	20
Deutsche Telekom AG (Registered)	2,039	37
Deutsche Wohnen AG	133	4
E.ON SE	1,440	14
Fraport AG Frankfurt Airport Services Worldwide	21	1

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Germany (cont'd)
Fresenius Medical Care AG & Co., KGaA	170	$15
Fresenius SE & Co., KGaA	259	19
Hamburger Hafen und Logistik AG	13	—	@
HeidelbergCement AG	160	14
Henkel AG & Co., KGaA	101	10
Henkel AG & Co., KGaA (Preference)	134	15
Infineon Technologies AG	1,093	16
Johnson Electric Holdings Ltd. (f)	1,500	5
Linde AG	131	19
Merck KGaA	154	13
Muenchener Rueckversicherungs AG (Registered)	135	27
Porsche Automobil Holding SE (Preference)	145	7
ProSiebenSat.1 Media SE (Registered)	288	15
RWE AG	401	5
SAP SE	590	48
Siemens AG (Registered)	516	55
ThyssenKrupp AG	487	10
Volkswagen AG (Preference)	102	13
Vonovia SE	416	15
		702
Hong Kong (0.4%)
Beijing Enterprises Water Group Ltd. (e)	2,000	1
Champion REIT	9,000	5
G-Resources Group Ltd.	3,000	—	@
Great Eagle Holdings Ltd.	2,017	7
Hang Lung Group Ltd.	1,000	3
Hang Lung Properties Ltd.	1,000	2
Hong Kong & China Gas Co., Ltd.	4,400	8
Hongkong & Shanghai Hotels Ltd. (The)	3,044	3
Hongkong Land Holdings Ltd.	400	2
Hopewell Holdings Ltd.	1,500	5
Kowloon Development Co., Ltd. REIT	6,000	6
Link REIT	1,000	6
New World Development Co., Ltd.	4,162	4
Stella International Holdings Ltd.	1,500	4
		56
Ireland (0.3%)
Bank of Ireland (e)	20,276	6
CRH PLC	746	21
Kerry Group PLC, Class A	103	10
		37
Italy (1.2%)
Assicurazioni Generali SpA	929	14
Atlantia SpA	808	22
Enel SpA	4,948	22
Eni SpA	1,826	28
Ferrari N.V. (e)	65	3
Intesa Sanpaolo SpA	8,929	25
Luxottica Group SpA	175	10
Mediobanca SpA	295	2
Snam SpA	3,545	22
	Shares	Value (000)
Societa Iniziative Autostradali e Servizi SpA	38	$—	@
Telecom Italia SpA (e)	9,298	10
Terna Rete Elettrica Nazionale SpA	780	4
UniCredit SpA	3,260	12
		174
Japan (0.2%)
Japan Real Estate Investment Corp. REIT	1	6
Japan Retail Fund Investment Corp. REIT	2	5
Nippon Building Fund, Inc. REIT	1	6
Tokyo Gas Co., Ltd.	1,000	4
United Urban Investment Corp. REIT	2	3
		24
Mexico (0.0%)
Empresas ICA SAB de CV ADR (e)	100	—	@
Primero Mining Corp. (e)	50	—	@
		—
Netherlands (1.7%)
Aegon N.V.	1,561	9
Akzo Nobel N.V.	250	17
ArcelorMittal	944	4
ASML Holding N.V.	218	22
Fiat Chrysler Automobiles N.V.	650	5
Heineken N.V.	196	18
ING Groep N.V. CVA	2,510	30
Koninklijke Ahold N.V.	868	20
Koninklijke KPN N.V.	3,120	13
Koninklijke Philips N.V.	788	22
Koninklijke Vopak N.V.	39	2
Randstad Holding N.V.	45	3
RELX N.V.	1,073	19
Unilever N.V. CVA	970	43
Wolters Kluwer N.V.	439	18
		245
New Zealand (0.0%)
Auckland International Airport Ltd.	523	2
Nicaragua (0.0%)
B2Gold Corp. (e)	200	—	@
Norway (0.0%)
DNB ASA	44	—	@
Statoil ASA	50	1
Telenor ASA	33	1
		2
Peru (0.0%)
Cia de Minas Buenaventura SA ADR (e)	50	—	@
Portugal (0.1%)
EDP - Energias de Portugal SA	3,423	12
Singapore (0.0%)
CapitaLand Ltd.	1,500	4
City Developments Ltd.	500	3
		7

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
South Africa (0.1%)
AngloGold Ashanti Ltd. ADR (e)	100	$1
Gold Fields Ltd. ADR	200	1
Harmony Gold Mining Co., Ltd. ADR (e)	100	—	@
SABMiller PLC	142	9
		11
Spain (1.6%)
Abertis Infraestructuras SA	217	4
Amadeus IT Holding SA, Class A	418	18
Banco Bilbao Vizcaya Argentaria SA	4,670	31
Banco de Sabadell SA	4,423	8
Banco Santander SA	8,986	40
CaixaBank SA	2,496	7
Enagas SA	120	4
Ferrovial SA	234	5
Iberdrola SA	4,704	31
Industria de Diseno Textil SA	762	26
International Consolidated Airlines Group SA	359	3
Obrascon Huarte Lain SA	21	—	@
Red Electrica Corp., SA	62	5
Repsol SA	1,159	13
Telefonica SA	3,118	35
		230
Sweden (0.1%)
Assa Abloy AB, Class B	44	1
Atlas Copco AB, Class A	31	1
Castellum AB	206	3
Hennes & Mauritz AB, Class B	42	1
Investor AB, Class B	21	1
Nordea Bank AB	136	1
Skandinaviska Enskilda Banken AB, Class A	67	1
Svenska Handelsbanken AB, Class A	67	1
Swedbank AB, Class A	42	1
Telefonaktiebolaget LM Ericsson, Class B	136	1
TeliaSonera AB	117	1
Volvo AB, Class B	69	1
		14
Switzerland (0.3%)
ABB Ltd. (Registered) (e)	98	2
Actelion Ltd. (Registered) (e)	4	1
Adecco SA (Registered) (e)	54	3
Cie Financiere Richemont SA (Registered)	23	1
Credit Suisse Group AG (Registered) (e)	82	1
Flughafen Zuerich AG (Registered)	2	2
Geberit AG (Registered)	2	1
LafargeHolcim Ltd. (Registered) (e)	21	1
LafargeHolcim Ltd. (Registered) (e)	145	7
Novartis AG (Registered)	102	7
Roche Holding AG (Genusschein)	31	8
Swiss Prime Site AG (Registered) (e)	38	3
Swiss Re AG	17	2
Swisscom AG (Registered)	2	1
	Shares	Value (000)
Syngenta AG (Registered)	4	$2
UBS Group AG (Registered)	165	3
Zurich Insurance Group AG (e)	6	1
		46
Turkey (0.0%)
Alacer Gold Corp. (e)	50	—	@
United Kingdom (2.6%)
ARM Holdings PLC	367	5
AstraZeneca PLC	222	12
Aviva PLC	891	6
BAE Systems PLC	1,074	8
Barclays PLC	3,107	7
BHP Billiton PLC	406	4
BP PLC	3,265	16
British American Tobacco PLC	248	14
British Land Co., PLC REIT	513	5
BT Group PLC	1,652	10
Capital & Counties Properties PLC	569	3
Centrica PLC	228	1
Compass Group PLC	561	10
Diageo PLC	351	9
Experian PLC	44	1
GlaxoSmithKline PLC	851	17
Glencore PLC (e)	2,186	5
Hammerson PLC REIT	564	5
Henderson Group PLC	571	2
HSBC Holdings PLC	3,205	20
HSBC Holdings PLC (f)	1,232	8
Imperial Brands PLC	166	9
ITV PLC	174	1
Land Securities Group PLC REIT	369	6
Legal & General Group PLC	268	1
Lloyds Banking Group PLC	10,445	10
London Stock Exchange Group PLC	15	1
National Grid PLC	3,116	44
Next PLC	53	4
Old Mutual PLC	224	1
Paddy Power Betfair PLC	4	1
Pennon Group PLC	221	2
Prudential PLC	577	11
Reckitt Benckiser Group PLC	103	10
RELX PLC	50	1
Rio Tinto PLC	242	7
Rolls-Royce Holdings PLC (e)	386	4
Royal Dutch Shell PLC, Class A	1,133	27
Royal Dutch Shell PLC, Class B	178	4
Severn Trent PLC	134	4
Shire PLC	110	6
Sky PLC	46	1
Smith & Nephew PLC	40	1
SSE PLC	44	1
Standard Chartered PLC	149	1

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Taylor Wimpey PLC	1,417	$4
Tesco PLC (e)	1,173	3
Unilever PLC	218	10
United Utilities Group PLC	383	5
Vodafone Group PLC	4,636	15
Wolseley PLC	117	7
WPP PLC	438	10
		380
United States (3.8%)
AGL Resources, Inc.	100	7
Alamos Gold, Inc., Class A (e)	50	—	@
Alexandria Real Estate Equities, Inc. REIT	100	9
American Campus Communities, Inc. REIT	100	5
American Tower Corp. REIT	200	20
American Water Works Co., Inc.	100	7
Aqua America, Inc.	100	3
Atmos Energy Corp.	100	7
Bank of America Corp.	1,200	16
BB&T Corp.	100	3
Boston Properties, Inc. REIT	100	13
Care Capital Properties, Inc. REIT	25	1
CenterPoint Energy, Inc.	200	4
Cheniere Energy, Inc. (e)	100	3
Citigroup, Inc.	300	13
Citizens Financial Group, Inc.	100	2
Coeur Mining, Inc. (e)	50	—	@
Columbia Pipeline Group, Inc.	200	5
Consolidated Edison, Inc.	200	15
Crown Castle International Corp. REIT	200	17
DDR Corp. REIT	300	5
Digital Realty Trust, Inc. REIT	100	9
Duke Realty Corp. REIT	200	5
Equity Lifestyle Properties, Inc. REIT	100	7
Equity Residential REIT	100	8
Eversource Energy	200	12
Extra Space Storage, Inc. REIT	100	9
Fifth Third Bancorp	100	2
General Growth Properties, Inc. REIT	200	6
HCP, Inc. REIT	200	7
Hecla Mining Co.	100	—	@
Highwoods Properties, Inc. REIT	100	5
Host Hotels & Resorts, Inc. REIT	300	5
Huntington Bancshares, Inc.	100	1
IAMGOLD Corp. (e)	100	—	@
ITC Holdings Corp.	100	4
JPMorgan Chase & Co.	400	24
KeyCorp	100	1
Kilroy Realty Corp. REIT	100	6
Kimco Realty Corp. REIT	200	6
Kinder Morgan, Inc.	900	16
Liberty Property Trust REIT	100	3
	Shares	Value (000)
Macerich Co. (The) REIT	100	$8
Mid-America Apartment Communities, Inc. REIT	100	10
National Health Investors, Inc. REIT	100	7
National Retail Properties, Inc. REIT	100	5
New York Community Bancorp, Inc.	100	2
Newmont Mining Corp.	50	1
NiSource, Inc.	200	5
ONEOK, Inc.	100	3
PG&E Corp.	300	18
PNC Financial Services Group, Inc. (The)	100	8
ProLogis, Inc. REIT	200	9
Public Storage REIT	100	28
Realty Income Corp. REIT	100	6
Regency Centers Corp. REIT	100	7
Regions Financial Corp.	200	2
SBA Communications Corp., Class A (e)	100	10
Sempra Energy	100	10
Sibanye Gold Ltd. ADR	50	1
Simon Property Group, Inc. REIT	100	21
Spectra Energy Corp.	400	12
SunTrust Banks, Inc.	100	4
Tahoe Resources, Inc.	50	1
UDR, Inc. REIT	100	4
US Bancorp	200	8
Ventas, Inc. REIT	100	6
VEREIT, Inc. REIT	300	3
Vornado Realty Trust REIT	100	9
Wells Fargo & Co.	600	29
Welltower, Inc. REIT	100	7
Williams Cos., Inc. (The)	400	6
WP Carey, Inc. REIT	100	6
		547
Total Common Stocks (Cost $4,186)		3,882
Investment Companies (9.4%)
United States (9.4%)
Morgan Stanley Institutional Fund Trust — High Yield Portfolio (See Note G)	69,531	646
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Fixed Income Opportunities Portfolio (See Note G)	76,964	703
Total Investment Companies (Cost $1,419)		1,349
	Notional Amount (000)
Call Options Purchased (0.0%)
China (0.0%)
USD/CNH October 2016 @ CNH 6.75, Citibank NA	160	2
USD/CNH October 2016 @ CNH 6.75, Goldman Sachs International	120	2
USD/CNH October 2016 @ CNH 6.75, JPMorgan Chase Bank NA	260	3
Total Call Options Purchased (Cost $10)		7

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Short-Term Investments (10.0%)
Investment Company (7.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $1,120)	1,119,937	$1,120
	Face Amount (000)
U.S. Treasury Security (2.2%)
U.S. Treasury Bill,
0.51%, 6/9/16 (j)(k) (Cost $318)	$318	318
Total Short-Term Investments (Cost $1,438)		1,438
Total Investments (102.3%) (Cost $14,887) (l)(m)		14,725
Liabilities in Excess of Other Assets (-2.1%)		(290)
Total Written Options Outstanding (-0.2%) (Premiums received $53)		(34)
Net Assets (100.0%)		$14,401

(a)  Security is subject to delayed delivery.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2016. Maturity date disclosed is the ultimate maturity date.

(e)  Non-income producing security.

(f)  Security trades on the Hong Kong exchange.

(g)  Security has been deemed illiquid at March 31, 2016.

(h)  At March 31, 2016, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(i)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(j)  Rate shown is the yield to maturity at March 31, 2016.

(k)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(l)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open call options written, foreign currency forward exchange contracts, futures contracts and swap agreements.

(m)  At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $441,000 and the aggregate gross unrealized depreciation is approximately $603,000 resulting in net unrealized depreciation of approximately $162,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

TBA  To Be Announced.

Call Options Written:

The Portfolio had the following call options written open at March 31, 2016:

Counterparty	Notional Amount (000)		Description	Strike Price		Expiration Date	Value (000)
Goldman Sachs International	—	@@	Euro Stoxx 50 Index (Premiums received $10)	EUR	3,050.00	Apr-16	$(4)
Goldman Sachs International	1		iShares MSCI Emerging Markets Index Fund (Premiums received $13)		$830.00	Apr-16	(11)
Goldman Sachs International	3		NIKKEI Index (Premiums received $12)	JPY	17,000.00	Apr-16	(3)
Goldman Sachs International*	—	@@	S&P 500 Index (Premiums received $12)		$2,040.00	Apr-16	(13)
Citibank NA	160		USD/CNH (Premiums received $2)	CNH	7.25	Oct-16	(1)
Goldman Sachs International	120		USD/CNH (Premiums received $1)		7.25	Oct-16	(1)
JPMorgan Chase Bank NA	260		USD/CNH (Premiums received $3)		7.25	Oct-16	(1)
							$(34)

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2016:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC	AUD	124			$89		4/5/16	$(7)
HSBC Bank PLC	BRL	70			$19		4/5/16	(—	@)
HSBC Bank PLC	BRL	52			$14		4/5/16	(—	@)
HSBC Bank PLC	CAD	47		MXN	635		4/5/16	—	@
HSBC Bank PLC	GBP	44			$62		4/5/16	(2)
HSBC Bank PLC	JPY	32,520			$289		4/5/16	—	@
HSBC Bank PLC	MXN	670		JPY	4,226		4/5/16	(1)
HSBC Bank PLC	MXN	1,900			$106		4/5/16	(4)
HSBC Bank PLC		$31		AUD	42		4/5/16	1
HSBC Bank PLC		$88		AUD	115		4/5/16	—	@
HSBC Bank PLC		$21		DKK	140		4/5/16	—	@
HSBC Bank PLC		$414		EUR	382		4/5/16	20
HSBC Bank PLC		$31		SEK	267		4/5/16	2
HSBC Bank PLC		$4		SEK	35		4/5/16	—	@
HSBC Bank PLC		$11		SGD	15		4/5/16	—	@
HSBC Bank PLC		$37		ZAR	545		4/5/16	—	@
JPMorgan Chase Bank NA	CAD	113			$84		4/5/16	(3)
JPMorgan Chase Bank NA	GBP	4		EUR	5		4/5/16	—	@
JPMorgan Chase Bank NA	JPY	237			$2		4/5/16	(—	@)
JPMorgan Chase Bank NA	JPY	2,343			$21		4/5/16	(—	@)
JPMorgan Chase Bank NA		$5		GBP	3		4/5/16	—	@
JPMorgan Chase Bank NA		$3		JPY	379		4/5/16	(—	@)
JPMorgan Chase Bank NA		$75		KRW	93,150		4/5/16	6
JPMorgan Chase Bank NA		$19		MYR	79		4/5/16	1
JPMorgan Chase Bank NA		$18		NOK	150		4/5/16	—	@
JPMorgan Chase Bank NA		$39		NZD	58		4/5/16	1
JPMorgan Chase Bank NA		$39		PLN	155		4/5/16	3
JPMorgan Chase Bank NA		$18		THB	625		4/5/16	—	@
JPMorgan Chase Bank NA		$2		ZAR	32		4/5/16	—	@
UBS AG	BRL	163			$42		4/5/16	(3)
UBS AG	CAD	—	@		$—	@	4/5/16	(—	@)
UBS AG	KRW	93,150			$82		4/5/16	—	@
UBS AG	MYR	79			$20		4/5/16	—	@
UBS AG	NZD	291			$192		4/5/16	(9)
UBS AG	PLN	293			$75		4/5/16	(4)
UBS AG		$80		BRL	285		4/5/16	(1)
UBS AG		$52		CHF	52		4/5/16	2
UBS AG		$525		JPY	59,640		4/5/16	5
UBS AG		$10		NOK	88		4/5/16	—	@
UBS AG	ZAR	39			$3		4/5/16	(—	@)
UBS AG	ZAR	125			$8		4/5/16	(—	@)
JPMorgan Chase Bank NA	EUR	32		NOK	300		4/8/16	(—	@)
UBS AG		$75		EUR	68		4/8/16	2
UBS AG		$2		EUR	2		4/8/16	—	@
Citibank NA		$72		BRL	258		4/20/16	(1)
Citibank NA		$14		BRL	52		4/20/16	—	@
Citibank NA		$2		BRL	7		4/20/16	—	@
Bank of America NA	CHF	92			$94		4/21/16	(2)
Bank of America NA	EUR	160			$178		4/21/16	(4)
Bank of America NA	HKD	47			$6		4/21/16	(—	@)
Bank of America NA	PLN	63			$16		4/21/16	(1)
Bank of America NA	SEK	89			$11		4/21/16	—	@
Bank of America NA		$26		CHF	25		4/21/16	(—	@)
Bank of America NA		$96		EUR	84		4/21/16	(—	@)
Bank of America NA		$90		GBP	62		4/21/16	(—	@)
Bank of America NA		$19		ILS	74		4/21/16	1
Bank of America NA		$61		JPY	6,886		4/21/16	—	@
Bank of America NA		$128		SEK	1,064		4/21/16	3

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of Montreal	AUD	12		$9	4/21/16	$	(—	@)
Bank of Montreal		$81	CAD	105	4/21/16		(—	@)
Bank of Montreal		$10	TRY	30	4/21/16		—	@
Bank of New York Mellon	CHF	18		$19	4/21/16		(—	@)
Bank of New York Mellon		$19	SEK	161	4/21/16		—	@
Barclays Bank PLC	AUD	15		$12	4/21/16		—	@
Barclays Bank PLC	AUD	73		$55	4/21/16		(1)
Barclays Bank PLC	EUR	109		$123	4/21/16		(2)
Barclays Bank PLC	EUR	15		$17	4/21/16		(—	@)
Barclays Bank PLC		$26	SGD	36	4/21/16		1
BNP Paribas SA		$26	CLP	18,077	4/21/16		1
Citibank NA	NOK	390		$47	4/21/16		—	@
Citibank NA		$13	JPY	1,416	4/21/16		(—	@)
Citibank NA		$31	KRW	37,606	4/21/16		1
Citibank NA		$211	MYR	873	4/21/16		12
Credit Suisse International	EUR	301		$334	4/21/16		(8)
Credit Suisse International		$26	ILS	101	4/21/16		1
Credit Suisse International		$10	THB	339	4/21/16		(—	@)
Goldman Sachs International	EUR	193		$215	4/21/16		(5)
Goldman Sachs International		$9	GBP	6	4/21/16		—	@
Goldman Sachs International		$57	HKD	446	4/21/16		(—	@)
Goldman Sachs International		$10	HUF	2,740	4/21/16		—	@
Goldman Sachs International		$19	JPY	2,117	4/21/16		—	@
JPMorgan Chase Bank NA	CAD	11		$9	4/21/16		(—	@)
JPMorgan Chase Bank NA	CHF	115		$117	4/21/16		(3)
JPMorgan Chase Bank NA	EUR	564		$628	4/21/16		(15)
JPMorgan Chase Bank NA	IDR	34,664		$3	4/21/16		—	@
JPMorgan Chase Bank NA	KRW	229,068		$190	4/21/16		(10)
JPMorgan Chase Bank NA	MYR	737		$177	4/21/16		(11)
JPMorgan Chase Bank NA	MYR	130		$31	4/21/16		(2)
JPMorgan Chase Bank NA	PLN	84		$22	4/21/16		(1)
JPMorgan Chase Bank NA		$41	DKK	274	4/21/16		1
JPMorgan Chase Bank NA		$11	INR	750	4/21/16		—	@
JPMorgan Chase Bank NA		$13	INR	876	4/21/16		—	@
JPMorgan Chase Bank NA		$191	JPY	21,480	4/21/16		—	@
JPMorgan Chase Bank NA		$11	KRW	12,112	4/21/16		(—	@)
JPMorgan Chase Bank NA		$179	KRW	213,098	4/21/16		7
JPMorgan Chase Bank NA		$125	RUB	9,045	4/21/16		9
JPMorgan Chase Bank NA		$27	RUB	1,953	4/21/16		2
JPMorgan Chase Bank NA		$159	SEK	1,315	4/21/16		4
JPMorgan Chase Bank NA		$35	SGD	48	4/21/16		1
JPMorgan Chase Bank NA		$26	TWD	864	4/21/16		1
State Street Bank and Trust Co.	EUR	25		$28	4/21/16		(1)
UBS AG	AUD	28		$21	4/21/16		(1)
UBS AG	CHF	13		$14	4/21/16		(—	@)
UBS AG	DKK	113		$17	4/21/16		—	@
UBS AG	EUR	59		$66	4/21/16		(1)
UBS AG		$1	MXN	21	4/21/16		—	@
UBS AG		$9	ZAR	149	4/21/16		1
UBS AG	ZAR	678		$46	4/21/16		—	@
UBS AG	BRL	285		$80	5/4/16		1
UBS AG		$82	KRW	93,150	5/4/16		(—	@)
UBS AG		$20	MYR	79	5/4/16		(—	@)
Citibank NA	CNY	289		$46	5/19/16		2
Citibank NA	CNY	847		$136	5/19/16		5
Citibank NA		$54	CNY	366	5/19/16		3
Deutsche Bank AG	CNY	565		$90	5/19/16		3
Deutsche Bank AG		$197	CNY	1,335	5/19/16		9

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	CNH	1,637	$246	9/22/16	$(5)
JPMorgan Chase Bank NA	CNH	112	$17	9/22/16	— @
JPMorgan Chase Bank NA	CNH	1,631	$245	9/22/16	(5)
Citibank NA	CNH	1,391	$211	3/16/17	— @
					$(1)

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
MSCI Emerging Market E Mini (United States)	12	$500	Jun-16	$21
NIKKEI 225 Index (United States)	5	373	Jun-16	(3)
S&P 500 E Mini Index (United States)	32	3,282	Jun-16	68
Sugar No. 11 (United States)	1	17	Jun-16	1
Sugar No. 11 (United States)	1	18	Feb-17	—	@
Sugar No. 11 (United States)	1	17	Apr-16	—	@
Sugar No. 11 (United States)	1	18	Sep-16	—	@
U.S. Treasury 10 yr. Note (United States)	8	1,043	Jun-16	7
U.S. Treasury 2 yr. Note (United States)	2	438	Jun-16	1
U.S. Treasury 5 yr. Note (United States)	2	242	Jun-16	—	@
Short:
Brent Crude Futures (United Kingdom)	1	(40)	Apr-16	—	@
Euro Stoxx 50 Index (Germany)	34	(1,134)	Jun-16	13
German Euro Bund (Germany)	5	(929)	Jun-16	(6)
SPI 200 Index (Australia)	1	(97)	Jun-16	1
TOPIX Index (Japan)	1	(120)	Jun-16	1
U.S. Treasury 10 yr. Note (United States)	8	(1,043)	Jun-16	2
U.S. Treasury Long Bond (United States)	2	(329)	Jun-16	2
UK Long Gilt Bond (United Kingdom)	1	(174)	Jun-16	(—	@)
				$108

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)		Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)			Value (000)	Credit Rating of Reference Obligation†
JPMorgan Chase Bank NA Russian Federation	Sell		$110	1.00%	6/20/21	$(10)	$	(—	@)	$(10)	BB+
Morgan Stanley & Co., LLC** ITRAXX.XO.23	Sell	EUR	25	5.00	6/20/20	3		(1)		2	NR
Morgan Stanley & Co., LLC** CDX.NA.HY.24	Sell		$161	5.00	6/20/20	8		1		9	NR
			$296			$1	$	(—	@)	$1

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2016:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Citibank NA	3 Month STIBOR	Receive	1.28%	10/6/25	SEK	1,000	$(3)
Citibank NA	3 Month STIBOR	Receive	1.34	10/12/25		207	(1)
Citibank NA	3 Month STIBOR	Receive	1.39	10/13/25		250	(1)
Citibank NA	3 Month STIBOR	Receive	1.37	10/14/25		292	(1)
Goldman Sachs International	3 Month STIBOR	Receive	1.25	10/6/25		153	(1)
Goldman Sachs International	3 Month STIBOR	Receive	1.29	10/7/25		147	(1)
Goldman Sachs International	3 Month STIBOR	Receive	1.34	10/12/25		300	(1)
Goldman Sachs International	3 Month STIBOR	Receive	1.39	10/13/25		83	— @
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.29	10/7/25		200	(1)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.33	10/8/25		249	(1)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.34	10/12/25		47	— @
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.38	10/13/25		505	(2)
JPMorgan Chase Bank NA	3 Month LIBOR	Receive	1.85	3/21/26		$147	— @
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	1.29	3/7/21		250	(1)
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	1.73	3/11/26		510	(4)
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	1.80	3/14/26		320	(4)
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	1.68	4/4/26		30	— @
							$(22)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at March 31, 2016:

Swap Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	U.S. Media Index††		$141	3 Month USD LIBOR minus 0.10%	Pay	2/8/17	$(10)
Goldman Sachs International	USD Liquid High Yield Index		210	3 Month USD LIBOR plus 0.62%	Receive	6/23/16	4
Goldman Sachs International	U.S. Consumer Staples Index††		120	3 Month USD LIBOR minus 0.15%	Pay	3/2/17	(5)
Goldman Sachs International	U.S. Consumer Staples Index††		120	3 Month USD LIBOR minus 0.15%	Pay	3/2/17	(4)
JPMorgan Chase Bank NA	EU Consumer Staples Index††	EUR	110	3 Month EUR EURIBOR minus 0.11%	Pay	3/2/17	(3)
JPMorgan Chase Bank NA	EU Consumer Staples Index††		111	3 Month EUR EURIBOR minus 0.11%	Pay	3/2/17	(1)
JPMorgan Chase Bank NA	VIX Short-Term Futures Total Return Index		$20	3 Month USD LIBOR minus 0.35%	Pay	3/22/17	2
							$(17)

††  See tables below for details of the equity basket holdings underlying the swap.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

The following table represents the equity basket holdings underlying the total return swap with U.S. Media Index as of March 31, 2016.

Security Description	Index Weight
U.S. Media Index
Cablevision Systems Corp.	1.00%
CBS Corp.	3.71
Charter Communications, Inc.	2.63
Comcast Corp.	22.93
Discovery Communications, Inc.	1.14
Discovery Communications, Inc.	0.66
DISH Network Corp.	1.58
Interpublic Group of Cos, Inc. (The)	1.43
Liberty Global PLC	3.55
Liberty Global PLC	1.49
Liberty Media Corp.	1.18
Liberty Media Corp.	0.54
News Corp.	0.74
Omnicom Group, Inc.	3.08
Scripps Networks Interactive, Inc.	0.75
Sirius XM Holdings, Inc.	1.46
TEGNA, Inc.	0.77
Time Warner Cable, Inc.	8.88
Time Warner, Inc.	9.03
Twenty-First Century Fox, Inc.	5.19
Twenty-First Century Fox, Inc.	1.89
Viacom, Inc.	2.18
Walt Disney Co. (The)	24.19
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Consumer Staples Index as of March 31, 2016.

Security Description	Index Weight
U.S. Consumer Staples Index
Altria Group, Inc.	11.92%
Archer-Daniels-Midland Co.	9.67
Brown-Forman Corp.	8.09
Campbell Soup Co.	7.95
Church & Dwight Co., Inc.	6.54
Clorox Co. (The)	3.39
Coca-Cola Co. (The)	3.37
Coca-Cola Enterprises, Inc.	2.60
Colgate-Palmolive Co.	2.49
ConAgra Foods, Inc.	2.22
Constellation Brands, Inc.	2.01
Costco Wholesale Corp.	1.39
CVS Health Corp.	1.15
Dr. Pepper Snapple Group, Inc.	1.12
Estee Lauder Cos, Inc. (The)	1.06
General Mills, Inc.	1.05
Hershey Co. (The)	1.04
Hormel Foods Corp.	1.03
JM Smucker Co. (The)	0.93
Kellogg Co.	0.90
Kimberly-Clark Corp.	0.87
Kraft Heinz Co. (The)	0.84
Kroger Co. (The)	0.83
McCormick & Co., Inc.	0.70
Mead Johnson Nutrition Co.	0.64
Molson Coors Brewing Co.	0.62
Security Description	Index Weight
Mondelez International, Inc.	0.61%
Monster Beverage Corp.	0.61
PepsiCo, Inc.	0.56
Philip Morris International, Inc.	0.53
Procter & Gamble Co. (The)	6.11
Reynolds American, Inc.	5.72
Sysco Corp.	3.91
Tyson Foods, Inc.	3.67
Walgreens Boots Alliance, Inc.	1.98
Wal-Mart Stores, Inc.	0.57
Whole Foods Market, Inc.	1.31
100.00%

The following table represents the equity basket holdings underlying the total return swap with EU Consumer Staples Index as of March 31, 2016.

Security Description	Index Weight
EU Consumer Staples Index
Anheuser-Busch InBev SA	8.79%
Aryzta AG	0.32
Associated British Foods PLC	1.51
Barry Callebaut AG	0.21
Beiersdorf AG	0.80
British American Tobacco PLC	9.65
Carlsberg A/S	0.90
Carrefour SA	1.34
Casino Guichard Perrachon SA	0.29
Chocoladefabriken Lindt & Spruengli AG	0.53
Chocoladefabriken Lindt & Spruengli AG	0.67
Coca-Cola HBC AG	0.38
Colruyt SA	0.36
Danone SA	3.69
Diageo PLC	5.99
Distribuidora Internacional de Alimentac	0.28
Heineken Holding N.V.	0.69
Heineken N.V.	1.84
Henkel AG & Co., KGaA	0.90
Henkel AG & Co., KGaA	1.73
ICA Gruppen AB	0.23
Imperial Brands PLC	4.68
J Sainsbury PLC	0.47
Jeronimo Martins SGPS SA	0.36
Kerry Group PLC	1.30
Koninklijke Ahold N.V.	1.65
L'Oreal SA	3.97
METRO AG	0.49
Nestle SA	21.01
Orkla ASA	0.65
Pernod Ricard SA	2.08
Reckitt Benckiser Group PLC	5.45
Remy Cointreau SA	0.16
Svenska Cellulosa AB SCA	1.62
Swedish Match AB	0.59
Tate & Lyle PLC	0.34
Tesco PLC	1.98
Unilever N.V.	6.42
Unilever PLC	5.12
Wm Morrison Supermarkets PLC	0.56
100.00%

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

@    Value is less than $500.

@@    Amount is less than 500.

*    Cleared option, the broker is Goldman Sachs International.

†    Credit rating as issued by Standard & Poor's.

**    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

EURIBOR  Euro Interbank Offered Rate.

LIBOR    London Interbank Offered Rate.

STIBOR    Stockholm Interbank Offered Rate.

NR    Not rated.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi

CNY  —  Chinese Yuan Renminbi

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

RON  —  Romanian New Leu

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Other***	31.9%
Sovereign	24.1
Short-Term Investments	10.2
U.S. Treasury Securities	10.1
Investment Companies	9.6
Banks	8.5
Agency Fixed Rate Mortgages	5.6
Total Investments	100.0	%****

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open call options written with a value of approximately $34,000. Does not include open long/short futures contracts with an underlying face amount of approximately $9,814,000 with net unrealized appreciation of approximately $108,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $1,000 and does not include open swap agreements with net unrealized depreciation of approximately $39,000.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Global Multi-Asset Income Portfolio

Statement of Assets and Liabilities	March 31, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $12,348)	$12,256
Investment in Securities of Affiliated Issuers, at Value (Cost $2,539)	2,469
Total Investments in Securities, at Value (Cost $14,887)	14,725
Foreign Currency, at Value (Cost $70)	71
Receivable for Variation Margin on Futures Contracts	366
Receivable for Investments Sold	118
Due from Adviser	113
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	112
Interest Receivable	56
Prepaid Offering Costs	13
Dividends Receivable	7
Unrealized Appreciation on Swap Agreements	6
Tax Reclaim Receivable	3
Receivable from Affiliate	1
Other Assets	56
Total Assets	15,647
Liabilities:
Payable for Investments Purchased	850
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	113
Payable for Custodian Fees	64
Payable for Professional Fees	48
Unrealized Depreciation on Swap Agreements	36
Options Written, at Value (Premiums received $53)	34
Payable for Offering Costs	18
Premium Received on Open Swap Agreements	10
Payable for Variation Margin on Swap Agreements	3
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	— @
Payable for Transfer Agency Fees — Class IS	— @
Payable for Administration Fees	1
Payable for Shareholder Services Fees — Class A	— @
Payable for Distribution and Shareholder Services Fees — Class C	— @
Other Liabilities	67
Total Liabilities	1,246
Net Assets	$14,401
Net Assets Consist Of:
Paid-in-Capital	$15,036
Distributions in Excess of Net Investment Income	(71)
Accumulated Net Realized Loss	(491)
Unrealized Appreciation (Depreciation) on:
Investments	(92)
Investments in Affiliates	(70)
Futures Contracts	108
Options Written	19
Swap Agreements	(39)
Foreign Currency Forward Exchange Contracts	(1)
Foreign Currency Translations	2
Net Assets	$14,401

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Global Multi-Asset Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2016 (000)
CLASS I:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$9.58
CLASS A:
Net Assets	$46
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	4,805
Net Asset Value, Redemption Price Per Share	$9.56
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.53
Maximum Offering Price Per Share	$10.09
CLASS C:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$9.53
CLASS IS:
Net Assets	$14,335
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,497,000
Net Asset Value, Offering and Redemption Price Per Share	$9.58

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Global Multi-Asset Income Portfolio

Statement of Operations	Six Months Ended March 31, 2016 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$60
Dividends from Security of Affiliated Issuers (Note G)	44
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	43
Total Investment Income	147
Expenses:
Custodian Fees (Note F)	82
Offering Costs	80
Professional Fees	60
Advisory Fees (Note B)	46
Shareholder Reporting Fees	15
Pricing Fees	10
Administration Fees (Note C)	6
Registration Fees	4
Transfer Agency Fees — Class I (Note E)	— @
Transfer Agency Fees — Class A (Note E)	— @
Transfer Agency Fees — Class C (Note E)	— @
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class A	— @
Other Expenses	5
Total Expenses	310
Expenses Reimbursed by Adviser (Note B)	(200)
Waiver of Advisory Fees (Note B)	(46)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Reimbursement of Class Specific Expenses — Class I (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	61
Net Investment Income	86
Realized Gain (Loss):
Investments Sold	(221)
Investments in Affiliates	(4)
Foreign Currency Forward Exchange Contracts	(18)
Foreign Currency Transactions	(— @)
Futures Contracts	95
Options Written	(1)
Swap Agreements	(70)
Net Realized Loss	(219)
Change in Unrealized Appreciation (Depreciation):
Investments	636
Investments in Affiliates	2
Foreign Currency Forward Exchange Contracts	(6)
Foreign Currency Translations	3
Futures Contracts	153
Swap Agreements	(62)
Options Written	(10)
Net Change in Unrealized Appreciation (Depreciation)	716
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	497
Net Increase in Net Assets Resulting from Operations	$583

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Global Multi-Asset Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2016 (unaudited) (000)		Period From April 30, 2015^ to September 30, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$86		$108
Net Realized Loss	(219)		(279)
Net Change in Unrealized Appreciation (Depreciation)	716		(789)
Net Increase (Decrease) in Net Assets Resulting from Operations	583		(960)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(—	@)	(—	@)
Class A:
Net Investment Income	(1)		(—	@)
Class C:
Net Investment Income	(—	@)	(—	@)*
Class IS:
Net Investment Income	(212)		(45)
Total Distributions	(213)		(45)
Capital Share Transactions:(1)
Class I:
Subscribed	—		10
Class A:
Subscribed	—		46
Distributions Reinvested	—	@	—	@
Class C:
Subscribed	—		10	*
Class IS:
Subscribed	—		14,970
Net Increase in Net Assets Resulting from Capital Share Transactions	—	@	15,036
Total Increase in Net Assets	370		14,031
Net Assets:
Beginning of Period	14,031		—
End of Period (Including Distributions in Excess of Net Investment Income and Accumulated Undistributed Net Investment Income of $(71) and $56, respectively)	$14,401		$14,031
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—		1
Class A:
Shares Subscribed	—		5
Shares Issued on Distributions Reinvested	—	@@	—	@@
Net Increase in Class A Shares Outstanding	—	@@	5
Class C:
Shares Subscribed	—		1	*
Class IS:
Shares Subscribed	—		1,497

^  Commencement of Operations.

*  For the period May 8, 2015 through September 30, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Global Multi-Asset Income Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended March 31, 2016 (unaudited)		Period from April 30, 2015^ to September 30, 2015
Net Asset Value, Beginning of Period	$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.06		0.07
Net Realized and Unrealized Gain (Loss)	0.33		(0.71)
Total from Investment Operations	0.39		(0.64)
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.03)
Net Asset Value, End of Period	$9.58		$9.33
Total Return++	4.23	%#	(6.42	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$9
Ratio of Expenses to Average Net Assets (1)	0.92	%+*	0.93	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.19	%+*	1.72	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*	0.01	%*
Portfolio Turnover Rate	115	%#	139	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	14.15	%*	20.20	%*
Net Investment Loss to Average Net Assets	(12.04	)%*	(17.55	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Global Multi-Asset Income Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended March 31, 2016 (unaudited)		Period from April 30, 2015^ to September 30, 2015
Net Asset Value, Beginning of Period	$9.32		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.04		0.04
Net Realized and Unrealized Gain (Loss)	0.33		(0.69)
Total from Investment Operations	0.37		(0.65)
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.03)
Net Asset Value, End of Period	$9.56		$9.32
Total Return++	4.09	%#	(6.64	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$46		$44
Ratio of Expenses to Average Net Assets (1)	1.27	%+*	1.27	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.82	%+*	1.02	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*	0.01	%*
Portfolio Turnover Rate	115	%#	139	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.74	%*	12.75	%*
Net Investment Loss to Average Net Assets	(4.65	)%*	(10.46	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Global Multi-Asset Income Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2016 (unaudited)		Period from May 8, 2015^ to September 30, 2015
Net Asset Value, Beginning of Period	$9.30		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.00	‡	0.02
Net Realized and Unrealized Gain (Loss)	0.33		(0.71)
Total from Investment Operations	0.33		(0.69)
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.01)
Net Asset Value, End of Period	$9.53		$9.30
Total Return++	3.55	%#	(6.86	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$9
Ratios of Expenses to Average Net Assets (1)	2.02	%+*	2.03	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.08	%+*	0.56	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*	0.01	%*
Portfolio Turnover Rate	115	%#	139	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	6.49	%*	21.28	%*
Net Investment Loss to Average Net Assets	(4.39	)%*	(18.68	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Global Multi-Asset Income Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2016 (unaudited)		Period from April 30, 2015^ to September 30, 2015
Net Asset Value, Beginning of Period	$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.06		0.07
Net Realized and Unrealized Gain (Loss)	0.33		(0.71)
Total from Investment Operations	0.39		(0.64)
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.03)
Net Asset Value, End of Period	$9.58		$9.33
Total Return++	4.25	%#	(6.41	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,335		$13,969
Ratio of Expenses to Average Net Assets (1)	0.87	%+*	0.87	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.22	%+*	1.76	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*	0.01	%*
Portfolio Turnover Rate	115	%#	139	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.42	%*	5.97	%*
Net Investment Loss to Average Net Assets	(2.33	)%*	(3.33	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Global Multi-Asset Income Portfolio. The Portfolio seeks to maximize current income and to seek capital appreciation over time. The Portfolio offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards

CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$793	$—	$793
Commercial Mortgage-Backed Securities	—	167	—	167
Corporate Bonds	—	2,282	—	2,282
Sovereign	—	3,387	—	3,387
U.S. Treasury Securities	—	1,420	—	1,420
Total Fixed Income Securities	—	8,049	—	8,049
Common Stocks
Aerospace & Defense	59	—	—	59
Air Freight & Logistics	20	—	—	20
Airlines	3	—	—	3
Auto Components	64	—	—	64
Automobiles	107	—	—	107
Banks	449	—	—	449
Beverages	118	—	—	118
Biotechnology	1	—	—	1
Building Products	23	—	—	23
Capital Markets	69	—	—	69
Chemicals	115	—	—	115
Commercial Services & Supplies	8	—	—	8
Communications Equipment	26	—	—	26
Construction & Engineering	41	—	—	41
Construction Materials	43	—	—	43
Diversified Consumer Services	9	—	—	9
Diversified Financial Services	38	—	—	38
Diversified Telecommunication Services	142	—	—	142
Electric Utilities	112	—	—	112
Electrical Equipment	49	—	—	49
Food & Staples Retailing	40	—	—	40
Food Products	47	—	—	47
Gas Utilities	59	—	—	59
Health Care Equipment & Supplies	29	—	—	29
Health Care Providers & Services	40	—	—	40
Hotels, Restaurants & Leisure	43	—	—	43
Household Durables	4	—	—	4
Household Products	35	—	—	35
Industrial Conglomerates	85	—	—	85
Information Technology Services	38	—	—	38
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Insurance	$178	$—		$—		$178
Machinery	17	—		—		17
Media	118	—		—		118
Metals & Mining	75	—		—		75
Multi-Utilities	143	—		—		143
Multi-line Retail	4	—		—		4
Oil, Gas & Consumable Fuels	288	—		—		288
Paper & Forest Products	11	—		—		11
Personal Products	81	—		—		81
Pharmaceuticals	190	—		—		190
Professional Services	7	—		—		7
Real Estate Investment Trusts (REITs)	434	—		—		434
Real Estate Management & Development	68	—		—		68
Road & Rail	6	—		—		6
Semiconductors & Semiconductor Equipment	43	—		—	@	43
Software	48	—		—		48
Specialty Retail	50	—		—		50
Tech Hardware, Storage & Peripherals	1	—		—		1
Textiles, Apparel & Luxury Goods	77	—		—		77
Thrifts & Mortgage Finance	2	—		—		2
Tobacco	23	—		—		23
Trading Companies & Distributors	8	—		—		8
Transportation Infrastructure	52	—		—		52
Water Utilities	23	—		—		23
Wireless Telecommunication Services	19	—		—		19
Total Common Stocks	3,882	—		—	@	3,882
Investment Companies	1,349	—		—		1,349
Call Options Purchased	—	7		—		7
Short-Term Investments
Investment Company	1,120	—		—		1,120
U.S. Treasury Security	—	318		—		318
Total Short-Term Investments	1,120	318		—		1,438
Foreign Currency Forward Exchange Contracts	—	112		—		112
Futures Contracts	117	—		—		117
Credit Default Swap Agreement	—	1		—		1
Interest Rate Swap Agreements	—	—	@	—		—	@
Total Return Swap Agreements	—	6		—		6
Total Assets	6,468	8,493		—	@	14,961

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Liabilities:
Call Options Written	(13)	(21)	—		(34)
Foreign Currency Forward Exchange Contracts	—	(113)	—		(113)
Futures Contracts	(9)	—	—		(9)
Credit Default Swap Agreements	—	(1)	—		(1)
Interest Rate Swap Agreements	—	(22)	—		(22)
Total Return Swap Agreements	—	(23)	—		(23)
Total Liabilities	(22)	(180)	—		(202)
Total	$6,446	$8,313	$—	@	$14,759

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2016, securities with a total value of approximately $108,626,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at September 30, 2015 were valued using unadjusted quoted prices at March 31, 2016.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—	@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—	@)
Realized gains (losses)	—
Ending Balance	$—	@
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	(—	@)

@  Value is less than $500.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

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Notes to Financial Statements (unaudited) (cont'd)

There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids,

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Notes to Financial Statements (unaudited) (cont'd)

together with a specified valuation method, are used to calculate the settlement value. The Portfolio's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option

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Morgan Stanley Institutional Fund Trust

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Notes to Financial Statements (unaudited) (cont'd)

contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. The Portfolio may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase the Portfolio's exposure to the underlying instrument. Writing call options tend to decrease the Portfolio's exposure to the underlying instruments. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Transactions in written options for the six months ended March 31, 2016 were as follows:

Written Options	Notional Amount (000)	Premiums Received (000)
Options outstanding at September 30, 2015	3	$41
Options written	973	248
Options closed	(410)	(11)
Options exercised	(7)	(109)
Options expired	(15)	(116)
Options outstanding at March 31, 2016	544	$53

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Options Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$7	(a)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	112
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	1	(b)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	104	(b)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	12	(b)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	1	(b)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	6
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	—	@
Swap Agreement	Variation Margin on Swap Agreement	Interest Rate Risk	—	@(b)
Total			$243
Call Options Written	Options Written, at Value	Currency Risk	$(3)
Call Options Written	Options Written, at Value	Equity Risk	(31)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	(113)
Futures Contract	Variation Margin on Futures Contract	Equity Risk	(3	)(b)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(6	)(b)
Swap Agreement	Unrealized Depreciation on Swap Agreement	Credit Risk	(—	@)

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	$(1	)(b)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(23)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(13)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(9	)(b)
Total			$(202)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(b) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

@ Amount is less than $500.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Call Options Purchased	$—	@(c)
Currency Risk	Call Options Written	—	@
Equity Risk	Call Options Written	(1)
Currency Risk Foreign Currency	Forward Exchange Contracts	(18)
Commodity Risk	Futures Contracts	(4)
Equity Risk	Futures Contracts	155
Interest Rate Risk	Futures Contracts	(56)
Credit Risk	Swap Agreements	8
Equity Risk	Swap Agreements	(61)
Interest Rate Risk	Swap Agreements	(17)
	Total	$6
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Call Options Purchased	$7	(c)
Currency Risk	Call Options Written	(26)
Equity Risk	Call Options Written	16
Currency Risk Foreign Currency	Forward Exchange Contracts	(6)
Commodity Risk	Futures Contracts	8
Equity Risk	Futures Contracts	128
Interest Rate Risk	Futures Contracts	17
Credit Risk	Swap Agreements	(1)
Equity Risk	Swap Agreements	(41)
Interest Rate Risk	Swap Agreements	(20)
	Total	$82

(c)  Amounts are included in Investments in the Statement of Operations.

@  Amount is less than $500.

At March 31, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(d)	Assets(e) (000)		Liabilities(e) (000)
Call Options Purchased	$7	(a)	$—
Call Options Written	—		(21)
Foreign Currency Forward Exchange Contracts	112		(113)
Swap Agreements	6		(36)
Total	$125		$(170)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Excludes exchange traded derivatives.

(e) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$4		$(4)	$—	$0
Bank of Montreal	—	@	(— @)	—	0
Bank of New York Mellon	—	@	(— @)	—	0
Barclays Bank PLC	1		(1)	—	0
BNP Paribas SA	1		—	—	1
Citibank NA	25		(7)	—	18
Credit Suisse International	1		(1)	—	0
Deutsche Bank AG	12		—	—	12
Goldman Sachs International	6		(6)	—	0
HSBC Bank PLC	23		(14)	—	9
JPMorgan Chase Bank NA	41		(39)	—	2
UBS AG	11		(11)	—	0
Total	$125		$(83)	$—	$42
Bank of America NA	7		(4)	—	3
Bank of Montreal	—	@	(— @)	—	—	@
Bank of New York Mellon	—	@	(— @)	—	0
Barclays Bank PLC	3		(1)	—	2
Citibank NA	23		(7)	—	16
Credit Suisse International	8		(1)	—	7
Goldman Sachs International	36		(6)	—	30
HSBC Bank PLC	14		(14)	—	0
JPMorgan Chase Bank NA	59		(39)	—	20
State Street Bank and Trust Co.	1		—	—	1
UBS AG	19		(11)	—	8
Total	$170		$(83)	$—	$87

(f) In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$8,165,000
Futures Contracts:
Average monthly original value	$12,279,000
Swap Agreements:
Average monthly notional amount	$3,644,000
Call Options Purchased:
Average monthly notional amount	608,000
Call Options Written:
Average monthly notional amount	612,000

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.65% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 2.05% for Class C shares and 0.90% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2016, approximately $46,000 of advisory fees were waived and approximately $201,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $4,617,000 and $4,531,000, respectively. For the six months ended March 31, 2016, purchases and sales of long-term U.S. Government securities were approximately $10,260,000 and $9,808,000, respectively.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2016 is as follows:

Value September 30, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2016 (000)
$1,742	$3,539	$4,161	$2	$1,120

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Fixed Income Opportunities Portfolio ("Emerging Markets Fixed Income Opportunities Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Fixed Income Opportunities Portfolio. For the six months ended March 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Emerging Markets Fixed Income Opportunities Portfolio. The Emerging Markets Fixed Income Opportunities Portfolio has a cost basis of approximately $711,000 at March 31, 2016.

A summary of the Portfolio's transactions in shares of the Emerging Markets Fixed Income Opportunities Portfolio during the six months ended March 31, 2016 is as follows:

Value September 30, 2015 (000)	Purchases at Cost (000)	Sales (000)	Realized Loss (000)	Dividend Income (000)	Value March 31, 2016 (000)
$417	$318	$57	$(4)	$21	$703

The Portfolio invests in Morgan Stanley Institutional Fund Trust — High Yield Portfolio ("High Yield Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the High Yield Portfolio. For the six months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the High Yield Portfolio. The High Yield Portfolio has a cost basis of approximately $708,000 at March 31, 2016.

A summary of the Portfolio's transactions in shares of the High Yield Portfolio during the six months ended March 31, 2016 is as follows:

Value September 30, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2016 (000)
$565	$—	$—	$21	$646

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax period ended September 30, 2015, remains subject to examination by taxing authorities.

37

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2015 was as follows:

2015 Distributions Paid From: Ordinary Income (000)
$45

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments for swap transactions, resulted in the following reclassifications among the components of net assets at September 30, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(7)	$7	$—

At September 30, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$238	$—

At September 30, 2015, the Portfolio had available for Federal income tax purposes unused short term and long term capital losses of approximately $149,000 and $111,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

38

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

39

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

40

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

41

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

42

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFGMAPSAN
1482441 EXP. 05.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Semi-Annual Report

March 31, 2016

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	16
U.S. Privacy Policy	26
Trustee and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Mid Cap Growth Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2016

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Expense Example (unaudited)

Mid Cap Growth Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2016 and held for the entire six-month period (unless otherwise noted).

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/15	Actual Ending Account Value 3/31/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Portfolio Class I	$1,000.00	$931.40	$1,021.00	$3.86	$4.04	0.80%
Mid Cap Growth Portfolio Class A	1,000.00	930.20	1,019.60	5.21	5.45	1.08
Mid Cap Growth Portfolio Class L	1,000.00	928.00	1,017.10	7.62	7.97	1.58
Mid Cap Growth Portfolio Class IS	1,000.00	932.20	1,021.95	2.95	3.08	0.61

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (89.2%)
Aerospace & Defense (1.1%)
TransDigm Group, Inc. (a)	128,636	$28,344
Air Freight & Logistics (0.6%)
XPO Logistics, Inc. (a)(b)	475,448	14,596
Automobiles (4.8%)
Tesla Motors, Inc. (a)(b)	536,816	123,344
Beverages (3.1%)
Monster Beverage Corp. (a)	592,664	79,049
Biotechnology (1.1%)
Alnylam Pharmaceuticals, Inc. (a)	147,788	9,277
Intrexon Corp. (a)(b)	355,312	12,041
Juno Therapeutics, Inc. (a)(b)	166,077	6,326
		27,644
Capital Markets (1.0%)
Affiliated Managers Group, Inc. (a)	158,040	25,666
Communications Equipment (0.9%)
Palo Alto Networks, Inc. (a)	140,001	22,840
Consumer Finance (2.5%)
LendingClub Corp. (a)	7,666,161	63,629
Diversified Financial Services (6.2%)
McGraw Hill Financial, Inc.	918,505	90,914
MSCI, Inc.	914,704	67,761
		158,675
Electrical Equipment (0.3%)
SolarCity Corp. (a)(b)	280,975	6,906
Food Products (3.4%)
Mead Johnson Nutrition Co.	1,011,976	85,987
Health Care Equipment & Supplies (6.1%)
DexCom, Inc. (a)	386,161	26,224
Intuitive Surgical, Inc. (a)	214,356	128,839
		155,063
Health Care Technology (4.6%)
athenahealth, Inc. (a)	841,956	116,847
Hotels, Restaurants & Leisure (5.6%)
Dunkin' Brands Group, Inc.	1,697,587	80,075
Marriott International, Inc., Class A (b)	876,669	62,401
		142,476
Information Technology Services (3.5%)
FleetCor Technologies, Inc. (a)	427,145	63,538
Gartner, Inc. (a)	285,108	25,474
		89,012
Internet & Catalog Retail (1.2%)
TripAdvisor, Inc. (a)	179,346	11,927
Zalando SE (Germany) (a)(c)	573,749	18,835
		30,762
	Shares	Value (000)
Internet Software & Services (13.1%)
Autohome, Inc. ADR (China) (a)	855,424	$23,901
Dropbox, Inc. (a)(d)(e)(f) (acquisition cost — $33,909; acquired 5/1/12)	3,747,173	41,256
LinkedIn Corp., Class A (a)	527,413	60,310
MercadoLibre, Inc. (Brazil)	272,317	32,093
Pandora Media, Inc. (a)(b)	1,303,161	11,663
Survey Monkey, Inc. (a)(d)(e)(f) (acquisition cost — $28,952; acquired 11/25/14)	1,760,030	21,261
Twitter, Inc. (a)	3,954,628	65,449
Yelp, Inc. (a)	489,909	9,739
Zillow Group, Inc., Class A (a)(b)	923,763	23,602
Zillow Group, Inc., Class C (a)(b)	1,847,524	43,842
		333,116
Life Sciences Tools & Services (4.7%)
Illumina, Inc. (a)	733,290	118,874
Pharmaceuticals (3.3%)
Zoetis, Inc.	1,870,357	82,913
Professional Services (5.5%)
IHS, Inc., Class A (a)	543,245	67,449
Verisk Analytics, Inc. (a)	918,305	73,391
		140,840
Software (10.9%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	440,150	11,070
FireEye, Inc. (a)(b)	724,920	13,041
Mobileye N.V. (a)(b)	344,274	12,838
NetSuite, Inc. (a)(b)	244,518	16,747
ServiceNow, Inc. (a)	1,060,853	64,903
Splunk, Inc. (a)	1,347,409	65,929
Tableau Software, Inc., Class A (a)	285,056	13,076
Workday, Inc., Class A (a)	1,036,211	79,622
		277,226
Tech Hardware, Storage & Peripherals (0.4%)
3D Systems Corp. (a)(b)	386,295	5,976
Stratasys Ltd. (a)(b)	134,293	3,481
		9,457
Textiles, Apparel & Luxury Goods (4.3%)
Lululemon Athletica, Inc. (Canada) (a)	499,550	33,825
Michael Kors Holdings Ltd. (a)	884,697	50,392
Under Armour, Inc., Class A (a)	291,191	24,702
		108,919
Trading Companies & Distributors (1.0%)
Fastenal Co. (b)	532,536	26,094
Total Common Stocks (Cost $1,932,900)		2,268,279
Convertible Preferred Stock (0.2%)
Internet Software & Services (0.2%)
Dropbox, Inc. Series A (a)(d)(e)(f) (acquisition cost — $3,365; acquired 5/25/12) (Cost $3,365)	371,814	4,094

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

	Shares	Value (000)
Preferred Stocks (6.7%)
Internet & Catalog Retail (5.3%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost — $47,799; acquired 4/16/14)	1,174,038	$86,186
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost — $13,007; acquired 10/4/13)	566,827	49,802
		135,988
Software (1.4%)
Palantir Technologies, Inc. Series G (a)(d)(e)(f) (acquisition cost — $11,738; acquired 7/19/12)	3,835,908	22,709
Palantir Technologies, Inc. Series H (a)(d)(e)(f) (acquisition cost — $3,519; acquired 10/25/13)	1,002,564	5,935
Palantir Technologies, Inc. Series H1 (a)(d)(e)(f) (acquisition cost — $3,519; acquired 10/25/13)	1,002,564	5,935
		34,579
Total Preferred Stocks (Cost $79,582)		170,567
	Notional Amount (000)
Call Option Purchased (0.1%)
Foreign Currency Option (0.1%)
USD/CNY June 2016 @ CNY 6.70, Royal Bank of Scotland (Cost $3,123)	802,259	2,802
	Shares
Short-Term Investments (15.3%)
Securities held as Collateral on Loaned Securities (11.0%)
Investment Company (8.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	227,015,986	227,016
	Face Amount (000)
Repurchase Agreements (2.1%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $5,936; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $6,055)	$5,936	5,936
Barclays Capital, Inc., (0.35%, dated 3/31/16, due 4/1/16; proceeds $10,126; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $10,328)	10,126	10,126
	Face Amount (000)	Value (000)
HSBC Securities USA, Inc., (0.27%, dated 3/31/16, due 4/1/16; proceeds $13,967; fully collateralized by various U.S. Government obligations; 0.00% due 11/15/18 - 5/15/22; valued at $14,247)	$13,967	$13,967
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $10,475; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $10,685)	10,475	10,475
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $11,872; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $12,109)	11,872	11,872
		52,376
Total Securities held as Collateral on Loaned Securities (Cost $279,392)		279,392
	Shares
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $110,258)	110,258,313	110,258
Total Short-Term Investments (Cost $389,650)		389,650
Total Investments (111.5%) (Cost $2,408,620) Including $278,451 of Securities Loaned (g)		2,835,392
Liabilities in Excess of Other Assets (-11.5%)		(292,781)
Net Assets (100.0%)		$2,542,611

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2016.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Security has been deemed illiquid at March 31, 2016.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2016 amounts to approximately $237,178,000 and represents 9.3% of net assets.

(f)  At March 31, 2016, the Portfolio held fair valued securities valued at approximately $237,178,000, representing 9.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(g)  At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $680,814,000 and the aggregate gross unrealized depreciation is approximately $254,042,000 resulting in net unrealized appreciation of approximately $426,772,000.

ADR  American Depositary Receipt.

CNY  —  Chinese Yuan Renminbi

USD  —  United States Dollar

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	44.7%
Internet Software & Services	13.2
Software	12.2
Internet & Catalog Retail	6.5
Diversified Financial Services	6.2
Health Care Equipment & Supplies	6.1
Hotels, Restaurants & Leisure	5.6
Professional Services	5.5
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities	March 31, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,071,346)	$2,498,118
Investment in Securities of Affiliated Issuer, at Value (Cost $337,274)	337,274
Total Investments in Securities, at Value (Cost $2,408,620)	2,835,392
Cash	328
Dividends Receivable	2,998
Receivable for Portfolio Shares Sold	1,992
Receivable for Investments Sold	246
Receivable from Affiliate	38
Other Assets	378
Total Assets	2,841,372
Liabilities:
Collateral on Securities Loaned, at Value	280,700
Payable for Portfolio Shares Redeemed	6,683
Due to Broker	3,180
Payable for Advisory Fees	3,379
Payable for Sub Transfer Agency Fees — Class I	1,368
Payable for Sub Transfer Agency Fees — Class A	546
Payable for Sub Transfer Agency Fees — Class L	4
Payable for Investments Purchased	1,741
Payable for Administration Fees	172
Payable for Shareholder Services Fees — Class A	135
Payable for Distribution and Shareholder Services Fees — Class L	6
Payable for Custodian Fees	99
Payable for Professional Fees	68
Payable for Trustees' Fees and Expenses	50
Payable for Transfer Agency Fees — Class I	13
Payable for Transfer Agency Fees — Class A	20
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	596
Total Liabilities	298,761
Net Assets	$2,542,611
Net Assets Consist Of:
Paid-in-Capital	$2,140,682
Distributions in Excess of Net Investment Income	(32,427)
Accumulated Undistributed Net Realized Gain	7,584
Unrealized Appreciation (Depreciation) on:
Investments	426,772
Foreign Currency Translations	(—	@)
Net Assets	$2,542,611

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2016 (000)
CLASS I:
Net Assets	$1,219,097
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	41,176,225
Net Asset Value, Offering and Redemption Price Per Share	$29.61
CLASS A:
Net Assets	$639,008
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	22,989,032
Net Asset Value, Redemption Price Per Share	$27.80
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.54
Maximum Offering Price Per Share	$29.34
CLASS L:
Net Assets	$10,391
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	383,355
Net Asset Value, Offering and Redemption Price Per Share	$27.11
CLASS IS:
Net Assets	$674,115
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	22,699,541
Net Asset Value, Offering and Redemption Price Per Share	$29.70
(1) Including: Securities on Loan, at Value:	$278,451

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations	Six Months Ended March 31, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$7,471
Income from Securities Loaned — Net	6,148
Dividends from Security of Affiliated Issuer (Note G)	161
Total Investment Income	13,780
Expenses:
Advisory Fees (Note B)	8,612
Sub Transfer Agency Fees — Class I	1,997
Sub Transfer Agency Fees — Class A	821
Sub Transfer Agency Fees — Class L	10
Administration Fees (Note C)	1,378
Shareholder Services Fees — Class A (Note D)	999
Distribution and Shareholder Services Fees — Class L (Note D)	43
Shareholder Reporting Fees	260
Custodian Fees (Note F)	126
Registration Fees	69
Professional Fees	65
Transfer Agency Fees — Class I (Note E)	23
Transfer Agency Fees — Class A (Note E)	35
Transfer Agency Fees — Class L (Note E)	3
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	51
Pricing Fees	3
Other Expenses	18
Total Expenses	14,514
Reimbursement of Class Specific Expenses — Class I (Note B)	(474)
Rebate from Morgan Stanley Affiliate (Note G)	(45)
Net Expenses	13,995
Net Investment Loss	(215)
Realized Gain (Loss):
Investments Sold	78,962
Foreign Currency Transactions	(4)
Net Realized Gain	78,958
Change in Unrealized Appreciation (Depreciation):
Investments	(329,097)
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	(329,097)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(250,139)
Net Decrease in Net Assets Resulting from Operations	$(250,354)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Mid Cap Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2016 (unaudited) (000)	Year Ended September 30, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(215)	$(27,971)
Net Realized Gain	78,958	462,448
Net Change in Unrealized Appreciation (Depreciation)	(329,097)	(616,480)
Net Decrease in Net Assets Resulting from Operations	(250,354)	(182,003)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(9,202)
Net Realized Gain	(213,404)	(622,473)
Class A:
Net Realized Gain	(107,999)	(246,534)
Class L:
Net Realized Gain	(1,556)	(2,378)
Class IS:
Net Investment Income	—	(2,208)
Net Realized Gain	(132,809)	(89,011)
Total Distributions	(455,768)	(971,806)
Capital Share Transactions:(1)
Class I:
Subscribed	70,193	388,442
Distributions Reinvested	195,833	591,126
Redeemed	(880,504)	(2,845,084)
Class A:
Subscribed	33,405	96,465
Distributions Reinvested	104,817	243,008
Redeemed	(335,483)	(908,512)
Class L:
Subscribed	—	265
Distributions Reinvested	1,516	2,327
Redeemed	(1,337)	(3,574)
Class IS:
Subscribed	168,662	840,659
Distributions Reinvested	123,359	90,604
Redeemed	(493,058)	(327,990)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,012,597)	(1,832,264)
Total Decrease in Net Assets	(1,718,719)	(2,986,073)
Net Assets:
Beginning of Period	4,261,330	7,247,403
End of Period (Including Distributions in Excess of Net Investment Income of $(32,427) and $(32,212))	$2,542,611	$4,261,330

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Mid Cap Growth Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2016 (unaudited) (000)	Year Ended September 30, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,216	9,353
Shares Issued on Distributions Reinvested	5,943	15,709
Shares Redeemed	(27,176)	(70,154)
Net Decrease in Class I Shares Outstanding	(19,017)	(45,092)
Class A:
Shares Subscribed	1,164	2,466
Shares Issued on Distributions Reinvested	3,386	6,803
Shares Redeemed	(10,820)	(23,545)
Net Decrease in Class A Shares Outstanding	(6,270)	(14,276)
Class L:
Shares Subscribed	—	6
Shares Issued on Distributions Reinvested	50	66
Shares Redeemed	(44)	(94)
Net Increase (Decrease) in Class L Shares Outstanding	6	(22)
Class IS:
Shares Subscribed	5,104	21,050
Shares Issued on Distributions Reinvested	3,735	2,405
Shares Redeemed	(16,329)	(8,054)
Net Increase (Decrease) in Class IS Shares Outstanding	(7,490)	15,401

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended March 31, 2016		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$35.96		$44.73	$44.24	$35.34	$33.65	$33.58
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.00	‡	(0.16)	0.09	0.10	0.17	0.03
Net Realized and Unrealized Gain (Loss)	(2.03)		(2.33)	3.04	10.10	3.35	0.14
Total from Investment Operations	(2.03)		(2.49)	3.13	10.20	3.52	0.17
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)	—	(0.12)	—	(0.10)
Net Realized Gain	(4.32)		(6.19)	(2.64)	(1.18)	(1.83)	—
Total Distributions	(4.32)		(6.28)	(2.64)	(1.30)	(1.83)	(0.10)
Net Asset Value, End of Period	$29.61		$35.96	$44.73	$44.24	$35.34	$33.65
Total Return++	(6.86	)%#	(6.18)%	7.25%	29.92%	10.91%	0.47%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,219,097		$2,164,565	$4,708,900	$5,174,440	$4,219,528	$3,797,139
Ratio of Expenses to Average Net Assets (1)	0.80	%+*	0.74%+	0.75%+	0.70%+^	0.71%+	0.69%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	0.71%+^	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.00	%§+*	(0.39)%+	0.19%+	0.27%+^	0.48%+	0.07%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.01%
Portfolio Turnover Rate	14	%#	27%	45%	52%	26%	35%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.86	%*	N/A	N/A	N/A	N/A	N/A
Net Investment Loss to Average Net Assets	(0.06	)%*	N/A	N/A	N/A	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Mid Cap Growth Portfolio

	Class A
	Six Months Ended March 31, 2016		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$34.06		$42.70	$42.46	$34.03	$32.55	$32.51
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.04)		(0.26)	(0.03)	0.01	0.06	(0.07)
Net Realized and Unrealized Gain (Loss)	(1.90)		(2.19)	2.91	9.70	3.25	0.15
Total from Investment Operations	(1.94)		(2.45)	2.88	9.71	3.31	0.08
Distributions from and/or in Excess of:
Net Investment Income	—		—	—	(0.10)	—	(0.04)
Net Realized Gain	(4.32)		(6.19)	(2.64)	(1.18)	(1.83)	—
Total Distributions	(4.32)		(6.19)	(2.64)	(1.28)	(1.83)	(0.04)
Net Asset Value, End of Period	$27.80		$34.06	$42.70	$42.46	$34.03	$32.55
Total Return++	(6.98	)%#	(6.40)%	6.95%	29.60%	10.62%	0.22%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$639,008		$996,553	$1,859,126	$2,171,493	$1,832,003	$2,595,397
Ratio of Expenses to Average Net Assets	1.08	%+*	1.00%+	1.00%+	0.95%+^	0.96%+	0.94%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	0.96%+^	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.28	)%+*	(0.65)%+	(0.07)%+	0.02%+^	0.17%+	(0.18)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.01%
Portfolio Turnover Rate	14	%#	27%	45%	52%	26%	35%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Mid Cap Growth Portfolio

	Class L
	Six Months Ended March 31, 2016		Year Ended September 30,				Period from June 14, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		September 30, 2012
Net Asset Value, Beginning of Period	$33.39		$42.20	$42.20	$33.97		$32.87
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.11)		(0.46)	(0.26)	(0.15)		0.05
Net Realized and Unrealized Gain (Loss)	(1.85)		(2.16)	2.90	9.63		1.05
Total from Investment Operations	(1.96)		(2.62)	2.64	9.48		1.10
Distributions from and/or in Excess of:
Net Investment Income	—		—	—	(0.07)		—
Net Realized Gain	(4.32)		(6.19)	(2.64)	(1.18)		—
Total Distributions	(4.32)		(6.19)	(2.64)	(1.25)		—
Net Asset Value, End of Period	$27.11		$33.39	$42.20	$42.20		$33.97
Total Return++	(7.20	)%#	(6.94)%	6.40%	28.92%		3.35	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,391		$12,600	$16,817	$17,190		$10
Ratio of Expenses to Average Net Assets	1.58	%+*	1.55%+	1.55%+	1.46	%+^^	1.50	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	1.46	%+^^	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.77	)%+*	(1.20)%+	(0.60)%+	(0.41	)%+^^	0.46	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00	%§*
Portfolio Turnover Rate	14	%#	27%	45%	52%		26	%#

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Mid Cap Growth Portfolio

	Class IS
	Six Months Ended March 31, 2016		Year Ended September 30,		Period from September 13, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	September 30, 2013
Net Asset Value, Beginning of Period	$36.03		$44.80	$44.25	$43.74
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		(0.10)	0.18	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	(2.04)		(2.33)	3.01	0.51
Total from Investment Operations	(2.01)		(2.43)	3.19	0.51
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)	—	—
Net Realized Gain	(4.32)		(6.19)	(2.64)	—
Total Distributions	(4.32)		(6.34)	(2.64)	—
Net Asset Value, End of Period	$29.70		$36.03	$44.80	$44.25
Total Return++	(6.78	)%#	(6.02)%	7.39%	1.17	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$674,115		$1,087,612	$662,560	$10
Ratio of Expenses to Average Net Assets	0.61	%+*	0.61%+	0.61%+	0.49	%+^^*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	0.58	%+^^*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.19	%+*	(0.25)%+	0.41%+	(0.22	)%+^^*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	14	%#	27%	45%	52	%#

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.73% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust (''MSIFT" or the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth. The Portfolio offers four classes of shares — Class I, Class A, Class L and Class IS.

The Portfolio's Class I, Class A, Class L and Class IS shares are currently closed to new investors with certain exceptions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which

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Notes to Financial Statements (unaudited) (cont'd)

market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$28,344	$—	$—	$28,344
Air Freight & Logistics	14,596	—	—	14,596
Automobiles	123,344	—	—	123,344
Beverages	79,049	—	—	79,049
Biotechnology	27,644	—	—	27,644
Capital Markets	25,666	—	—	25,666
Communications Equipment	22,840	—	—	22,840
Consumer Finance	63,629	—	—	63,629
Diversified Financial Services	158,675	—	—	158,675
Electrical Equipment	6,906	—	—	6,906
Food Products	85,987	—	—	85,987
Health Care Equipment & Supplies	155,063	—	—	155,063
Health Care Technology	116,847	—	—	116,847
Hotels, Restaurants & Leisure	142,476	—	—	142,476
Information Technology Services	89,012	—	—	89,012
Internet & Catalog Retail	30,762	—	—	30,762

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Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Internet Software & Services	$270,599	$—	$62,517	$333,116
Life Sciences Tools & Services	118,874	—	—	118,874
Pharmaceuticals	82,913	—	—	82,913
Professional Services	140,840	—	—	140,840
Software	277,226	—	—	277,226
Tech Hardware, Storage & Peripherals	9,457	—	—	9,457
Textiles, Apparel & Luxury Goods	108,919	—	—	108,919
Trading Companies & Distributors	26,094	—	—	26,094
Total Common Stocks	2,205,762	—	62,517	2,268,279
Convertible Preferred Stock	—	—	4,094	4,094
Preferred Stocks	—	—	170,567	170,567
Call Option Purchased	—	2,802	—	2,802
Short-Term Investments
Investment Companies	337,274	—	—	337,274
Repurchase Agreements	—	52,376	—	52,376
Total Short-Term Investments	337,274	52,376	—	389,650
Total Assets	$2,543,036	$55,178	$237,178	$2,835,392

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2016, securities with a total value of approximately $18,835,000 transferred from Level 2 to Level 1. At September 30, 2015, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)	Preferred Stocks (000)
Beginning Balance	$165,222	$7,132	$252,754
Purchases	—	—	—
Sales	(60,467)	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	(18,817)	—
Change in unrealized appreciation (depreciation)	(63,893)	15,779	(82,187)
Realized gains (losses)	21,655	—	—
Ending Balance	$62,517	$4,094	$170,567
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$(35,745)	$(2,792)	$(82,187)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at March 31, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Internet & Catalog Retail
Preferred Stocks	$86,186	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.4	x	18.4	x	15.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$49,802	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.1	x	5.8	x	3.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

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Notes to Financial Statements (unaudited) (cont'd)

	Fair Value at March 31, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Internet Software & Services
Common Stock	$41,256	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
Preferred Stock	$4,094		Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.5	x	16.1	x	8.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Common Stock	$21,261	Discounted Cash Flow	Weighted Average Cost of Capital	17.5%		19.5%		18.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.5	x	14.4	x	10.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Software
Preferred Stocks	$34,579	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.2	x	11.3	x	10.8	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment

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Notes to Financial Statements (unaudited) (cont'd)

transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its

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Notes to Financial Statements (unaudited) (cont'd)

investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Option Purchased	Investments, at Value (Call Option Purchased)	Currency Risk	$2,802	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Option Purchased)	$(3,726	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(6,536	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At March 31, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities (000)
Call Option Purchased	$2,802	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or

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Notes to Financial Statements (unaudited) (cont'd)

potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$2,802	$—	$(2,802)	$0

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Call Options Purchased:
Average monthly notional amount	991,804,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$278,451	(f)	$—	$(278,451	)(g)(h)	$0

(f)  Represents market value of loaned securities at period end.

(g)  The Portfolio received cash collateral of approximately $280,700,000, of which approximately $279,392,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of March 31, 2016, there was uninvested cash of approximately $1,308,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $423,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(h) The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased

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Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2016.

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$280,700	$—	$—	$—	$280,700
Total Borrowings	$280,700	$—	$—	$—	$280,700
Gross amount of recognized liabilities for securities lending transactions					$280,700

7.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date

(date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.50% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares and 0.73% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Trustees act to discontinue all or a

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2016, approximately $474,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $473,564,000 and $2,044,211,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2016, advisory fees paid were reduced by approximately $45,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2016 is as follows:

Value September 30, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2016 (000)
$210,142	$1,490,342	$1,363,210	$161	$337,274

During the six months ended March 31, 2016, the Portfolio incurred approximately $5,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$69,051	$902,755	$70,823	$369,254

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, nondeductible expenses, distribution redesignation, tax adjustments on partnership investments held and sold by the Portfolio and a net operating loss, resulted in the following reclassifications among the components of net assets at September 30, 2015:

Distributions in Excess of Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$(3,956)	$11,318	$(7,362)

At September 30, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$415,821

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended September 30, 2015, the Portfolio deferred to October 1, 2015 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$31,975	$—

I. Other: At March 31, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 37.4%.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTMCGSAN
1482434 EXP. 05.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Semi-Annual Report

March 31, 2016

FSVPRO-00

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	17
U.S. Privacy Policy	27
Trustee and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Strategic Income Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2016

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Expense Example (unaudited)

Strategic Income Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2016 and held for the entire six-month period (unless otherwise noted).

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/15	Actual Ending Account Value 3/31/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Strategic Income Portfolio Class I	$1,000.00	$996.40	$1,020.00	$4.99	$5.05	1.00%
Strategic Income Portfolio Class A	1,000.00	993.60	1,018.35	6.63	6.71	1.33
Strategic Income Portfolio Class C	1,000.00	990.80	1,014.50	10.45	10.58	2.10
Strategic Income Portfolio Class IS	1,000.00	996.70	1,020.30	4.69	4.75	0.94

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments

Strategic Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (89.9%)
Asset-Backed Securities (13.8%)
AMRESCO Residential Securities Corp.
Mortgage Loan Trust,
0.99%, 9/25/27 (a)	$17	$16
Bear Stearns Asset-Backed Securities I Trust,
0.76%, 3/25/37 (a)	89	45
0.79%, 5/25/37 (a)	97	56
BNC Mortgage Loan Trust,
0.59%, 3/25/37 (a)	100	65
Carrington Mortgage Loan Trust,
0.66%, 1/25/37 (a)	100	57
Countrywide Asset-Backed Certificates,
0.81%, 4/25/36 (a)	100	82
0.89%, 3/25/47 (a)(b)	70	51
4.94%, 7/25/36	127	101
CWABS Asset-Backed Certificates Trust,
4.85%, 10/25/46 (a)	86	62
Ellington Loan Acquisition Trust,
1.54%, 5/25/37 (a)(b)	100	84
GSAA Home Equity Trust,
6.00%, 11/25/36	33	21
GSAMP Trust,
0.76%, 3/25/46 (a)	100	74
Lehman ABS Manufactured Housing Contract Trust,
3.70%, 4/15/40	26	26
Nationstar Home Equity Loan Trust,
0.69%, 4/25/37 (a)	100	87
Ownit Mortgage Loan Trust,
0.71%, 3/25/37 (a)	61	46
RAMP Trust,
0.76%, 11/25/35 (a)	68	55
RASC Trust,
0.60%, 11/25/36 (a)	72	61
RMAT LLC,
4.83%, 6/25/35 (b)	84	83
Truman Capital Mortgage Loan Trust,
2.14%, 1/25/34 (a)(b)	78	77
3.21%, 11/25/31 (a)(b)	70	67
VOLT XXXIII LLC,
4.25%, 3/25/55 (b)	99	96
		1,312
Collateralized Mortgage Obligation — Agency Collateral Series (0.2%)
Government National Mortgage Association, IO
0.82%, 8/20/58 (a)	585	19
Commercial Mortgage-Backed Securities (4.8%)
COMM Mortgage Trust,
2.87%, 2/10/48 (b)	100	70
3.94%, 6/11/27 (a)(b)	100	99
GS Mortgage Securities Trust,
4.33%, 2/10/48 (a)(b)	100	74
	Face Amount (000)		Value (000)
HILT Mortgage Trust,
4.19%, 7/15/29 (a)(b)		$100	$87
JPMBB Commercial Mortgage Securities Trust,
3.85%, 2/15/48 (a)(b)		100	72
Wells Fargo Commercial Mortgage Trust,
4.10%, 5/15/48 (a)		75	57
			459
Corporate Bonds (37.7%)
Finance (16.4%)
ABN Amro Bank N.V,
6.38%, 4/27/21	EUR	100	136
Ally Financial, Inc.,
4.13%, 3/30/20		$25	25
Assicurazioni Generali SpA,
7.75%, 12/12/42 (a)	EUR	100	137
Bank of America Corp., MTN
4.25%, 10/22/26		$50	51
BNP Paribas SA, MTN
4.25%, 10/15/24		200	203
BPCE SA,
5.15%, 7/21/24 (b)		200	205
Citigroup, Inc.,
5.50%, 9/13/25		75	82
Cooperatieve Rabobank UA,
2.50%, 5/26/26 (a)	EUR	100	116
Discover Financial Services,
3.95%, 11/6/24		$25	25
Goldman Sachs Group, Inc. (The),
0.59%, 10/29/19 (a)	EUR	100	114
Kennedy-Wilson, Inc.,
5.88%, 4/1/24		$25	24
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	50	67
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (a)		100	136
Nationwide Building Society,
4.13%, 3/20/23 (a)		100	118
Vonovia Finance BV,
4.00%, 12/17/21 (a)(c)		100	113
			1,552
Industrials (19.8%)
Actavis Funding SCS,
3.80%, 3/15/25		$15	16
Advanced Micro Devices, Inc.,
6.75%, 3/1/19		25	20
Air Canada,
6.75%, 10/1/19 (b)		50	52
Akamai Technologies, Inc.,
Zero Coupon, 2/15/19		50	49
Aramark Services, Inc.,
5.75%, 3/15/20		25	26

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Argos Merger Sub, Inc.,
7.13%, 3/15/23 (b)	$25	$27
AT&T, Inc.,
6.30%, 1/15/38	25	29
Ball Corp.,
4.00%, 11/15/23	25	25
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	15	13
CCO Safari II LLC,
4.91%, 7/23/25 (b)	50	53
Citrix Systems, Inc.,
0.50%, 4/15/19	50	56
Cobalt International Energy, Inc.,
2.63%, 12/1/19	50	25
Continental Airlines Pass-Thru Certificates,
6.13%, 4/29/18	25	26
Crown Castle International Corp.,
5.25%, 1/15/23	25	27
CSC Holdings LLC,
5.25%, 6/1/24	25	22
Ctrip.com International Ltd.,
1.25%, 10/15/18	50	64
DISH DBS Corp.,
5.00%, 3/15/23	25	22
Dollar Tree, Inc.,
5.75%, 3/1/23 (b)	25	27
Embraer Netherlands Finance BV,
5.05%, 6/15/25	25	22
First Data Corp.,
5.38%, 8/15/23 (b)	25	26
General Motors Financial Co., Inc.,
4.30%, 7/13/25	50	50
Global Partners LP/GLP Finance Corp.,
7.00%, 6/15/23	25	19
Harland Clarke Holdings Corp.,
9.75%, 8/1/18 (b)	25	25
HCA, Inc.,
4.75%, 5/1/23	25	25
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.75%, 10/1/25 (b)	15	13
Kinder Morgan, Inc.,
5.55%, 6/1/45	25	22
Lamar Media Corp.,
5.00%, 5/1/23	25	26
Lear Corp.,
5.25%, 1/15/25	50	52
Lundin Mining Corp.,
7.50%, 11/1/20 (b)	25	24
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC,
5.50%, 4/15/25 (b)	25	22
	Face Amount (000)		Value (000)
MasTec, Inc.,
4.88%, 3/15/23		$25	$22
MGM Resorts International,
6.00%, 3/15/23		25	26
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21 (b)		25	26
Motorola Solutions, Inc.,
4.00%, 9/1/24		25	23
MPLX LP,
4.00%, 2/15/25		25	22
Netflix, Inc.,
5.50%, 2/15/22		25	26
ON Semiconductor Corp., Series B
2.63%, 12/15/26		50	54
OPE KAG Finance Sub, Inc.,
7.88%, 7/31/23 (b)		25	25
Outfront Media Capital LLC/ Outfront Media Capital Corp.,
5.25%, 2/15/22		25	26
QUALCOMM, Inc.,
4.80%, 5/20/45		5	5
QVC, Inc.,
4.85%, 4/1/24		25	25
RR Donnelley & Sons Co.,
7.88%, 3/15/21		25	25
RSI Home Products, Inc.,
6.50%, 3/15/23 (b)		25	26
Sally Holdings LLC/Sally Capital, Inc,
5.63%, 12/1/25		25	27
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC,
5.88%, 5/15/21 (b)		50	50
SM Energy Co.,
6.13%, 11/15/22		15	11
Standard Industries, Inc,
5.38%, 11/15/24 (b)		50	51
Starwood Property Trust, Inc.,
4.55%, 3/1/18		50	50
Suburban Propane Partners LP/ Suburban Energy Finance Corp.,
5.75%, 3/1/25		25	24
Telefonica Europe BV,
5.88%, 3/31/24 (a)(c)	EUR	100	116
Tesla Motors, Inc.,
0.25%, 3/1/19		$50	46
Toll Brothers Finance Corp.,
0.50%, 9/15/32		50	49
Tops Holding LLC/Tops Markets II Corp.,
8.00%, 6/15/22 (b)		25	23
United Rentals North America, Inc.,
5.75%, 11/15/24		25	25

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Whole Foods Market, Inc.,
5.20%, 12/3/25 (b)		$25	$26
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25 (b)		25	24
XPO Logistics, Inc.,
7.88%, 9/1/19 (b)		50	52
Yahoo!, Inc.,
Zero Coupon, 12/1/18		50	50
Zachry Holdings, Inc.,
7.50%, 2/1/20 (b)		25	24
			1,884
Utilities (1.5%)
AES Corp.,
4.88%, 5/15/23		75	72
Energy Transfer Partners LP,
2.50%, 6/15/18		75	73
			145
			3,581
Mortgages — Other (11.0%)
Alternative Loan Trust,
2.89%, 3/25/35 (a)		113	102
PAC
0.89%, 10/25/36 (a)		74	51
Banc of America Alternative Loan Trust,
0.89%, 11/25/36 (a)		64	39
5.71%, 10/25/36 (a)		111	69
Bear Stearns Structured Products, Inc. Trust,
2.70%, 1/26/36 (a)		40	32
Bear Stearns Trust,
0.82%, 5/25/36 (a)		70	57
2.49%, 2/25/36 (a)		61	51
2.63%, 4/25/35 (a)		59	44
2.84%, 3/25/36 (a)		114	86
Citigroup Mortgage Loan Trust,
2.57%, 6/25/36 (a)		45	36
First Horizon Mortgage Pass-Through Trust,
6.25%, 11/25/36		26	25
Grifonas Finance PLC,
0.15%, 8/28/39 (a)	EUR	52	41
HarborView Mortgage Loan Trust,
0.62%, 1/19/38 (a)		$35	28
IndyMac INDX Mortgage Loan Trust,
2.71%, 12/25/34 (a)		52	49
JP Morgan Mortgage Trust,
2.59%, 6/25/37 (a)		47	41
Lehman Mortgage Trust,
6.00%, 7/25/36 - 6/25/37		151	109
Luminent Mortgage Trust,
0.67%, 5/25/37 (a)		124	91
	Face Amount (000)		Value (000)
Lusitano Mortgages No. 5 PLC,
0.12%, 7/15/59 (a)	EUR	53	$46
MASTR Alternative Loan Trust,
6.25%, 7/25/36		$50	43
			1,040
Sovereign (19.4%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	330	74
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	40	47
Hungary Government Bond,
6.00%, 11/24/23	HUF	39,000	175
Hungary Government International Bond,
5.38%, 3/25/24		$100	112
Indonesia Government International Bond,
5.88%, 1/15/24 (b)		200	225
Italy Buoni Poliennali Del Tesoro,
2.35%, 9/15/24 (b)	EUR	89	119
Mexican Bonos,
10.00%, 12/5/24	MXN	4,300	320
New Zealand Government Bond,
4.50%, 4/15/27	NZD	70	55
5.50%, 4/15/23		200	165
Poland Government Bond,
2.50%, 7/25/26	PLN	430	112
Portugal Government International Bond,
5.13%, 10/15/24 (b)		$50	51
Portugal Obrigacoes do Tesouro OT,
5.65%, 2/15/24 (b)	EUR	110	151
Romania Government Bond,
4.75%, 2/24/25	RON	120	34
5.85%, 4/26/23		240	72
Select Medical Corp.,
6.38%, 6/1/21		$50	48
South Africa Government Bond,
8.00%, 1/31/30	ZAR	280	17
Spain Government Inflation Linked Bond,
1.80%, 11/30/24 (b)	EUR	49	62
			1,839
U.S. Treasury Securities (3.0%)
U.S. Treasury Bond,
3.50%, 2/15/39		$50	59
U.S. Treasury Inflation Indexed Bond,
0.25%, 1/15/25		220	222
			281
Total Fixed Income Securities (Cost $8,647)			8,531

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Shares	Value (000)
Short-Term Investment (9.8%)
Investment Company (9.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $931)	930,791	$931
Total Investments (99.7%) (Cost $9,578) (d)(e)		9,462
Other Assets in Excess of Liabilities (0.3%)		30
Net Assets (100.0%)		$9,492

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2016.

(d)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(e)  At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $158,000 and the aggregate gross unrealized depreciation is approximately $274,000 resulting in net unrealized depreciation of approximately $116,000.

IO  Interest Only.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2016:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC	AUD	158			$112		4/5/16	$(8)
HSBC Bank PLC	BRL	91			$25		4/5/16	(—	@)
HSBC Bank PLC	BRL	69			$19		4/5/16	(—	@)
HSBC Bank PLC	CAD	64		MXN	850		4/5/16	—	@
HSBC Bank PLC	EUR	1,282			$1,391		4/5/16	(67)
HSBC Bank PLC	MXN	450		JPY	2,838		4/5/16	(1)
HSBC Bank PLC	MXN	4,713			$262		4/5/16	(11)
HSBC Bank PLC		$46		AUD	63		4/5/16	2
HSBC Bank PLC		$72		AUD	94		4/5/16	—	@
HSBC Bank PLC		$—	@	GBP	—	@	4/5/16	—	@
HSBC Bank PLC		$49		ZAR	730		4/5/16	—	@
JPMorgan Chase Bank NA	HUF	80,216			$281		4/5/16	(10)
JPMorgan Chase Bank NA	JPY	159			$1		4/5/16	(—	@)
JPMorgan Chase Bank NA	PLN	1			$—	@	4/5/16	(—	@)
JPMorgan Chase Bank NA		$17		MXN	290		4/5/16	(—	@)
JPMorgan Chase Bank NA		$54		NZD	81		4/5/16	2
UBS AG	BRL	179			$49		4/5/16	(1)
UBS AG	CAD	1			$—	@	4/5/16	(—	@)
UBS AG	JPY	2,638			$23		4/5/16	(—	@)
UBS AG	NZD	401			$264		4/5/16	(13)
UBS AG	PLN	420			$107		4/5/16	(6)
UBS AG		$95		BRL	339		4/5/16	(1)
UBS AG		$131		HUF	36,891		4/5/16	3
UBS AG		$1		NOK	13		4/5/16	—	@
UBS AG	ZAR	59			$4		4/5/16	(—	@)
UBS AG	ZAR	188			$12		4/5/16	(1)
JPMorgan Chase Bank NA	EUR	43		NOK	405		4/8/16	(—	@)
JPMorgan Chase Bank NA		$5		EUR	4		4/8/16	—	@
UBS AG		$1		EUR	1		4/8/16	—	@
UBS AG		$48		NOK	399		4/8/16	1
UBS AG	BRL	339			$95		5/4/16	1
								$(110)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
German Euro BOBL (Germany)	5	$(746)	Jun-16	$1
German Euro Bund (Germany)	5	(929)	Jun-16	(4)
U.S. Treasury 10 yr. Note (United States)	10	(1,304)	Jun-16	3
U.S. Treasury 2 yr. Note (United States)	1	(219)	Jun-16	(1)
U.S. Treasury 5 yr. Note (United States)	5	(606)	Jun-16	1
U.S. Treasury Ultra Bond (United States)	1	(172)	Jun-16	1
U.S. Treasury Ultra Long Bond (United States)	8	(1,126)	Jun-16	(20)
				$(19)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)		Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Deutsche Bank AG CMBX.NA.BB.60	Sell	$28	5.00%	5/11/63	$—	@	$(3)	$(3)	NR
Goldman Sachs International CMBX.NA.BB.60	Sell	20	5.00	5/11/63	(—	@)	(2)	(2)	NR
		$48			$—	@	$(5)	$(5)

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

NR    Not rated.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

HUF  —  Hungarian Forint

JPY  —  Japanese Yen

MXN  —  Mexican Peso

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

RON  —  Romanian New Leu

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	19.9%
Sovereign	19.4
Finance	16.4
Asset-Backed Securities	13.9
Mortgages — Other	11.0
Short-Term Investment	9.8
Other*	9.6
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open short futures contracts with an underlying face amount of approximately $5,102,000 with net unrealized depreciation of approximately $19,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $110,000 and does not include open swap agreements with total unrealized depreciation of approximately $5,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Strategic Income Portfolio

Statement of Assets and Liabilities	March 31, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $8,647)	$8,531
Investment in Security of Affiliated Issuer, at Value (Cost $931)	931
Total Investments in Securities, at Value (Cost $9,578)	9,462
Foreign Currency, at Value (Cost $9)	8
Receivable for Investments Sold	94
Interest Receivable	87
Receivable for Variation Margin on Futures Contracts	54
Due from Adviser	38
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	9
Tax Reclaim Receivable	1
Premium Paid on Open Swap Agreements	—	@
Receivable from Affiliate	—	@
Prepaid Offering Costs	—	@
Other Assets	63
Total Assets	9,816
Liabilities:
Payable for Investments Purchased	122
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	119
Payable for Professional Fees	45
Payable for Custodian Fees	13
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	2
Unrealized Depreciation on Swap Agreements	5
Payable for Administration Fees	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Premium Received on Open Swap Agreements	—	@
Other Liabilities	13
Total Liabilities	324
Net Assets	$9,492
Net Assets Consist Of:
Paid-in-Capital	$10,005
Distributions in Excess of Net Investment Income	(16)
Accumulated Net Realized Loss	(247)
Unrealized Appreciation (Depreciation) on:
Investments	(116)
Futures Contracts	(19)
Swap Agreements	(5)
Foreign Currency Forward Exchange Contracts	(110)
Foreign Currency Translations	—	@
Net Assets	$9,492

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Strategic Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2016 (000)
CLASS I:
Net Assets	$9
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$9.48
CLASS A:
Net Assets	$9
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Redemption Price Per Share	$9.47
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.42
Maximum Offering Price Per Share	$9.89
CLASS C:
Net Assets	$9
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	994
Net Asset Value, Offering and Redemption Price Per Share	$9.45
CLASS IS:
Net Assets	$9,465
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	998,000
Net Asset Value, Offering and Redemption Price Per Share	$9.48

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Strategic Income Portfolio

Statement of Operations	Six Months Ended March 31, 2016 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$141
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	142
Expenses:
Professional Fees	60
Offering Costs	41
Advisory Fees (Note B)	19
Custodian Fees (Note F)	18
Registration Fees	14
Shareholder Reporting Fees	7
Pricing Fees	7
Administration Fees (Note C)	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Trustees' Fees and Expenses	— @
Other Expenses	7
Total Expenses	181
Expenses Reimbursed by Adviser (Note B)	(113)
Waiver of Advisory Fees (Note B)	(19)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	45
Net Investment Income	97
Realized Gain (Loss):
Investments Sold	(68)
Foreign Currency Forward Exchange Contracts	60
Foreign Currency Transactions	3
Futures Contracts	(157)
Swap Agreements	1
Net Realized Loss	(161)
Change in Unrealized Appreciation (Depreciation):
Investments	116
Foreign Currency Forward Exchange Contracts	(132)
Foreign Currency Translations	1
Futures Contracts	49
Swap Agreements	(3)
Net Change in Unrealized Appreciation (Depreciation)	31
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(130)
Net Decrease in Net Assets Resulting from Operations	$(33)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016 (unaudited)

Strategic Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2016 (unaudited) (000)	Period from December 30, 2014^ to September 30, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$97	$140
Net Realized Gain (Loss)	(161)	11
Net Change in Unrealized Appreciation (Depreciation)	31	(281)
Net Decrease in Net Assets Resulting from Operations	(33)	(130)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1)	(—	@)
Class A:
Net Investment Income	(— @)	(—	@)
Class C:
Net Investment Income	(— @)	(—	@)*
Class IS:
Net Investment Income	(279)	(75)
Total Distributions	(280)	(75)
Capital Share Transactions:(1)
Class I:
Subscribed	—	10
Class A:
Subscribed	—	10
Class C:
Subscribed	—	10	*
Class IS:
Subscribed	—	9,980
Net Increase in Net Assets Resulting from Capital Share Transactions	—	10,010
Total Increase (Decrease) in Net Assets	(313)	9,805
Net Assets:
Beginning of Period	9,805	—
End of Period (Including Distributions in Excess of Net Investment Income and Accumulated Undistributed Net Investment Income of $(16) and $167, respectively)	$9,492	$9,805
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	1
Class A:
Shares Subscribed	—	1
Class C:
Shares Subscribed	—	1	*
Class IS:
Shares Subscribed	—	998

^  Commencement of Operations.

*  For the period April 30, 2015 through September 30, 2015.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Strategic Income Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended March 31, 2016 (unaudited)		Period from December 30, 2014^ to September 30, 2015
Net Asset Value, Beginning of Period	$9.79		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.14
Net Realized and Unrealized Loss	(0.12)		(0.28)
Total from Investment Operations	(0.03)		(0.14)
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.07)
Net Asset Value, End of Period	$9.48		$9.79
Total Return++	(0.36	)%#	(1.39	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$10
Ratio of Expenses to Average Net Assets (1)	1.00	%+*	0.98	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.93	%+*	1.81	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.02	%*
Portfolio Turnover Rate	17	%#	39	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	20.67	%*	17.80	%*
Net Investment Loss to Average Net Assets	(17.74	)%*	(15.01	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Strategic Income Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended March 31, 2016 (unaudited)		Period from December 30, 2014^ to September 30, 2015
Net Asset Value, Beginning of Period	$9.79		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.11
Net Realized and Unrealized Loss	(0.14)		(0.27)
Total from Investment Operations	(0.06)		(0.16)
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.05)
Net Asset Value, End of Period	$9.47		$9.79
Total Return++	(0.64	)%#	(1.56	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$10
Ratio of Expenses to Average Net Assets (1)	1.33	%+*	1.33	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.58	%+*	1.46	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*	0.02	%*
Portfolio Turnover Rate	17	%#	39	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	20.95	%*	18.06	%*
Net Investment Loss to Average Net Assets	(18.04	)%*	(15.27	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Strategic Income Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2016 (unaudited)		Period from April 30, 2015^ to September 30, 2015
Net Asset Value, Beginning of Period	$9.76		$10.06
Income (Loss) from Investment Operations:
Net Investment Income†	0.04		0.05
Net Realized and Unrealized Loss	(0.13)		(0.32)
Total from Investment Operations	(0.09)		(0.27)
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.03)
Net Asset Value, End of Period	$9.45		$9.76
Total Return++	(0.92	)%#	(2.71	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$10
Ratios of Expenses to Average Net Assets (1)	2.10	%+*	2.10	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.82	%+*	1.13	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	17	%#	39	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	24.42	%*	19.28	%*
Net Investment Loss to Average Net Assets	(21.50	)%*	(16.05	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Financial Highlights

Strategic Income Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2016 (unaudited)		Period from December 30, 2014^ to September 30, 2015
Net Asset Value, Beginning of Period	$9.79		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.14
Net Realized and Unrealized Loss	(0.13)		(0.27)
Total from Investment Operations	(0.03)		(0.13)
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.08)
Net Asset Value, End of Period	$9.48		$9.79
Total Return++	(0.33	)%#	(1.37	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,465		$9,775
Ratio of Expenses to Average Net Assets (1)	0.94	%+*	0.93	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.02	%+*	1.88	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.02	%*
Portfolio Turnover Rate	17	%#	39	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	3.72	%*	4.04	%*
Net Investment Loss to Average Net Assets	(0.76	)%*	(1.23	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Strategic Income Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-adviser, Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), seek a total return comprised of income and capital appreciation. The Portfolio offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$1,312	$—	$1,312
Collateralized Mortgage Obligation — Agency Collateral Series	—	19	—	19
Commercial Mortgage-Backed Securities	—	459	—	459
Corporate Bonds	—	3,581	—	3,581
Mortgages — Other	—	1,040	—	1,040
Sovereign	—	1,839	—	1,839
U.S. Treasury Securities	—	281	—	281
Total Fixed Income Securities	—	8,531	—	8,531
Short-Term Investment
Investment Company	931	—	—	931
Foreign Currency Forward Exchange Contracts	—	9	—	9
Futures Contracts	6	—	—	6
Total Assets	937	8,540	—	9,477
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(119)	$—	$(119)
Futures Contracts	(25)	—	—	(25)
Credit Default Swap Agreements	—	(5)	—	(5)
Total Liabilities	(25)	(124)	—	(149)
Total	$912	$8,416	$—	$9,328

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2016, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either

(i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Portfolio's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the

Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$9
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	6	(a)
Total			$15
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(119)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(25	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(5)
Total			$(149)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$60
Interest Rate Risk	Futures Contracts	(157)
Credit Risk	Swap Agreements	1
Total		$(96)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(132)
Interest Rate Risk	Futures Contracts	49
Credit Risk	Swap Agreements	(3)
Total		$(86)

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

At March 31, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$9	$(119)
Swap Agreements	—	(5)
Total	$9	$(124)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
HSBC Bank PLC	$2	$(2)	$—	$0
JPMorgan Chase Bank NA	2	(2)	—	0
UBS AG	5	(5)	—	0
Total	$9	$(9)	$—	$0
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Deutsche Bank AG	$3	$—	$—	$3
Goldman Sachs International	2	—	—	2
HSBC Bank PLC	87	(2)	—	85
JPMorgan Chase Bank NA	10	(2)	—	8
UBS AG	22	(5)	—	17
Total	$124	$(9)	$—	$115

For the six months ended March 31, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$3,905,000
Futures Contracts:
Average monthly original value	$6,688,000
Swap Agreements:
Average monthly notional amount	$48,000

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Over $500 million
0.40%	0.35%

For the six months ended March 31, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2016, approximately $19,000 of advisory fees were waived and approximately $117,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $1,404,000 and $1,919,000, respectively. For the six months ended March 31, 2016, purchases and sales of long-term U.S. Government securities were approximately $57,000 and $453,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2016 is as follows:

Value September 30, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2016 (000)
$65	$2,606	$1,740	$1	$931

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax period ended September 30, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2015 and was as follows:

2015 Distributions Paid From:
Ordinary Income (000)
$75

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Notes to Financial Statements (unaudited) (cont'd)

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments and nondeductible expenses, resulted in the following reclassifications among the components of net assets at September 30, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$102	$(97)	$(5)

At September 30, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$322	$—

At September 30, 2015, the Portfolio had available for Federal income tax purposes unused short term and long term capital losses of approximately $85,000 and $55,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

• We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

• We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

• We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

• We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2016

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTSIPSAN
1481269 EXP. 05.31.17

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2016